    As filed with the Securities and Exchange Commission on October 29, 2008

                                           REGISTRATION STATEMENT NO. 333-147890
                                                                       811-08479

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 3                                               [X]


                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 19                                                             [X]


                        (Check Appropriate box or boxes.)

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)


                              1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on November 10, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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This registration statement incorporates by reference the Prospectus dated April 28, 2008, for the Marquis contracts, included in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File Nos. 333-147890/811-08479, filed on April 8, 2008 pursuant to paragraph (b) of Rule 485.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            MetLife of CT Separate Account TM For Variable Annuities
           MetLife of CT Separate Account TM II For Variable Annuities

                               MARQUIS PORTFOLIOS

                       SUPPLEMENT DATED NOVEMBER 10, 2008
                                     TO THE
                PROSPECTUS DATED APRIL 28, 2008, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the Marquis Portfolios variable annuity contracts issued by MetLife Insurance Company of Connecticut. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 10, 2008, the proposed Variable Funding Option substitution described in Appendix C--Additional Information Regarding Underlying Funds has been completed. The Franklin Templeton Variable Insurance Products Trust--Templeton Developing Markets Securities Fund (Class 2) (the "Prior Fund") has been replaced by the Met Investors Series Trust--MFS(R) Emerging Markets Equity Portfolio (Class B) (the "Replacement Fund") as a Variable Funding Option.

Any elections existing Contract Owners have on file for the Prior Fund for the allocation of Contract Value will be redirected to the Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund, including references to the Monitored Portfolios in the Transfers section of the Prospectus, shall be deemed to refer to the Replacement Fund.

The following table presents the Replacement Fund's management fee, distribution and/or service fees (12b-1), and other expenses. The Replacement Fund provided this information and we have not independently verified it.

                                            DISTRIBUTION                TOTAL     CONTRACTUAL FEE   NET TOTAL
                                               AND/OR                   ANNUAL         WAIVER         ANNUAL
                               MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE   OPERATING
      UNDERLYING FUND:             FEE      (12B-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
      ----------------         ----------   ------------   --------   ---------   ---------------   ---------
MET INVESTORS SERIES TRUST
MFS(R) Emerging Markets
   Equity Portfolio--Class B      1.00%         0.25%        0.27%      1.52%          0.00%          1.52%

The following table presents the investment objective, investment adviser and subadviser of the Replacement Fund.

                                                                    INVESTMENT
      FUNDING OPTION             INVESTMENT OBJECTIVE          ADVISER/ SUBADVISER
      --------------         ---------------------------   ---------------------------
MET INVESTORS SERIES TRUST
MFS(R) Emerging Markets      Seeks capital appreciation.   Met Investors Advisory, LLC
Equity Portfolio--Class B                                  Subadviser: Massachusetts
                                                           Financial Services Company

2. MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the sub-section of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                       MINIMUM   MAXIMUM
                                       -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
   Underlying Fund assets, including
   management fees, distribution and
   /or service fees (12b-1) fees,
   and other expenses)                  0.52%     1.52%

3. EXAMPLE

The information below replaces the table contained in the section of the prospectus titled "Example."

                                         IF CONTRACT IS SURRENDERED AT          IF CONTRACT IS NOT SURRENDERED OR
                                            THE END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                     -------------------------------------   --------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
          --------------             ------   -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
   Annual Operating Expenses .....    $468     $1,407    $2,349    $4,718      $468     $1,407    $2,349     $4,718
Underlying Fund with Minimum Total
   Annual Operating Expenses .....    $368     $1,114    $1,872    $3,824      $368     $1,114    $1,872     $3,824

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-800-842-9325.

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                  APRIL 28, 2008, AS REVISED NOVEMBER 10, 2008


                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     3

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION--Marquis Portfolios.............................     9

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account TM II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0


(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock

Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

              CONDENSED FINANCIAL INFORMATION -- MARQUIS PORTFOLIOS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                 --
                                                       2006      1.000          1.078            733,525

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      0.838          0.838                 --
                                                       2006      0.799          0.838                 --
                                                       2005      0.770          0.799          1,025,487
                                                       2004      0.742          0.770          1,205,734
                                                       2003      0.604          0.742          1,279,434
                                                       2002      0.882          0.604          1,518,451
                                                       2001      1.000          0.882          1,062,490

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.070          1.070                 --
                                                       2006      1.025          1.070                 --
                                                       2005      0.998          1.025          6,021,327
                                                       2004      0.914          0.998          6,441,697
                                                       2003      0.704          0.914          7,361,827
                                                       2002      0.923          0.704          8,287,863
                                                       2001      1.000          0.923          7,670,884

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      0.820          0.920                 --
                                                       2006      0.841          0.820                 --
                                                       2005      0.746          0.841          4,113,722
                                                       2004      0.701          0.746          4,503,692
                                                       2003      0.579          0.701          4,857,063
                                                       2002      0.853          0.579          4,351,369
                                                       2001      1.000          0.853          3,677,961

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.905          2.148          2,315,331
                                                       2006      1.612          1.905          2,475,904
                                                       2005      1.439          1.612          2,331,450
                                                       2004      1.292          1.439          2,010,266
                                                       2003      1.000          1.292            708,259

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.696          1.871          6,615,062
                                                       2006      1.568          1.696          7,636,501
                                                       2005      1.374          1.568          6,804,067
                                                       2004      1.244          1.374          4,723,786
                                                       2003      1.000          1.244          3,148,822

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.591          1.640          8,308,698
                                                       2006      1.406          1.591          9,591,390
                                                       2005      1.354          1.406          9,645,855
                                                       2004      1.249          1.354         10,097,666
                                                       2003      1.000          1.249          4,005,985

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.130          1.130                 --
                                                       2006      1.143          1.130                 --
                                                       2005      1.000          1.143             45,018

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.181          2.283                 --
                                                       2006      1.677          2.181          1,591,185
                                                       2005      1.335          1.677          2,052,928
                                                       2004      1.088          1.335          2,774,390
                                                       2003      0.776          1.088          3,330,265
                                                       2002      0.894          0.776          3,970,002
                                                       2001      1.008          0.894          4,949,889
                                                       2000      1.500          1.008          4,720,783
                                                       1999      0.842          1.500          1,775,067
                                                       1998      1.000          0.842            436,823

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      3.007          3.165                 --
                                                       2006      2.309          3.007          3,668,124
                                                       2005      2.195          2.309          4,904,823
                                                       2004      1.702          2.195          5,606,308
                                                       2003      1.293          1.702          6,192,784
                                                       2002      1.260          1.293          6,868,037
                                                       2001      1.180          1.260          6,779,937
                                                       2000      0.915          1.180          6,376,352
                                                       1999      0.957          0.915          2,774,241
                                                       1998      1.000          0.957            737,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.256          2.068          2,917,089
                                                       2006      1.978          2.256          4,091,664
                                                       2005      1.841          1.978          5,491,112
                                                       2004      1.544          1.841          6,456,759
                                                       2003      1.108          1.544          6,579,045
                                                       2002      1.195          1.108          6,021,239
                                                       2001      1.089          1.195          6,081,503
                                                       2000      0.938          1.089          4,013,761
                                                       1999      1.005          0.938          1,995,812
                                                       1998      1.000          1.005            945,867

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.204          1.267          5,878,441
                                                       2006      1.053          1.204          7,469,225
                                                       2005      1.028          1.053          9,699,620
                                                       2004      0.997          1.028         10,945,906
                                                       2003      0.838          0.997         11,883,486
                                                       2002      1.025          0.838         12,274,774
                                                       2001      1.151          1.025         13,580,072
                                                       2000      1.180          1.151         12,695,129
                                                       1999      1.079          1.180          7,731,002
                                                       1998      1.000          1.079          2,235,635

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.459          1.274          3,437,849
                                                       2006      1.432          1.459          4,281,732
                                                       2005      1.379          1.432          5,377,034
                                                       2004      1.262          1.379          6,088,968
                                                       2003      0.976          1.262          7,293,805
                                                       2002      1.229          0.976          8,561,232
                                                       2001      1.334          1.229          9,825,253
                                                       2000      1.199          1.334          8,753,265
                                                       1999      0.992          1.199          5,202,767
                                                       1998      1.000          0.992          1,337,518

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.416          1.546          3,804,620
                                                       2006      1.327          1.416          5,189,264
                                                       2005      1.290          1.327          6,838,627
                                                       2004      1.179          1.290          7,816,873
                                                       2003      0.875          1.179          9,501,811
                                                       2002      1.250          0.875         10,117,213
                                                       2001      1.502          1.250         10,681,241
                                                       2000      1.833          1.502          9,307,455
                                                       1999      1.071          1.833          4,408,346
                                                       1998      1.000          1.071          1,065,535

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.443          1.519                 --
                                                       2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,930,459
                                                       2004      1.035          1.144          4,399,835
                                                       2003      0.842          1.035          2,571,733
                                                       2002      1.000          0.842            896,271

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.614          3.305          2,471,803
                                                       2006      2.079          2.614          3,088,484
                                                       2005      1.662          2.079          3,688,681
                                                       2004      1.357          1.662          3,945,651
                                                       2003      0.904          1.357          4,128,753
                                                       2002      0.922          0.904          4,507,614
                                                       2001      1.022          0.922          4,978,515
                                                       2000      1.532          1.022          4,122,143
                                                       1999      1.018          1.532          2,458,389
                                                       1998      1.000          1.018            495,430

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.389          1.574         12,314,658
                                                       2006      1.165          1.389         15,161,352
                                                       2005      1.077          1.165         16,994,875
                                                       2004      0.925          1.077         17,004,663
                                                       2003      0.713          0.925         16,455,099
                                                       2002      0.892          0.713         17,138,713
                                                       2001      1.082          0.892         17,300,315
                                                       2000      1.129          1.082         13,874,626
                                                       1999      0.933          1.129          7,581,668
                                                       1998      1.000          0.933          2,007,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      0.861          0.861                 --
                                                       2006      0.806          0.861                 --
                                                       2005      0.732          0.806          4,387,171
                                                       2004      0.668          0.732          5,334,168
                                                       2003      0.551          0.668          6,834,833
                                                       2002      0.717          0.551          7,599,052
                                                       2001      0.846          0.717          8,832,282
                                                       2000      1.000          0.846          8,198,518

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      1.235          1.551          5,391,493
                                                       2006      0.858          1.235          7,300,746
                                                       2005      0.662          0.858         10,716,437
                                                       2004      0.568          0.662         14,068,344
                                                       2003      0.430          0.568         17,667,851
                                                       2002      0.590          0.430         21,263,036
                                                       2001      0.785          0.590         27,589,796
                                                       2000      1.000          0.785         21,255,376

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.538          0.643          8,389,243
                                                       2006      0.484          0.538         10,938,703
                                                       2005      0.440          0.484         13,109,233
                                                       2004      0.372          0.440         16,718,474
                                                       2003      0.281          0.372         21,613,332
                                                       2002      0.398          0.281         25,550,416
                                                       2001      0.672          0.398         28,196,365
                                                       2000      1.000          0.672         18,095,927

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.717          1.717                 --
                                                       2006      1.534          1.717                 --
                                                       2005      1.502          1.534            422,868
                                                       2004      1.332          1.502            324,291
                                                       2003      1.000          1.332            289,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.058          1.054         14,008,212
                                                       2006      0.991          1.058         17,401,946
                                                       2005      0.904          0.991         21,812,520
                                                       2004      0.837          0.904         26,675,247
                                                       2003      0.634          0.837         30,976,709
                                                       2002      0.959          0.634         30,374,545
                                                       2001      1.018          0.959         28,655,860
                                                       2000      1.000          1.018         10,356,572

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.143          1.217          5,359,058
                                                       2006      1.014          1.143          6,875,424
                                                       2005      0.991          1.014          8,176,932
                                                       2004      0.928          0.991          8,668,819
                                                       2003      0.759          0.928          8,235,348
                                                       2002      0.937          0.759          7,251,517
                                                       2001      1.000          0.937          3,908,301

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.204          1.197             47,847

  LMPVET Capital Subaccount (5/04)...................  2007      1.203          1.203          1,211,647
                                                       2006      1.079          1.203          1,754,875
                                                       2005      1.044          1.079          1,954,546
                                                       2004      1.001          1.044          2,340,341

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.123          1.174            861,600
                                                       2006      0.970          1.123          1,098,298
                                                       2005      0.990          0.970          1,282,003
                                                       2004      0.976          0.990          1,060,160
                                                       2003      0.805          0.976            785,215
                                                       2002      1.000          0.805            343,455

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.209          1.202         10,963,277
                                                       2006      1.055          1.209         10,436,619
                                                       2005      1.025          1.055         13,594,878
                                                       2004      0.965          1.025         17,091,780
                                                       2003      0.709          0.965         18,816,467
                                                       2002      0.918          0.709         21,108,224
                                                       2001      1.000          0.918         17,418,863

  LMPVET Global Equity Subaccount (5/04).............  2007      1.267          1.305             64,745
                                                       2006      1.120          1.267            104,217
                                                       2005      1.071          1.120            153,290
                                                       2004      0.998          1.071             55,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.560          1.591          7,269,052
                                                       2006      1.344          1.560          9,460,878
                                                       2005      1.285          1.344         12,173,923
                                                       2004      1.186          1.285         15,594,387
                                                       2003      0.913          1.186         17,702,675
                                                       2002      1.209          0.913         19,992,017
                                                       2001      1.285          1.209         21,035,842
                                                       2000      1.135          1.285         10,865,957
                                                       1999      1.036          1.135          5,734,969
                                                       1998      1.000          1.036          1,268,600

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.311          1.355         18,832,487
                                                       2006      1.277          1.311         25,162,923
                                                       2005      1.236          1.277         31,164,392
                                                       2004      1.254          1.236         39,932,659
                                                       2003      0.866          1.254         42,999,110
                                                       2002      1.173          0.866         46,166,489
                                                       2001      1.366          1.173         51,569,359
                                                       2000      1.495          1.366         43,087,412
                                                       1999      1.164          1.495         22,901,699
                                                       1998      1.000          1.164          4,295,306

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.228          1.292          3,541,876
                                                       2006      1.090          1.228          4,585,111
                                                       2005      1.025          1.090          5,838,591
                                                       2004      0.946          1.025          6,921,765
                                                       2003      0.742          0.946          7,557,573
                                                       2002      0.935          0.742          7,828,725
                                                       2001      1.000          0.935          3,433,670

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.163          1.182                 --
                                                       2006      1.055          1.163             73,351
                                                       2005      1.038          1.055            106,877
                                                       2004      1.000          1.038             56,361

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.147          1.238          1,668,960
                                                       2006      1.036          1.147            473,094
                                                       2005      1.010          1.036              4,212

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.021          1.016            268,179
                                                       2006      0.999          1.021            484,335
                                                       2005      0.994          0.999            622,614
                                                       2004      1.000          0.994            330,394

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.099          1.078            205,847
                                                       2006      1.012          1.099            108,161
                                                       2005      1.000          1.012             11,523

  LMPVIT High Income Subaccount (8/98)...............  2007      1.153          1.135          6,982,322
                                                       2006      1.058          1.153          9,077,307
                                                       2005      1.051          1.058         11,383,890
                                                       2004      0.969          1.051         13,656,084
                                                       2003      0.774          0.969         15,488,428
                                                       2002      0.815          0.774         18,451,057
                                                       2001      0.863          0.815         19,648,417
                                                       2000      0.956          0.863         17,017,132
                                                       1999      0.949          0.956         11,834,439
                                                       1998      1.000          0.949          2,336,688

  LMPVIT Money Market Subaccount (9/98)..............  2007      1.113          1.146          9,436,314
                                                       2006      1.084          1.113         10,397,816
                                                       2005      1.074          1.084         13,358,672
                                                       2004      1.084          1.074         16,283,666
                                                       2003      1.097          1.084         18,649,579
                                                       2002      1.104          1.097         25,766,671
                                                       2001      1.084          1.104         25,680,889
                                                       2000      1.041          1.084         13,337,251
                                                       1999      1.013          1.041         10,341,808
                                                       1998      1.000          1.013          5,361,023

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.242          1.324                 --
                                                       2006      1.120          1.242          1,377,760
                                                       2005      1.088          1.120          1,702,316
                                                       2004      0.958          1.088          2,109,921
                                                       2003      0.688          0.958          2,445,464
                                                       2002      0.942          0.688          2,500,836
                                                       2001      1.000          0.942          1,584,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.190          1.248                 --
                                                       2006      1.026          1.190          3,679,285
                                                       2005      1.005          1.026          4,647,647
                                                       2004      0.945          1.005          6,208,964
                                                       2003      0.692          0.945          7,178,714
                                                       2002      0.941          0.692          7,212,548
                                                       2001      1.000          0.941          4,256,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601          3,020,954
                                                       2005      1.372          1.391          3,791,880
                                                       2004      1.241          1.372          3,454,513
                                                       2003      1.000          1.241          1,298,245

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          2,678,505
                                                       2005      1.529          1.625          3,290,866
                                                       2004      1.256          1.529          2,710,231
                                                       2003      1.000          1.256            769,537

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.913          1.991          2,015,719
                                                       2006      2.012          1.913          2,727,785

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.378          1.390          2,217,969
                                                       2006      1.310          1.378          2,713,869

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.133          1.137          2,955,641

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.088          1.140                 --
                                                       2006      1.030          1.088          3,745,340

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310            624,940
                                                       2006      1.267          1.348            268,590

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.155          1.124         11,169,368
                                                       2006      1.050          1.155         14,329,710

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.157          1.482            454,712
                                                       2006      1.130          1.157            158,539

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.308          1.157            635,987

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.093          1.009          1,743,707
                                                       2006      1.044          1.093          1,369,111
                                                       2005      1.000          1.044            662,555

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.185          1.207         11,107,635
                                                       2006      1.025          1.185          9,624,746
                                                       2005      1.000          1.025             45,658

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.140          1.126          3,886,290
                                                       2006      1.035          1.140            403,205
                                                       2005      1.000          1.035             79,127

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.101          1.209          8,622,529
                                                       2006      1.116          1.101         11,660,829

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.299          1.421            189,497
                                                       2006      1.311          1.299            117,858

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.271          2.854          1,102,773

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.318          1.465          2,834,444
                                                       2006      1.060          1.318          1,370,723
                                                       2005      1.000          1.060             48,572

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.629          1.721          5,990,853
                                                       2006      1.477          1.629          7,336,267

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      3.089          2.557          2,727,344

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.452          1.211            759,835
                                                       2006      1.075          1.452            467,866
                                                       2005      1.000          1.075             41,418

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      1.005          1.062            282,921

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.985          1.072          1,022,038
                                                       2006      1.000          0.985            730,106
                                                       2005      1.000          1.000            210,156

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.038          1.096          3,672,372
                                                       2006      1.012          1.038          2,916,402
                                                       2005      1.000          1.012            522,487

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.567          1.615            546,889
                                                       2006      1.460          1.567            634,615

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.199          1.323                 --
                                                       2006      1.141          1.199            552,520

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.753          1.669          1,060,557
                                                       2006      1.717          1.753            470,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.150          1.101            327,115
                                                       2006      1.010          1.150            230,042
                                                       2005      1.012          1.010             27,621

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.099          1.332          1,049,449
                                                       2006      1.033          1.099          1,037,035
                                                       2005      1.000          1.033             45,969

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.577          0.683         15,018,578
                                                       2006      0.593          0.577         18,123,159

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.205          1.256         28,971,078
                                                       2006      1.163          1.205         33,303,464

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.144          1.079            729,855

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.047          1.069         14,488,619
                                                       2006      1.035          1.047         18,214,003

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.472          1.504          1,426,173
                                                       2006      1.437          1.472          1,590,886

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.112          1.137            386,133
                                                       2006      1.042          1.112            376,991

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143          4,677,843
                                                       2006      0.998          1.067          5,628,088

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.372          1.407          7,597,734
                                                       2006      1.327          1.372          9,169,750

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.995          0.995                 --
                                                       2006      1.005          0.995                 --
                                                       2005      1.000          1.005             17,279

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.982          1.001                 --
                                                       2006      0.993          0.982            305,478
                                                       2005      1.000          0.993            343,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.223          1.306         16,661,674
                                                       2006      1.200          1.223         20,516,624
                                                       2005      1.193          1.200         23,991,600
                                                       2004      1.159          1.193         24,095,570
                                                       2003      1.124          1.159         20,805,234
                                                       2002      1.050          1.124         24,725,625
                                                       2001      1.000          1.050         12,252,780

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.872          0.945             69,252
                                                       2006      0.800          0.872            155,109
                                                       2005      0.760          0.800            206,809
                                                       2004      0.720          0.760            229,738
                                                       2003      0.555          0.720            206,726
                                                       2002      0.803          0.555            550,898
                                                       2001      1.000          0.803            785,073

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.373          1.486                 --
                                                       2006      1.095          1.373          1,593,161
                                                       2005      0.994          1.095          2,119,061
                                                       2004      0.872          0.994          2,495,740
                                                       2003      0.691          0.872          3,179,728
                                                       2002      0.855          0.691          3,950,388
                                                       2001      1.000          0.855          1,826,794

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.918          2.046                 --
                                                       2006      1.665          1.918            809,526
                                                       2005      1.585          1.665          1,059,055
                                                       2004      1.279          1.585          1,340,615
                                                       2003      0.871          1.279          1,650,222
                                                       2002      1.085          0.871          2,796,684
                                                       2001      1.000          1.085          2,171,278

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.116          1.116                 --
                                                       2006      1.049          1.116                 --
                                                       2005      0.983          1.049         14,258,805
                                                       2004      0.940          0.983         17,546,632
                                                       2003      0.741          0.940         22,030,580
                                                       2002      0.991          0.741         24,975,827
                                                       2001      1.325          0.991         18,368,884
                                                       2000      1.506          1.325         18,036,975
                                                       1999      1.073          1.506         10,806,635
                                                       1998      1.000          1.073          2,034,539

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      2.012          2.012                 --
                                                       2006      1.844          2.012                 --
                                                       2005      1.671          1.844          3,410,482
                                                       2004      1.461          1.671          4,069,167
                                                       2003      1.113          1.461          4,972,174
                                                       2002      1.323          1.113          5,790,543
                                                       2001      1.405          1.323          7,079,826
                                                       2000      1.227          1.405          7,708,198
                                                       1999      1.101          1.227          5,718,100
                                                       1998      1.000          1.101          1,019,641

  Travelers Equity Income Subaccount (5/03)..........  2007      1.437          1.437                 --
                                                       2006      1.369          1.437                 --
                                                       2005      1.335          1.369          1,775,254
                                                       2004      1.237          1.335          1,454,786
                                                       2003      1.000          1.237            883,221

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.310          1.310                 --
                                                       2006      1.279          1.310                 --
                                                       2005      1.270          1.279          3,866,083
                                                       2004      1.172          1.270          3,468,624
                                                       2003      0.975          1.172          4,484,654
                                                       2002      1.000          0.975          3,328,517

  Travelers Large Cap Subaccount (8/98)..............  2007      1.035          1.035                 --
                                                       2006      1.005          1.035                 --
                                                       2005      0.942          1.005         21,663,345
                                                       2004      0.901          0.942         24,829,605
                                                       2003      0.736          0.901         27,584,214
                                                       2002      0.971          0.736         30,387,292
                                                       2001      1.197          0.971         33,190,372
                                                       2000      1.426          1.197         29,347,577
                                                       1999      1.123          1.426         16,376,413
                                                       1998      1.000          1.123          2,924,400

  Travelers Managed Income Subaccount (7/98).........  2007      1.163          1.163                 --
                                                       2006      1.175          1.163                 --
                                                       2005      1.181          1.175         38,727,955
                                                       2004      1.170          1.181         43,593,117
                                                       2003      1.099          1.170         47,014,857
                                                       2002      1.096          1.099         51,117,577
                                                       2001      1.046          1.096         59,077,787
                                                       2000      0.987          1.046         45,515,502
                                                       1999      0.997          0.987         28,494,450
                                                       1998      1.000          0.997          8,972,968

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.030          1.030                 --
                                                       2006      0.971          1.030                 --
                                                       2005      0.882          0.971          4,683,090
                                                       2004      0.776          0.882          5,877,900
                                                       2003      0.652          0.776          7,206,415
                                                       2002      0.887          0.652          8,629,778
                                                       2001      1.166          0.887         10,751,648
                                                       2000      1.258          1.166         12,243,636
                                                       1999      1.036          1.258          7,433,610
                                                       1998      1.000          1.036          1,181,631

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      0.593          0.593                 --
                                                       2006      0.560          0.593                 --
                                                       2005      0.554          0.560         21,798,054
                                                       2004      0.495          0.554         23,434,668
                                                       2003      0.368          0.495         27,359,596
                                                       2002      0.732          0.368         28,227,544
                                                       2001      0.977          0.732         24,034,467
                                                       2000      1.000          0.977         13,193,446

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.042          1.042                 --
                                                       2006      1.010          1.042                 --
                                                       2005      1.000          1.010              1,565

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.477          1.477                 --
                                                       2006      1.368          1.477                 --
                                                       2005      1.309          1.368          9,432,107
                                                       2004      1.149          1.309         10,298,183
                                                       2003      0.940          1.149         12,601,426
                                                       2002      1.102          0.940         13,934,798
                                                       2001      1.112          1.102         12,607,692
                                                       2000      1.015          1.112          7,660,932
                                                       1999      0.985          1.015          7,231,932
                                                       1998      1.000          0.985          1,602,093

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.050          1.050                 --
                                                       2006      0.915          1.050                 --
                                                       2005      0.851          0.915         19,522,434
                                                       2004      0.749          0.851         22,482,772
                                                       2003      0.593          0.749         24,813,208
                                                       2002      0.694          0.593         25,859,516
                                                       2001      0.958          0.694         28,052,337
                                                       2000      1.102          0.958         24,405,807
                                                       1999      0.922          1.102         16,263,702
                                                       1998      1.000          0.922          4,798,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.460          1.460                 --
                                                       2006      1.377          1.460                 --
                                                       2005      1.324          1.377            749,118
                                                       2004      1.213          1.324            563,729
                                                       2003      1.000          1.213            463,084

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.141          1.141                 --
                                                       2006      1.085          1.141                 --
                                                       2005      1.000          1.085            145,420

  Travelers Strategic Equity Subaccount (5/01).......  2007      0.782          0.782                 --
                                                       2006      0.750          0.782                 --
                                                       2005      0.749          0.750            963,699
                                                       2004      0.692          0.749          1,222,660
                                                       2003      0.532          0.692          1,447,330
                                                       2002      0.816          0.532          1,463,560
                                                       2001      1.000          0.816          1,291,445

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.311          1.311                 --
                                                       2006      1.140          1.311                 --
                                                       2005      1.000          1.140            120,765

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.267          1.267                 --
                                                       2006      1.105          1.267                 --
                                                       2005      1.000          1.105             42,955

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.327          1.327                 --
                                                       2006      1.378          1.327                 --
                                                       2005      1.346          1.378         10,346,712
                                                       2004      1.292          1.346         11,574,434
                                                       2003      1.280          1.292         13,810,996
                                                       2002      1.148          1.280         19,221,221
                                                       2001      1.105          1.148         17,835,943
                                                       2000      0.984          1.105         15,574,711
                                                       1999      1.045          0.984          6,963,749
                                                       1998      1.000          1.045          1,161,742

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.747          0.855            542,736
                                                       2006      0.742          0.747            602,855
                                                       2005      0.702          0.742            712,619
                                                       2004      0.669          0.702            973,321
                                                       2003      0.537          0.669          1,049,128
                                                       2002      0.812          0.537          1,125,440
                                                       2001      1.000          0.812          1,158,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.923          2.177          1,890,016
                                                       2006      1.742          1.923          2,472,448
                                                       2005      1.504          1.742          3,497,610
                                                       2004      1.229          1.504          3,538,038
                                                       2003      0.905          1.229          3,795,417
                                                       2002      1.025          0.905          3,484,259
                                                       2001      1.000          1.025          1,488,974

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      1.630          1.588            914,735
                                                       2006      1.434          1.630          1,479,587
                                                       2005      1.254          1.434          1,951,921
                                                       2004      1.094          1.254          2,537,649
                                                       2003      0.805          1.094          3,049,994
                                                       2002      1.068          0.805          3,421,028
                                                       2001      1.044          1.068          4,681,770
                                                       2000      0.987          1.044          4,586,723
                                                       1999      1.035          0.987          4,125,225
                                                       1998      1.000          1.035          1,493,135




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077           23,225

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.080          1.080               --
                                                       2006      1.030          1.080               --
                                                       2005      0.994          1.030           22,014
                                                       2004      0.958          0.994           21,885
                                                       2003      0.781          0.958           21,117
                                                       2002      1.142          0.781           21,020
                                                       2001      1.000          1.142           15,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.321          1.321               --
                                                       2006      1.265          1.321               --
                                                       2005      1.234          1.265           77,104
                                                       2004      1.131          1.234           68,990
                                                       2003      0.872          1.131          106,968
                                                       2002      1.144          0.872          189,682
                                                       2001      1.000          1.144           60,676

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.132          1.269               --
                                                       2006      1.161          1.132               --
                                                       2005      1.031          1.161           39,907
                                                       2004      0.970          1.031           44,282
                                                       2003      0.802          0.970           46,122
                                                       2002      1.183          0.802           40,675
                                                       2001      1.000          1.183           19,140

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.898          2.138           46,621
                                                       2006      1.607          1.898           48,161
                                                       2005      1.437          1.607           51,693
                                                       2004      1.291          1.437           50,169
                                                       2003      1.000          1.291               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.690          1.862          174,860
                                                       2006      1.563          1.690          184,767
                                                       2005      1.372          1.563          185,486
                                                       2004      1.244          1.372           18,389
                                                       2003      1.000          1.244            3,711

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.585          1.632           72,598
                                                       2006      1.403          1.585          102,770
                                                       2005      1.351          1.403          130,499
                                                       2004      1.248          1.351          137,536
                                                       2003      1.000          1.248           21,629

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.129          1.129               --
                                                       2006      1.143          1.129               --
                                                       2005      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.934          3.071               --
                                                       2006      2.258          2.934              760
                                                       2005      1.799          2.258              884
                                                       2004      1.469          1.799              888
                                                       2003      1.048          1.469              995
                                                       2002      1.208          1.048              954
                                                       2001      1.000          1.208            2,951

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      2.611          2.748               --
                                                       2006      2.007          2.611           38,412
                                                       2005      1.910          2.007           53,389
                                                       2004      1.482          1.910           28,436
                                                       2003      1.128          1.482           85,164
                                                       2002      1.100          1.128           85,591
                                                       2001      1.000          1.100           12,355

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.241          2.052           27,185
                                                       2006      1.967          2.241           26,842
                                                       2005      1.833          1.967           85,849
                                                       2004      1.538          1.833           66,505
                                                       2003      1.105          1.538           83,010
                                                       2002      1.193          1.105           73,579
                                                       2001      1.000          1.193               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.303          1.369            4,281
                                                       2006      1.141          1.303            9,786
                                                       2005      1.114          1.141           10,274
                                                       2004      1.082          1.114           21,475
                                                       2003      0.910          1.082           21,527
                                                       2002      1.115          0.910           21,964
                                                       2001      1.000          1.115               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.400          1.221            6,509
                                                       2006      1.375          1.400            6,830
                                                       2005      1.325          1.375            7,326
                                                       2004      1.214          1.325            7,246
                                                       2003      0.940          1.214            8,556
                                                       2002      1.185          0.940            9,900
                                                       2001      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.384          1.509           30,051
                                                       2006      1.298          1.384           35,495
                                                       2005      1.263          1.298           38,600
                                                       2004      1.155          1.263           47,352
                                                       2003      0.858          1.155           50,177
                                                       2002      1.227          0.858           65,061
                                                       2001      1.000          1.227           18,290

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.436          1.511               --
                                                       2006      1.237          1.436               --
                                                       2005      1.141          1.237           99,614
                                                       2004      1.033          1.141           22,328
                                                       2003      0.842          1.033            3,916
                                                       2002      1.000          0.842           91,321

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      3.212          4.056           29,695
                                                       2006      2.557          3.212           38,265
                                                       2005      2.046          2.557           99,406
                                                       2004      1.673          2.046           55,213
                                                       2003      1.115          1.673           16,266
                                                       2002      1.138          1.115           22,281
                                                       2001      1.000          1.138           36,198

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.757          1.989          314,329
                                                       2006      1.475          1.757          331,778
                                                       2005      1.365          1.475          665,752
                                                       2004      1.174          1.365           78,323
                                                       2003      0.906          1.174           96,582
                                                       2002      1.134          0.906          104,226
                                                       2001      1.000          1.134            7,450

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.347          1.347               --
                                                       2006      1.260          1.347               --
                                                       2005      1.146          1.260           28,365
                                                       2004      1.046          1.146           19,631
                                                       2003      0.864          1.046           19,814
                                                       2002      1.126          0.864           19,027
                                                       2001      1.000          1.126           17,950

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      2.437          3.059            1,542
                                                       2006      1.695          2.437            1,648
                                                       2005      1.310          1.695            2,137
                                                       2004      1.125          1.310            1,482
                                                       2003      0.853          1.125            1,617
                                                       2002      1.171          0.853            1,689
                                                       2001      1.000          1.171           11,741

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.556          1.858            1,633
                                                       2006      1.400          1.556            1,724
                                                       2005      1.275          1.400            2,521
                                                       2004      1.079          1.275              710
                                                       2003      0.816          1.079              712
                                                       2002      1.158          0.816            8,606
                                                       2001      1.000          1.158               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.711          1.711               --
                                                       2006      1.529          1.711               --
                                                       2005      1.500          1.529               --
                                                       2004      1.331          1.500               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.331          1.325           62,618
                                                       2006      1.248          1.331           64,368
                                                       2005      1.139          1.248          334,431
                                                       2004      1.057          1.139          166,530
                                                       2003      0.801          1.057          754,632
                                                       2002      1.213          0.801          768,352
                                                       2001      1.000          1.213           33,928

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.380          1.467          142,609
                                                       2006      1.225          1.380          142,351
                                                       2005      1.198          1.225          197,108
                                                       2004      1.123          1.198          109,094
                                                       2003      0.919          1.123          133,048
                                                       2002      1.136          0.919          147,859
                                                       2001      1.000          1.136           51,956

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.201          1.193               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (5/04)...................  2007      1.200          1.198           19,176
                                                       2006      1.077          1.200           30,439
                                                       2005      1.043          1.077           30,438
                                                       2004      1.001          1.043           38,045

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.118          1.167            3,079
                                                       2006      0.966          1.118            3,079
                                                       2005      0.987          0.966            3,079
                                                       2004      0.974          0.987               --
                                                       2003      0.804          0.974               --
                                                       2002      1.000          0.804               --

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.537          1.526           65,333
                                                       2006      1.342          1.537           70,214
                                                       2005      1.306          1.342          625,412
                                                       2004      1.230          1.306          254,699
                                                       2003      0.905          1.230          306,485
                                                       2002      1.172          0.905          320,859
                                                       2001      1.000          1.172           45,310

  LMPVET Global Equity Subaccount (5/04).............  2007      1.263          1.300           71,146
                                                       2006      1.118          1.263           77,405
                                                       2005      1.070          1.118           90,720
                                                       2004      0.998          1.070               --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.456          1.483           23,148
                                                       2006      1.255          1.456           22,567
                                                       2005      1.201          1.255           60,024
                                                       2004      1.110          1.201           74,997
                                                       2003      0.855          1.110          107,698
                                                       2002      1.133          0.855          212,764
                                                       2001      1.000          1.133           34,772

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.314          1.357          119,070
                                                       2006      1.281          1.314          130,119
                                                       2005      1.241          1.281          546,062
                                                       2004      1.261          1.241          157,766
                                                       2003      0.871          1.261          156,369
                                                       2002      1.181          0.871          254,763
                                                       2001      1.000          1.181           32,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.611          1.693           40,403
                                                       2006      1.431          1.611           40,055
                                                       2005      1.347          1.431           61,850
                                                       2004      1.244          1.347           61,162
                                                       2003      0.978          1.244           77,854
                                                       2002      1.232          0.978           78,770
                                                       2001      1.000          1.232           19,454

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.160          1.178               --
                                                       2006      1.053          1.160            7,759
                                                       2005      1.037          1.053            7,620
                                                       2004      1.000          1.037               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.145          1.235           20,035
                                                       2006      1.035          1.145               --
                                                       2005      1.010          1.035               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.019          1.012           23,658
                                                       2006      0.998          1.019           21,444
                                                       2005      0.994          0.998           19,702
                                                       2004      1.000          0.994               --

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.098          1.076               --
                                                       2006      1.012          1.098               --
                                                       2005      1.000          1.012               --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.460          1.436           12,569
                                                       2006      1.342          1.460           17,591
                                                       2005      1.333          1.342           47,872
                                                       2004      1.231          1.333           38,527
                                                       2003      0.984          1.231           34,465
                                                       2002      1.037          0.984           36,175
                                                       2001      1.000          1.037           22,439

  LMPVIT Money Market Subaccount (9/98)..............  2007      1.004          1.033          229,794
                                                       2006      0.978          1.004          238,060
                                                       2005      0.970          0.978          289,848
                                                       2004      0.981          0.970           53,765
                                                       2003      0.993          0.981           56,356
                                                       2002      1.000          0.993           82,752
                                                       2001      1.000          1.000           36,958

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.593          1.698               --
                                                       2006      1.439          1.593           19,240
                                                       2005      1.398          1.439           62,563
                                                       2004      1.233          1.398           62,886
                                                       2003      0.886          1.233           79,146
                                                       2002      1.215          0.886           80,922
                                                       2001      1.000          1.215               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.418          1.486               --
                                                       2006      1.224          1.418            8,499
                                                       2005      1.200          1.224           30,065
                                                       2004      1.129          1.200           31,425
                                                       2003      0.828          1.129           48,032
                                                       2002      1.127          0.828           59,851
                                                       2001      1.000          1.127               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.595          1.656               --
                                                       2006      1.387          1.595          138,874
                                                       2005      1.370          1.387          142,839
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.784          1.964               --
                                                       2006      1.620          1.784           15,237
                                                       2005      1.527          1.620           22,543
                                                       2004      1.255          1.527           10,080
                                                       2003      1.000          1.255            7,417

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.717          1.786               --
                                                       2006      1.808          1.717               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.372          1.382           66,236
                                                       2006      1.305          1.372           70,034

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.462          1.467            9,829

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.405          1.472               --
                                                       2006      1.330          1.405           10,417

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346           22,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.753          1.704           10,130
                                                       2006      1.594          1.753           13,811

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.155          1.478               --
                                                       2006      1.129          1.155               --

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.305          1.154           27,104

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.092          1.007          112,141
                                                       2006      1.044          1.092          140,176
                                                       2005      1.000          1.044               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.184          1.204          345,192
                                                       2006      1.025          1.184          199,161
                                                       2005      1.000          1.025               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.139          1.123           40,846
                                                       2006      1.035          1.139           79,765
                                                       2005      1.000          1.035           17,094

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.333          1.463               --
                                                       2006      1.353          1.333               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.417           27,768
                                                       2006      1.310          1.297           29,603

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      3.054          3.836              629

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.316          1.462           96,245
                                                       2006      1.060          1.316           78,178
                                                       2005      1.000          1.060               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.656          1.748           56,807
                                                       2006      1.502          1.656          114,963

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.682          2.219           32,384

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.450          1.208               --
                                                       2006      1.075          1.450               --
                                                       2005      1.000          1.075               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      1.003          1.059           96,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.984          1.069               --
                                                       2006      1.000          0.984               --
                                                       2005      1.000          1.000               --

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.037          1.094          396,490
                                                       2006      1.012          1.037          396,490
                                                       2005      1.000          1.012          396,490

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.562          1.608               --
                                                       2006      1.456          1.562            3,761

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.197          1.320               --
                                                       2006      1.140          1.197           29,278

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.747          1.661            1,420
                                                       2006      1.711          1.747           23,369

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.149          1.099               --
                                                       2006      1.010          1.149               --
                                                       2005      1.012          1.010               --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.098          1.329               --
                                                       2006      1.033          1.098               --
                                                       2005      1.000          1.033               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.959          1.132          203,378
                                                       2006      0.985          0.959          229,508

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.073          1.117          186,168
                                                       2006      1.037          1.073          190,518

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.143          1.077           24,201

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.220          1.244           43,842
                                                       2006      1.207          1.220           53,179

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.466          1.497           15,549
                                                       2006      1.433          1.466           13,795

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.110          1.134               --
                                                       2006      1.041          1.110               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141           39,304
                                                       2006      0.998          1.066           62,021

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.186          1.216          399,584
                                                       2006      1.149          1.186          111,315

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.995          0.995               --
                                                       2006      1.005          0.995               --
                                                       2005      1.000          1.005               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.980          0.999               --
                                                       2006      0.993          0.980          100,016
                                                       2005      1.000          0.993          714,717

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.162          1.240          549,026
                                                       2006      1.142          1.162          580,550
                                                       2005      1.136          1.142          653,662
                                                       2004      1.105          1.136          318,487
                                                       2003      1.072          1.105          451,327
                                                       2002      1.003          1.072          502,635
                                                       2001      1.000          1.003           77,479

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.332          1.441               --
                                                       2006      1.223          1.332            5,746
                                                       2005      1.163          1.223            6,236
                                                       2004      1.102          1.163            6,759
                                                       2003      0.851          1.102            7,308
                                                       2002      1.233          0.851            7,931
                                                       2001      1.000          1.233               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.818          1.966               --
                                                       2006      1.452          1.818           17,572
                                                       2005      1.319          1.452           20,423
                                                       2004      1.158          1.319           22,707
                                                       2003      0.918          1.158           25,983
                                                       2002      1.137          0.918           31,162
                                                       2001      1.000          1.137           19,860

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.146          2.289               --
                                                       2006      1.866          2.146              901
                                                       2005      1.777          1.866              920
                                                       2004      1.436          1.777              536
                                                       2003      0.978          1.436              623
                                                       2002      1.221          0.978            8,247
                                                       2001      1.000          1.221               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.353          1.353               --
                                                       2006      1.272          1.353               --
                                                       2005      1.193          1.272               --
                                                       2004      1.142          1.193            2,055
                                                       2003      0.900          1.142            2,301
                                                       2002      1.206          0.900            2,482
                                                       2001      1.000          1.206            4,291

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.808          1.808               --
                                                       2006      1.657          1.808               --
                                                       2005      1.503          1.657               --
                                                       2004      1.316          1.503               --
                                                       2003      1.003          1.316               --
                                                       2002      1.194          1.003               --
                                                       2001      1.000          1.194               --

  Travelers Equity Income Subaccount (5/03)..........  2007      1.433          1.433               --
                                                       2006      1.365          1.433               --
                                                       2005      1.333          1.365           13,059
                                                       2004      1.237          1.333               --
                                                       2003      1.000          1.237               --

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.305          1.305               --
                                                       2006      1.274          1.305               --
                                                       2005      1.267          1.274           86,241
                                                       2004      1.170          1.267           21,929
                                                       2003      0.975          1.170           37,994
                                                       2002      1.000          0.975           30,894

  Travelers Large Cap Subaccount (8/98)..............  2007      1.207          1.207               --
                                                       2006      1.172          1.207               --
                                                       2005      1.100          1.172           66,719
                                                       2004      1.053          1.100           84,064
                                                       2003      0.861          1.053           80,471
                                                       2002      1.137          0.861           68,965
                                                       2001      1.000          1.137           41,458

  Travelers Managed Income Subaccount (7/98).........  2007      1.037          1.037               --
                                                       2006      1.048          1.037               --
                                                       2005      1.054          1.048          214,223
                                                       2004      1.045          1.054          237,665
                                                       2003      0.982          1.045          242,729
                                                       2002      0.980          0.982          357,569
                                                       2001      1.000          0.980          177,069

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.330          1.330               --
                                                       2006      1.254          1.330               --
                                                       2005      1.141          1.254           11,333
                                                       2004      1.004          1.141            9,011
                                                       2003      0.845          1.004            9,413
                                                       2002      1.151          0.845           10,691
                                                       2001      1.000          1.151            8,779

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      0.985          0.985               --
                                                       2006      0.932          0.985               --
                                                       2005      0.922          0.932          247,750
                                                       2004      0.824          0.922          129,307
                                                       2003      0.613          0.824          146,040
                                                       2002      1.221          0.613          181,227
                                                       2001      1.000          1.221           65,638

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.041          1.041               --
                                                       2006      1.010          1.041               --
                                                       2005      1.000          1.010               --

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.502          1.502               --
                                                       2006      1.392          1.502               --
                                                       2005      1.333          1.392          126,156
                                                       2004      1.172          1.333           81,054
                                                       2003      0.959          1.172           81,272
                                                       2002      1.126          0.959           95,993
                                                       2001      1.000          1.126           40,857

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.594          1.594               --
                                                       2006      1.389          1.594               --
                                                       2005      1.294          1.389          115,188
                                                       2004      1.140          1.294           61,533
                                                       2003      0.904          1.140           64,055
                                                       2002      1.059          0.904           67,716
                                                       2001      1.000          1.059           37,021

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.456          1.456               --
                                                       2006      1.373          1.456               --
                                                       2005      1.321          1.373            3,850
                                                       2004      1.212          1.321               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.140          1.140               --
                                                       2006      1.084          1.140               --
                                                       2005      1.000          1.084           29,165

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.096          1.096               --
                                                       2006      1.051          1.096               --
                                                       2005      1.051          1.051            6,053
                                                       2004      0.972          1.051           14,420
                                                       2003      0.748          0.972           14,881
                                                       2002      1.148          0.748           14,899
                                                       2001      1.000          1.148               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.310          1.310               --
                                                       2006      1.139          1.310               --
                                                       2005      1.000          1.139           31,558

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.266          1.266               --
                                                       2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.149          1.149               --
                                                       2006      1.193          1.149               --
                                                       2005      1.166          1.193          112,138
                                                       2004      1.121          1.166           38,491
                                                       2003      1.112          1.121           39,671
                                                       2002      0.998          1.112          141,490
                                                       2001      1.000          0.998           27,323

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.038          1.187            5,544
                                                       2006      1.031          1.038            6,252
                                                       2005      0.976          1.031           25,040
                                                       2004      0.932          0.976           21,578
                                                       2003      0.748          0.932           36,299
                                                       2002      1.133          0.748           36,323
                                                       2001      1.000          1.133               --

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.097          2.371           61,765
                                                       2006      1.902          2.097           97,614
                                                       2005      1.643          1.902          141,719
                                                       2004      1.344          1.643          152,004
                                                       2003      0.991          1.344          157,932
                                                       2002      1.123          0.991          148,745
                                                       2001      1.000          1.123           15,974

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      1.812          1.765               --
                                                       2006      1.597          1.812               --
                                                       2005      1.397          1.597               --
                                                       2004      1.220          1.397               --
                                                       2003      0.899          1.220               --
                                                       2002      1.193          0.899               --
                                                       2001      1.000          1.193               --




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                 --
                                                       2006      1.000          1.076            118,279

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.073          1.073                 --
                                                       2006      1.023          1.073                 --
                                                       2005      0.989          1.023            155,803
                                                       2004      0.955          0.989            173,459
                                                       2003      0.780          0.955            174,862
                                                       2002      1.142          0.780            188,376
                                                       2001      1.000          1.142             77,881

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.312          1.312                 --
                                                       2006      1.257          1.312                 --
                                                       2005      1.228          1.257          2,384,692
                                                       2004      1.127          1.228          2,404,331
                                                       2003      0.871          1.127          2,359,557
                                                       2002      1.144          0.871          1,324,525
                                                       2001      1.000          1.144            433,464

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.123          1.258                 --
                                                       2006      1.154          1.123                 --
                                                       2005      1.026          1.154            701,249
                                                       2004      0.967          1.026            774,344
                                                       2003      0.801          0.967          1,229,563
                                                       2002      1.182          0.801            368,128
                                                       2001      1.000          1.182            642,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.888          2.123          1,458,184
                                                       2006      1.601          1.888          1,623,924
                                                       2005      1.433          1.601          2,305,715
                                                       2004      1.290          1.433          1,526,780
                                                       2003      1.000          1.290            465,965

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.681          1.849          5,314,637
                                                       2006      1.557          1.681          6,385,955
                                                       2005      1.369          1.557          6,660,267
                                                       2004      1.242          1.369          6,272,801
                                                       2003      1.000          1.242          2,228,383

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.576          1.621          5,666,148
                                                       2006      1.397          1.576          6,575,358
                                                       2005      1.348          1.397          8,074,676
                                                       2004      1.247          1.348          7,597,763
                                                       2003      1.000          1.247          2,218,734

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.128          1.128                 --
                                                       2006      1.142          1.128                 --
                                                       2005      1.000          1.142             18,288

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.911          3.045                 --
                                                       2006      2.243          2.911             81,931
                                                       2005      1.791          2.243            101,444
                                                       2004      1.464          1.791            139,033
                                                       2003      1.046          1.464            156,838
                                                       2002      1.208          1.046             91,419
                                                       2001      1.000          1.208             11,914

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      2.591          2.725                 --
                                                       2006      1.995          2.591          1,287,634
                                                       2005      1.901          1.995          1,764,094
                                                       2004      1.477          1.901          2,450,775
                                                       2003      1.126          1.477          1,544,105
                                                       2002      1.100          1.126            385,208
                                                       2001      1.000          1.100             87,129

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.224          2.033            793,185
                                                       2006      1.954          2.224          1,072,274
                                                       2005      1.824          1.954          1,483,131
                                                       2004      1.533          1.824          2,234,318
                                                       2003      1.103          1.533          1,398,791
                                                       2002      1.193          1.103            464,807
                                                       2001      1.000          1.193             61,060

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.293          1.356            784,245
                                                       2006      1.134          1.293            841,561
                                                       2005      1.109          1.134          1,022,561
                                                       2004      1.078          1.109          2,211,490
                                                       2003      0.909          1.078            675,023
                                                       2002      1.114          0.909            273,513
                                                       2001      1.000          1.114             53,041

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.389          1.209            255,811
                                                       2006      1.367          1.389            326,620
                                                       2005      1.319          1.367            382,933
                                                       2004      1.210          1.319            382,760
                                                       2003      0.938          1.210            347,394
                                                       2002      1.185          0.938            211,836
                                                       2001      1.000          1.185             66,604

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.373          1.495          1,330,084
                                                       2006      1.290          1.373          1,706,390
                                                       2005      1.257          1.290          2,002,309
                                                       2004      1.151          1.257          1,968,975
                                                       2003      0.857          1.151          1,787,262
                                                       2002      1.227          0.857            376,676
                                                       2001      1.000          1.227             47,052

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.426          1.499                 --
                                                       2006      1.230          1.426                 --
                                                       2005      1.137          1.230          2,588,846
                                                       2004      1.030          1.137          1,489,589
                                                       2003      0.841          1.030            785,960
                                                       2002      1.000          0.841             72,324

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      3.187          4.018            623,102
                                                       2006      2.541          3.187            869,559
                                                       2005      2.036          2.541          1,547,055
                                                       2004      1.667          2.036          1,421,295
                                                       2003      1.113          1.667            793,163
                                                       2002      1.138          1.113            175,803
                                                       2001      1.000          1.138             28,505

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.743          1.970          3,282,802
                                                       2006      1.465          1.743          4,104,428
                                                       2005      1.358          1.465          5,742,840
                                                       2004      1.170          1.358          5,959,278
                                                       2003      0.904          1.170          3,633,035
                                                       2002      1.133          0.904            581,551
                                                       2001      1.000          1.133             51,101

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.337          1.337                 --
                                                       2006      1.252          1.337                 --
                                                       2005      1.141          1.252            143,355
                                                       2004      1.043          1.141            138,228
                                                       2003      0.862          1.043            119,080
                                                       2002      1.126          0.862            117,085
                                                       2001      1.000          1.126            555,506

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      2.418          3.031            127,910
                                                       2006      1.684          2.418            210,965
                                                       2005      1.303          1.684            271,727
                                                       2004      1.121          1.303            380,495
                                                       2003      0.851          1.121            546,072
                                                       2002      1.171          0.851            106,103
                                                       2001      1.000          1.171             50,978

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.544          1.840            265,006
                                                       2006      1.391          1.544            353,036
                                                       2005      1.268          1.391            350,531
                                                       2004      1.075          1.268            341,062
                                                       2003      0.815          1.075            457,783
                                                       2002      1.157          0.815             70,170
                                                       2001      1.000          1.157             43,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.702          1.702                 --
                                                       2006      1.523          1.702                 --
                                                       2005      1.496          1.523            670,402
                                                       2004      1.330          1.496            692,654
                                                       2003      1.000          1.330            104,407

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.321          1.312          3,552,665
                                                       2006      1.240          1.321          4,629,454
                                                       2005      1.134          1.240          6,596,149
                                                       2004      1.053          1.134          7,656,226
                                                       2003      0.799          1.053          4,466,282
                                                       2002      1.212          0.799          2,012,701
                                                       2001      1.000          1.212          1,056,299

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.369          1.453          1,566,886
                                                       2006      1.218          1.369          1,940,206
                                                       2005      1.192          1.218          2,599,494
                                                       2004      1.119          1.192          2,707,688
                                                       2003      0.917          1.119          1,982,492
                                                       2002      1.136          0.917            767,635
                                                       2001      1.000          1.136            301,770

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.195          1.187             23,246

  LMPVET Capital Subaccount (5/04)...................  2007      1.195          1.192            703,693
                                                       2006      1.074          1.195          1,069,669
                                                       2005      1.042          1.074          1,463,636
                                                       2004      1.001          1.042          1,505,018

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.110          1.157            447,346
                                                       2006      0.961          1.110            784,320
                                                       2005      0.983          0.961          1,090,566
                                                       2004      0.971          0.983            848,997
                                                       2003      0.803          0.971            402,294
                                                       2002      1.000          0.803            148,905

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.525          1.512          2,191,232
                                                       2006      1.333          1.525          2,520,043
                                                       2005      1.299          1.333          3,444,547
                                                       2004      1.226          1.299          5,197,043
                                                       2003      0.903          1.226          3,618,482
                                                       2002      1.172          0.903          1,856,925
                                                       2001      1.000          1.172            655,357

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (5/04).............  2007      1.258          1.293             91,692
                                                       2006      1.116          1.258            106,208
                                                       2005      1.069          1.116            219,186
                                                       2004      0.998          1.069            465,661

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.444          1.469          1,334,088
                                                       2006      1.247          1.444          1,713,622
                                                       2005      1.196          1.247          2,114,499
                                                       2004      1.106          1.196          2,253,394
                                                       2003      0.854          1.106          1,837,879
                                                       2002      1.133          0.854          1,005,163
                                                       2001      1.000          1.133            220,043

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.303          1.344          3,990,476
                                                       2006      1.273          1.303          5,694,623
                                                       2005      1.235          1.273          6,473,333
                                                       2004      1.257          1.235          8,241,514
                                                       2003      0.870          1.257          4,983,077
                                                       2002      1.181          0.870          2,021,347
                                                       2001      1.000          1.181            540,144

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.599          1.677          1,391,249
                                                       2006      1.422          1.599          2,091,715
                                                       2005      1.341          1.422          2,734,933
                                                       2004      1.240          1.341          3,066,625
                                                       2003      0.976          1.240          2,660,894
                                                       2002      1.232          0.976            962,056
                                                       2001      1.000          1.232            150,616

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.155          1.172                 --
                                                       2006      1.051          1.155             23,885
                                                       2005      1.036          1.051             70,609
                                                       2004      1.000          1.036            289,321

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.143          1.231            728,393
                                                       2006      1.035          1.143            216,578
                                                       2005      1.010          1.035                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.015          1.007            611,896
                                                       2006      0.995          1.015            675,162
                                                       2005      0.993          0.995            762,229
                                                       2004      1.000          0.993            757,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.096          1.072             89,072
                                                       2006      1.012          1.096             43,625
                                                       2005      1.000          1.012                 --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.449          1.423            878,846
                                                       2006      1.333          1.449          1,074,511
                                                       2005      1.327          1.333          1,334,262
                                                       2004      1.227          1.327          1,425,015
                                                       2003      0.982          1.227          1,000,019
                                                       2002      1.037          0.982            283,108
                                                       2001      1.000          1.037             76,534

  LMPVIT Money Market Subaccount (9/98)..............  2007      0.996          1.023          3,048,872
                                                       2006      0.972          0.996          4,082,426
                                                       2005      0.965          0.972          6,127,055
                                                       2004      0.977          0.965          4,780,485
                                                       2003      0.992          0.977          3,224,526
                                                       2002      1.000          0.992          2,136,289
                                                       2001      1.000          1.000            514,730

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.580          1.684                 --
                                                       2006      1.429          1.580            582,924
                                                       2005      1.391          1.429            694,730
                                                       2004      1.229          1.391            797,779
                                                       2003      0.884          1.229            572,008
                                                       2002      1.214          0.884            236,075
                                                       2001      1.000          1.214             49,363

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.407          1.474                 --
                                                       2006      1.216          1.407            399,782
                                                       2005      1.194          1.216            753,803
                                                       2004      1.126          1.194            964,447
                                                       2003      0.827          1.126          1,369,096
                                                       2002      1.127          0.827            819,215
                                                       2001      1.000          1.127            173,026

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.587          1.646                 --
                                                       2006      1.382          1.587          1,890,507
                                                       2005      1.366          1.382          3,135,258
                                                       2004      1.239          1.366          3,210,132
                                                       2003      1.000          1.239          1,315,578

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                 --
                                                       2006      1.614          1.774          2,354,205
                                                       2005      1.523          1.614          3,654,770
                                                       2004      1.254          1.523          3,639,144
                                                       2003      1.000          1.254          1,391,763

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.704          1.769                 --
                                                       2006      1.795          1.704                 --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.362          1.370          1,163,782
                                                       2006      1.297          1.362          1,696,679

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.450          1.453            114,729

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.394          1.459                 --
                                                       2006      1.321          1.394             97,465

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.302             55,684
                                                       2006      1.264          1.343             45,042

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.739          1.688          2,283,751
                                                       2006      1.583          1.739          3,266,117

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.152          1.472             37,229
                                                       2006      1.128          1.152             26,662

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.301          1.149            144,197

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.090          1.004            874,649
                                                       2006      1.044          1.090            946,331
                                                       2005      1.000          1.044             80,558

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.182          1.200          4,464,561
                                                       2006      1.025          1.182          3,600,778
                                                       2005      1.000          1.025             74,396

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.137          1.120          2,563,822
                                                       2006      1.035          1.137            233,556
                                                       2005      1.000          1.035                 --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.449            228,023
                                                       2006      1.343          1.323            257,669

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.411             88,258
                                                       2006      1.308          1.294             98,783

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      3.028          3.800             67,112

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.314          1.457          1,021,202
                                                       2006      1.060          1.314            628,709
                                                       2005      1.000          1.060             13,651

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.643          1.732          1,683,904
                                                       2006      1.492          1.643          1,993,886

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.659          2.198          1,036,524

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.447          1.205            109,876
                                                       2006      1.074          1.447            103,571
                                                       2005      1.000          1.074             13,302

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      1.000          1.055            378,475

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.983          1.066            220,957
                                                       2006      1.000          0.983            194,354
                                                       2005      1.000          1.000             76,269

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.035          1.090          1,173,037
                                                       2006      1.011          1.035            968,313
                                                       2005      1.000          1.011            121,947

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.553          1.597            360,739
                                                       2006      1.449          1.553            383,524

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.194          1.316                 --
                                                       2006      1.138          1.194            104,819

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.737          1.650            319,429
                                                       2006      1.702          1.737            165,198

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.147          1.095            104,413
                                                       2006      1.009          1.147             81,867
                                                       2005      1.012          1.009              4,073

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.096          1.325            349,834
                                                       2006      1.033          1.096            356,492
                                                       2005      1.000          1.033             31,420

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.951          1.122          2,363,940
                                                       2006      0.978          0.951          2,777,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.065          1.106          5,469,718
                                                       2006      1.029          1.065          6,912,534

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.142          1.075             54,431

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.211          1.232          1,390,723
                                                       2006      1.198          1.211          1,660,306

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.458          1.486            635,444
                                                       2006      1.427          1.458            857,126

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.108          1.131             32,585
                                                       2006      1.040          1.108             16,644

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138            616,465
                                                       2006      0.998          1.065            848,870

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.177          1.205          1,249,171
                                                       2006      1.141          1.177          1,658,215

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.994          0.994                 --
                                                       2006      1.005          0.994                 --
                                                       2005      1.000          1.005                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.978          0.996                 --
                                                       2006      0.992          0.978            420,770
                                                       2005      1.000          0.992          1,052,212

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.153          1.228          9,995,974
                                                       2006      1.134          1.153         12,186,547
                                                       2005      1.131          1.134         15,569,241
                                                       2004      1.101          1.131         15,243,660
                                                       2003      1.070          1.101          9,367,828
                                                       2002      1.002          1.070          3,650,929
                                                       2001      1.000          1.002            932,812

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.322          1.428              9,663
                                                       2006      1.215          1.322             10,455
                                                       2005      1.157          1.215             30,256
                                                       2004      1.099          1.157             31,231
                                                       2003      0.850          1.099             30,741
                                                       2002      1.233          0.850             33,270
                                                       2001      1.000          1.233             21,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.804          1.950                 --
                                                       2006      1.442          1.804            421,063
                                                       2005      1.313          1.442            486,968
                                                       2004      1.154          1.313            507,053
                                                       2003      0.917          1.154            754,014
                                                       2002      1.137          0.917            360,935
                                                       2001      1.000          1.137             77,809

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.129          2.270                 --
                                                       2006      1.854          2.129            250,614
                                                       2005      1.769          1.854            378,975
                                                       2004      1.431          1.769            487,752
                                                       2003      0.976          1.431            395,754
                                                       2002      1.220          0.976            191,001
                                                       2001      1.000          1.220             37,235

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.343          1.343                 --
                                                       2006      1.264          1.343                 --
                                                       2005      1.187          1.264            334,830
                                                       2004      1.138          1.187            357,744
                                                       2003      0.899          1.138            287,290
                                                       2002      1.206          0.899             67,654
                                                       2001      1.000          1.206                822

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.795          1.795                 --
                                                       2006      1.646          1.795                 --
                                                       2005      1.495          1.646                 --
                                                       2004      1.311          1.495                 --
                                                       2003      1.001          1.311                 --
                                                       2002      1.193          1.001                 --
                                                       2001      1.000          1.193                 --

  Travelers Equity Income Subaccount (5/03)..........  2007      1.427          1.427                 --
                                                       2006      1.360          1.427                 --
                                                       2005      1.329          1.360          1,381,277
                                                       2004      1.235          1.329          1,801,203
                                                       2003      1.000          1.235          1,020,254

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.297          1.297                 --
                                                       2006      1.267          1.297                 --
                                                       2005      1.262          1.267          2,708,512
                                                       2004      1.167          1.262          3,353,640
                                                       2003      0.974          1.167          1,826,676
                                                       2002      1.000          0.974            208,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (8/98)..............  2007      1.198          1.198                 --
                                                       2006      1.165          1.198                 --
                                                       2005      1.094          1.165          2,840,619
                                                       2004      1.049          1.094          1,947,535
                                                       2003      0.859          1.049          1,766,727
                                                       2002      1.137          0.859            585,787
                                                       2001      1.000          1.137             77,150

  Travelers Managed Income Subaccount (7/98).........  2007      1.029          1.029                 --
                                                       2006      1.041          1.029                 --
                                                       2005      1.049          1.041          9,614,575
                                                       2004      1.041          1.049          9,690,173
                                                       2003      0.981          1.041          7,805,365
                                                       2002      0.980          0.981          3,230,893
                                                       2001      1.000          0.980            728,910

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.321          1.321                 --
                                                       2006      1.246          1.321                 --
                                                       2005      1.136          1.246            131,705
                                                       2004      1.001          1.136            138,342
                                                       2003      0.843          1.001            112,239
                                                       2002      1.151          0.843             82,716
                                                       2001      1.000          1.151             59,692

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      0.978          0.978                 --
                                                       2006      0.926          0.978                 --
                                                       2005      0.917          0.926          3,102,313
                                                       2004      0.821          0.917          3,154,274
                                                       2003      0.612          0.821          2,905,336
                                                       2002      1.221          0.612          1,401,208
                                                       2001      1.000          1.221            191,437

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.040          1.040                 --
                                                       2006      1.009          1.040                 --
                                                       2005      1.000          1.009              8,444

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.492          1.492                 --
                                                       2006      1.383          1.492                 --
                                                       2005      1.326          1.383          2,507,787
                                                       2004      1.168          1.326          2,695,357
                                                       2003      0.957          1.168          2,758,053
                                                       2002      1.125          0.957          1,012,827
                                                       2001      1.000          1.125            213,699

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.583          1.583                 --
                                                       2006      1.381          1.583                 --
                                                       2005      1.287          1.381          5,046,851
                                                       2004      1.136          1.287          5,119,168
                                                       2003      0.902          1.136          2,857,308
                                                       2002      1.058          0.902            957,940
                                                       2001      1.000          1.058            106,751

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.449          1.449                 --
                                                       2006      1.368          1.449                 --
                                                       2005      1.318          1.368            467,172
                                                       2004      1.211          1.318            365,864
                                                       2003      1.000          1.211            223,609

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.138          1.138                 --
                                                       2006      1.083          1.138                 --
                                                       2005      1.000          1.083             54,731

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.088          1.088                 --
                                                       2006      1.045          1.088                 --
                                                       2005      1.045          1.045            621,296
                                                       2004      0.969          1.045            459,029
                                                       2003      0.746          0.969            357,922
                                                       2002      1.147          0.746            111,003
                                                       2001      1.000          1.147             60,428

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.308          1.308                 --
                                                       2006      1.138          1.308                 --
                                                       2005      1.000          1.138            100,081

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.264          1.264                 --
                                                       2006      1.104          1.264                 --
                                                       2005      1.000          1.104             40,388

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.141          1.141                 --
                                                       2006      1.186          1.141                 --
                                                       2005      1.161          1.186          1,604,458
                                                       2004      1.117          1.161          1,747,149
                                                       2003      1.110          1.117          1,211,784
                                                       2002      0.998          1.110            951,673
                                                       2001      1.000          0.998            267,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.029          1.176            180,858
                                                       2006      1.024          1.029            223,494
                                                       2005      0.972          1.024            215,081
                                                       2004      0.929          0.972            241,172
                                                       2003      0.747          0.929            272,531
                                                       2002      1.133          0.747            152,259
                                                       2001      1.000          1.133             77,131

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.080          2.349            928,128
                                                       2006      1.890          2.080          1,129,195
                                                       2005      1.635          1.890          1,560,507
                                                       2004      1.339          1.635          1,651,689
                                                       2003      0.989          1.339          1,164,895
                                                       2002      1.123          0.989            261,059
                                                       2001      1.000          1.123             75,949

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      1.798          1.748                 --
                                                       2006      1.587          1.798                 --
                                                       2005      1.391          1.587                 --
                                                       2004      1.216          1.391                 --
                                                       2003      0.897          1.216                 --
                                                       2002      1.193          0.897                 --
                                                       2001      1.000          1.193                 --




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.246          1.246                --
                                                       2006      1.189          1.246                --
                                                       2005      1.150          1.189                --
                                                       2004      1.111          1.150                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.300          1.300                --
                                                       2006      1.246          1.300                --
                                                       2005      1.218          1.246           108,065
                                                       2004      1.119          1.218                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.264          1.415                --
                                                       2006      1.301          1.264                --
                                                       2005      1.158          1.301             3,722
                                                       2004      1.092          1.158                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.733          1.946           235,429
                                                       2006      1.471          1.733           361,028
                                                       2005      1.318          1.471           471,155
                                                       2004      1.187          1.318                --
                                                       2003      1.000          1.187                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.549          1.702           663,797
                                                       2006      1.437          1.549         1,046,630
                                                       2005      1.264          1.437         1,068,403
                                                       2004      1.148          1.264                --
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.444          1.484           660,167
                                                       2006      1.281          1.444         1,002,007
                                                       2005      1.238          1.281         1,142,195
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.127          1.127                --
                                                       2006      1.141          1.127                --
                                                       2005      1.000          1.141            25,639

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.425          2.535                --
                                                       2006      1.870          2.425                --
                                                       2005      1.494          1.870                --
                                                       2004      1.223          1.494                --
                                                       2003      1.000          1.223                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      1.998          2.100                --
                                                       2006      1.540          1.998           230,299
                                                       2005      1.468          1.540           317,571
                                                       2004      1.142          1.468                --
                                                       2003      1.000          1.142                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      1.717          1.568            77,824
                                                       2006      1.511          1.717           169,330
                                                       2005      1.411          1.511           180,475
                                                       2004      1.187          1.411                --
                                                       2003      1.000          1.187                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.329          1.393            30,784
                                                       2006      1.166          1.329           118,791
                                                       2005      1.142          1.166           107,878
                                                       2004      1.112          1.142                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.314          1.143            14,139
                                                       2006      1.294          1.314            12,117
                                                       2005      1.250          1.294            11,132
                                                       2004      1.148          1.250                --
                                                       2003      1.000          1.148                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.417          1.542             7,708
                                                       2006      1.332          1.417            21,051
                                                       2005      1.300          1.332            41,592
                                                       2004      1.192          1.300                --
                                                       2003      1.000          1.192                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.541          1.618                --
                                                       2006      1.331          1.541                --
                                                       2005      1.230          1.331           351,822
                                                       2004      1.117          1.230                --
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.406          3.030           157,755
                                                       2006      1.920          2.406           224,568
                                                       2005      1.540          1.920           264,164
                                                       2004      1.262          1.540                --
                                                       2003      1.000          1.262                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.745          1.970           607,517
                                                       2006      1.468          1.745           902,402
                                                       2005      1.362          1.468         1,016,713
                                                       2004      1.175          1.362                --
                                                       2003      1.000          1.175                --

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.435          1.435                --
                                                       2006      1.344          1.435                --
                                                       2005      1.226          1.344            16,304
                                                       2004      1.122          1.226                --
                                                       2003      1.000          1.122                --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      2.623          3.285                --
                                                       2006      1.829          2.623                --
                                                       2005      1.417          1.829                --
                                                       2004      1.220          1.417                --
                                                       2003      1.000          1.220                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.634          1.946            11,189
                                                       2006      1.474          1.634            18,944
                                                       2005      1.345          1.474            70,598
                                                       2004      1.141          1.345                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.497          1.497                --
                                                       2006      1.341          1.497                --
                                                       2005      1.318          1.341           194,936
                                                       2004      1.172          1.318                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.419          1.409           170,035
                                                       2006      1.334          1.419           396,420
                                                       2005      1.221          1.334           349,163
                                                       2004      1.135          1.221                --
                                                       2003      1.000          1.135                --

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.364          1.447            77,812
                                                       2006      1.215          1.364           104,868
                                                       2005      1.191          1.215            95,444
                                                       2004      1.119          1.191                --
                                                       2003      1.000          1.119                --

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.192          1.182             2,918

  LMPVET Capital Subaccount (5/04)...................  2007      1.192          1.187           153,469
                                                       2006      1.072          1.192           280,051
                                                       2005      1.041          1.072           264,565
                                                       2004      1.001          1.041                --

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.254          1.306             5,190
                                                       2006      1.087          1.254            19,954
                                                       2005      1.113          1.087            20,124
                                                       2004      1.101          1.113                --
                                                       2003      1.000          1.101                --

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.448          1.435            50,571
                                                       2006      1.268          1.448            67,420
                                                       2005      1.237          1.268            70,446
                                                       2004      1.168          1.237                --
                                                       2003      1.000          1.168                --

  LMPVET Global Equity Subaccount (5/04).............  2007      1.255          1.288           112,630
                                                       2006      1.114          1.255           392,259
                                                       2005      1.068          1.114           477,989
                                                       2004      0.998          1.068                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.492          1.517            44,829
                                                       2006      1.290          1.492            95,303
                                                       2005      1.238          1.290            96,816
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.208          1.244           155,959
                                                       2006      1.180          1.208           205,225
                                                       2005      1.147          1.180           278,957
                                                       2004      1.168          1.147                --
                                                       2003      1.000          1.168                --

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.488          1.560            12,643
                                                       2006      1.325          1.488            52,257
                                                       2005      1.251          1.325            78,071
                                                       2004      1.158          1.251                --
                                                       2003      1.000          1.158                --

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.152          1.168                --
                                                       2006      1.049          1.152                --
                                                       2005      1.035          1.049                --
                                                       2004      1.000          1.035                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.142          1.229            74,989
                                                       2006      1.035          1.142            20,466
                                                       2005      1.010          1.035             5,714

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.012          1.003            48,796
                                                       2006      0.993          1.012            48,285
                                                       2005      0.992          0.993            52,674
                                                       2004      1.000          0.992                --

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.095          1.070            35,208
                                                       2006      1.011          1.095            33,599
                                                       2005      1.000          1.011                --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.296          1.272            50,579
                                                       2006      1.194          1.296            49,976
                                                       2005      1.189          1.194            48,347
                                                       2004      1.101          1.189                --
                                                       2003      1.000          1.101                --

  LMPVIT Money Market Subaccount (9/98)..............  2007      1.009          1.036           174,206
                                                       2006      0.986          1.009           168,717
                                                       2005      0.981          0.986           475,329
                                                       2004      0.994          0.981                --
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.582          1.685                --
                                                       2006      1.432          1.582            31,855
                                                       2005      1.395          1.432            45,510
                                                       2004      1.234          1.395                --
                                                       2003      1.000          1.234                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.457          1.526                --
                                                       2006      1.261          1.457                --
                                                       2005      1.239          1.261                --
                                                       2004      1.169          1.239                --
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510                --
                                                       2006      1.269          1.456           422,648
                                                       2005      1.256          1.269           491,136
                                                       2004      1.140          1.256                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793                --
                                                       2006      1.484          1.630           246,356
                                                       2005      1.402          1.484           268,963
                                                       2004      1.155          1.402                --
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.517          1.574                --
                                                       2006      1.600          1.517                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.269          1.275            83,649
                                                       2006      1.209          1.269           169,147

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.573          1.575            20,391

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583                --
                                                       2006      1.434          1.513            24,005

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.298            32,299
                                                       2006      1.263          1.340            33,341

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.768          1.714            88,253
                                                       2006      1.611          1.768           243,215

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.150          1.468            54,640
                                                       2006      1.127          1.150            32,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.299          1.146            68,649

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.089          1.002           211,103
                                                       2006      1.044          1.089           280,162
                                                       2005      1.000          1.044            85,933

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.180          1.198           603,431
                                                       2006      1.024          1.180           563,021
                                                       2005      1.000          1.024            48,784

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.136          1.117           265,161
                                                       2006      1.035          1.136            15,766
                                                       2005      1.000          1.035             6,320

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.316          1.441                --
                                                       2006      1.338          1.316                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.408            37,333
                                                       2006      1.307          1.292            42,912

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.521          3.162                --

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.312          1.454            95,947
                                                       2006      1.060          1.312            74,562
                                                       2005      1.000          1.060            38,614

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.603          1.688            77,282
                                                       2006      1.457          1.603           239,514

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.050          1.693           103,738

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.446          1.202           101,079
                                                       2006      1.074          1.446            76,386
                                                       2005      1.000          1.074            33,485

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      0.998          1.052           382,065

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.982          1.064           104,194
                                                       2006      0.999          0.982            81,777
                                                       2005      1.000          0.999            25,261

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.034          1.088           494,165
                                                       2006      1.011          1.034           501,102
                                                       2005      1.000          1.011           151,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.440          1.479            74,633
                                                       2006      1.345          1.440            78,407

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.192          1.313                --
                                                       2006      1.137          1.192            63,316

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.527          1.449           132,280
                                                       2006      1.497          1.527           129,415

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.146          1.093            59,153
                                                       2006      1.009          1.146            60,633
                                                       2005      1.012          1.009                --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.095          1.322            77,118
                                                       2006      1.033          1.095           104,431
                                                       2005      1.000          1.033            74,704

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.307          1.540            94,896
                                                       2006      1.344          1.307           241,205

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.049          1.089           206,487
                                                       2006      1.015          1.049           237,055

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.140          1.073                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.292          1.313            62,522
                                                       2006      1.280          1.292           105,724

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.332          1.356           104,068
                                                       2006      1.304          1.332           198,861

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.107          1.128            15,100
                                                       2006      1.040          1.107            67,408

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            26,402
                                                       2006      0.998          1.064            27,365

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.101           132,183
                                                       2006      1.045          1.077            68,236

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.994          0.994                --
                                                       2006      1.005          0.994                --
                                                       2005      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.976          0.994                --
                                                       2006      0.991          0.976           693,072
                                                       2005      1.000          0.991           700,936

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.070          1.138         1,024,726
                                                       2006      1.053          1.070         1,717,684
                                                       2005      1.051          1.053         1,888,610
                                                       2004      1.024          1.051                --
                                                       2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.350          1.457                --
                                                       2006      1.243          1.350                --
                                                       2005      1.184          1.243                --
                                                       2004      1.125          1.184                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987                --
                                                       2006      1.472          1.839                --
                                                       2005      1.341          1.472                --
                                                       2004      1.180          1.341                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954                --
                                                       2006      1.598          1.833            66,476
                                                       2005      1.526          1.598            75,137
                                                       2004      1.236          1.526                --
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.338          1.338                --
                                                       2006      1.259          1.338                --
                                                       2005      1.184          1.259            26,121
                                                       2004      1.136          1.184                --
                                                       2003      1.000          1.136                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.600          1.600                --
                                                       2006      1.468          1.600                --
                                                       2005      1.335          1.468                --
                                                       2004      1.172          1.335                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2007      1.304          1.304                --
                                                       2006      1.243          1.304                --
                                                       2005      1.217          1.243           181,360
                                                       2004      1.132          1.217                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.209          1.209                --
                                                       2006      1.181          1.209                --
                                                       2005      1.177          1.181           169,951
                                                       2004      1.090          1.177                --
                                                       2003      1.000          1.090                --

  Travelers Large Cap Subaccount (8/98)..............  2007      1.280          1.280                --
                                                       2006      1.244          1.280                --
                                                       2005      1.170          1.244            99,415
                                                       2004      1.123          1.170                --
                                                       2003      1.000          1.123                --

  Travelers Managed Income Subaccount (7/98).........  2007      1.015          1.015                --
                                                       2006      1.026          1.015                --
                                                       2005      1.035          1.026           315,130
                                                       2004      1.029          1.035                --
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.434          1.434                --
                                                       2006      1.353          1.434                --
                                                       2005      1.235          1.353             7,394
                                                       2004      1.089          1.235                --
                                                       2003      1.000          1.089                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      1.344          1.344                --
                                                       2006      1.273          1.344                --
                                                       2005      1.263          1.273           286,980
                                                       2004      1.131          1.263                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.040          1.040                --
                                                       2006      1.009          1.040                --
                                                       2005      1.000          1.009            39,965

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.457          1.457                --
                                                       2006      1.351          1.457                --
                                                       2005      1.297          1.351           276,968
                                                       2004      1.143          1.297                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.611          1.611                --
                                                       2006      1.405          1.611                --
                                                       2005      1.311          1.405           273,549
                                                       2004      1.158          1.311                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.345          1.345                --
                                                       2006      1.270          1.345                --
                                                       2005      1.225          1.270           150,426
                                                       2004      1.126          1.225                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.137          1.137                --
                                                       2006      1.083          1.137                --
                                                       2005      1.000          1.083            60,969

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.251          1.251                --
                                                       2006      1.201          1.251                --
                                                       2005      1.203          1.201            47,461
                                                       2004      1.116          1.203                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.307          1.307                --
                                                       2006      1.137          1.307                --
                                                       2005      1.000          1.137            34,753

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.263          1.263                --
                                                       2006      1.103          1.263                --
                                                       2005      1.000          1.103            34,866

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.045          1.045                --
                                                       2006      1.086          1.045                --
                                                       2005      1.064          1.086            56,166
                                                       2004      1.025          1.064                --
                                                       2003      1.000          1.025                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.230          1.403            19,842
                                                       2006      1.225          1.230            20,411
                                                       2005      1.164          1.225            35,270
                                                       2004      1.114          1.164                --
                                                       2003      1.000          1.114                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.854          2.091           114,923
                                                       2006      1.686          1.854           144,657
                                                       2005      1.460          1.686           189,275
                                                       2004      1.197          1.460                --
                                                       2003      1.000          1.197                --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      1.766          1.715                --
                                                       2006      1.560          1.766                --
                                                       2005      1.368          1.560                --
                                                       2004      1.198          1.368                --
                                                       2003      1.000          1.198                --




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.413          1.413                 --
                                                       2006      1.348          1.413                 --
                                                       2005      1.305          1.348                 --
                                                       2004      1.262          1.305                 --
                                                       2003      1.000          1.262                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.542          1.542                 --
                                                       2006      1.479          1.542                 --
                                                       2005      1.446          1.479            437,099
                                                       2004      1.329          1.446            484,004
                                                       2003      1.000          1.329            227,532

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.444          1.616                 --
                                                       2006      1.487          1.444                 --
                                                       2005      1.324          1.487            299,839
                                                       2004      1.250          1.324            357,309
                                                       2003      1.000          1.250            267,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.878          2.108          1,537,285
                                                       2006      1.595          1.878          2,378,232
                                                       2005      1.430          1.595          2,466,366
                                                       2004      1.288          1.430          2,200,859
                                                       2003      1.000          1.288            914,212

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.672          1.836          5,465,726
                                                       2006      1.551          1.672          7,122,886
                                                       2005      1.365          1.551          8,009,511
                                                       2004      1.241          1.365          7,302,198
                                                       2003      1.000          1.241          3,253,276

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.568          1.610          5,491,281
                                                       2006      1.392          1.568          7,613,090
                                                       2005      1.345          1.392          8,465,680
                                                       2004      1.246          1.345          8,393,182
                                                       2003      1.000          1.246          2,734,692

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.126          1.126                 --
                                                       2006      1.141          1.126                 --
                                                       2005      1.000          1.141              2,660

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.856          2.985                 --
                                                       2006      2.204          2.856              8,044
                                                       2005      1.762          2.204              9,469
                                                       2004      1.442          1.762             10,777
                                                       2003      1.000          1.442             11,337

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      2.382          2.505                 --
                                                       2006      1.837          2.382          1,036,314
                                                       2005      1.753          1.837          1,425,710
                                                       2004      1.364          1.753          1,584,321
                                                       2003      1.000          1.364            871,698

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.105          1.921            637,030
                                                       2006      1.852          2.105            831,183
                                                       2005      1.731          1.852          1,097,664
                                                       2004      1.458          1.731          1,289,003
                                                       2003      1.000          1.458            674,431

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.482          1.552            503,641
                                                       2006      1.301          1.482            618,996
                                                       2005      1.275          1.301            734,376
                                                       2004      1.241          1.275            725,577
                                                       2003      1.000          1.241            442,816

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.539          1.339            133,423
                                                       2006      1.517          1.539            127,108
                                                       2005      1.467          1.517            153,162
                                                       2004      1.347          1.467            171,958
                                                       2003      1.000          1.347             87,769

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.662          1.807            735,767
                                                       2006      1.564          1.662          1,199,204
                                                       2005      1.526          1.564          1,463,829
                                                       2004      1.400          1.526          1,526,199
                                                       2003      1.000          1.400          1,119,874

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.741          1.827                 --
                                                       2006      1.504          1.741                 --
                                                       2005      1.391          1.504          1,454,572
                                                       2004      1.263          1.391          1,645,352
                                                       2003      1.000          1.263            814,594

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.880          3.627            551,996
                                                       2006      2.300          2.880            848,286
                                                       2005      1.846          2.300          1,027,732
                                                       2004      1.513          1.846          1,050,348
                                                       2003      1.000          1.513            460,993

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.997          2.254          2,291,986
                                                       2006      1.681          1.997          2,809,147
                                                       2005      1.561          1.681          3,469,797
                                                       2004      1.347          1.561          3,659,739
                                                       2003      1.000          1.347          1,542,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.591          1.591                 --
                                                       2006      1.490          1.591                 --
                                                       2005      1.359          1.490             49,455
                                                       2004      1.245          1.359             17,227
                                                       2003      1.000          1.245             16,789

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      3.023          3.783             28,893
                                                       2006      2.108          3.023             60,509
                                                       2005      1.634          2.108             87,270
                                                       2004      1.408          1.634            101,843
                                                       2003      1.000          1.408            188,747

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.932          2.299            203,525
                                                       2006      1.744          1.932            269,764
                                                       2005      1.592          1.744            284,353
                                                       2004      1.351          1.592            282,336
                                                       2003      1.000          1.351            367,583

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.693          1.693                 --
                                                       2006      1.517          1.693                 --
                                                       2005      1.492          1.517            211,420
                                                       2004      1.328          1.492            158,979
                                                       2003      1.000          1.328            113,935

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.679          1.666          2,551,876
                                                       2006      1.578          1.679          3,606,213
                                                       2005      1.445          1.578          4,520,876
                                                       2004      1.345          1.445          4,753,800
                                                       2003      1.000          1.345          2,580,040

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.531          1.623          1,816,661
                                                       2006      1.364          1.531          2,427,559
                                                       2005      1.338          1.364          2,761,874
                                                       2004      1.257          1.338          3,197,018
                                                       2003      1.000          1.257          1,975,761

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.190          1.180            352,883

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (5/04)...................  2007      1.190          1.185          2,738,455
                                                       2006      1.071          1.190          3,749,086
                                                       2005      1.041          1.071          6,533,653
                                                       2004      1.001          1.041          6,179,426

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.424          1.482            377,016
                                                       2006      1.235          1.424            453,565
                                                       2005      1.265          1.235            650,105
                                                       2004      1.252          1.265            589,089
                                                       2003      1.000          1.252            298,164

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.758          1.741          1,853,274
                                                       2006      1.540          1.758          2,399,351
                                                       2005      1.503          1.540          3,083,614
                                                       2004      1.420          1.503          3,559,341
                                                       2003      1.000          1.420          1,889,614

  LMPVET Global Equity Subaccount (5/04).............  2007      1.253          1.286            776,666
                                                       2006      1.113          1.253          1,131,766
                                                       2005      1.068          1.113          1,662,299
                                                       2004      0.998          1.068            622,767

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.743          1.770            810,382
                                                       2006      1.507          1.743            968,606
                                                       2005      1.447          1.507          1,339,032
                                                       2004      1.341          1.447          1,284,573
                                                       2003      1.000          1.341            800,109

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.504          1.548          2,115,668
                                                       2006      1.470          1.504          3,080,806
                                                       2005      1.429          1.470          3,790,744
                                                       2004      1.456          1.429          4,374,147
                                                       2003      1.000          1.456          2,303,053

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.697          1.777            818,952
                                                       2006      1.511          1.697          1,373,973
                                                       2005      1.427          1.511          1,762,052
                                                       2004      1.322          1.427          1,936,426
                                                       2003      1.000          1.322          1,246,271

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.151          1.166                 --
                                                       2006      1.048          1.151            452,108
                                                       2005      1.035          1.048            578,576
                                                       2004      1.000          1.035            739,669

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.141          1.227            712,862
                                                       2006      1.035          1.141            218,858
                                                       2005      1.010          1.035              5,452

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.011          1.001            257,447
                                                       2006      0.993          1.011            775,720
                                                       2005      0.992          0.993            888,947
                                                       2004      1.000          0.992          1,072,675

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.094          1.069             67,677
                                                       2006      1.011          1.094             52,887
                                                       2005      1.000          1.011              7,552

  LMPVIT High Income Subaccount (8/98)...............  2007      1.438          1.410            928,248
                                                       2006      1.325          1.438          1,322,631
                                                       2005      1.321          1.325          1,575,439
                                                       2004      1.223          1.321          1,723,131
                                                       2003      1.000          1.223          1,049,128

  LMPVIT Money Market Subaccount (9/98)..............  2007      1.000          1.026          1,512,262
                                                       2006      0.978          1.000          2,589,003
                                                       2005      0.973          0.978          2,655,641
                                                       2004      0.986          0.973          2,954,897
                                                       2003      1.000          0.986            844,055

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.844          1.964                 --
                                                       2006      1.671          1.844            473,347
                                                       2005      1.629          1.671            621,190
                                                       2004      1.441          1.629          1,106,896
                                                       2003      1.000          1.441            306,971

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.743          1.825                 --
                                                       2006      1.509          1.743            224,249
                                                       2005      1.484          1.509            268,561
                                                       2004      1.401          1.484            449,721
                                                       2003      1.000          1.401            212,563

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          2,371,340
                                                       2005      1.363          1.376          3,034,727
                                                       2004      1.237          1.363          2,824,721
                                                       2003      1.000          1.237          1,163,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 --
                                                       2006      1.608          1.764          2,749,138
                                                       2005      1.519          1.608          4,129,652
                                                       2004      1.252          1.519          4,278,276
                                                       2003      1.000          1.252          1,982,499

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.767          1.832                 --
                                                       2006      1.863          1.767                 --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.378          1.384          1,471,152
                                                       2006      1.313          1.378          2,066,591

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.781          1.784             97,673

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.714          1.793                 --
                                                       2006      1.625          1.714            121,342

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.339          1.297            154,953
                                                       2006      1.262          1.339             87,622

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.009          1.947            900,423
                                                       2006      1.831          2.009          1,269,019

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.149          1.466            103,112
                                                       2006      1.126          1.149             12,723

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.297          1.145            129,011

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.088          1.001            684,937
                                                       2006      1.044          1.088            738,256
                                                       2005      1.000          1.044             44,733

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.180          1.196          4,559,201
                                                       2006      1.024          1.180          2,577,183
                                                       2005      1.000          1.024             14,686

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.135          1.116          2,918,311
                                                       2006      1.035          1.135            200,599
                                                       2005      1.000          1.035             17,107

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.502          1.644            183,551
                                                       2006      1.527          1.502            243,380

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.406             30,813
                                                       2006      1.306          1.291             54,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.969          3.721             16,943

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.312          1.453          1,040,980
                                                       2006      1.060          1.312            776,079
                                                       2005      1.000          1.060             14,971

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.793          1.887            927,137
                                                       2006      1.630          1.793            968,555

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.444          2.018            853,466

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.445          1.201            132,575
                                                       2006      1.074          1.445            174,887
                                                       2005      1.000          1.074              9,731

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      0.997          1.051             16,676

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.981          1.063            282,994
                                                       2006      0.999          0.981            133,888
                                                       2005      1.000          0.999             26,279

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.033          1.087          1,309,265
                                                       2006      1.011          1.033          1,449,491
                                                       2005      1.000          1.011            106,626

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.544          1.585            340,881
                                                       2006      1.443          1.544            286,046

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.191          1.312                 --
                                                       2006      1.137          1.191            149,210

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.728          1.638            437,495
                                                       2006      1.693          1.728            182,903

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.145          1.092             98,779
                                                       2006      1.009          1.145             94,246
                                                       2005      1.012          1.009                 --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.094          1.321            293,070
                                                       2006      1.032          1.094            361,388
                                                       2005      1.000          1.032             50,364

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.557          1.833            530,369
                                                       2006      1.602          1.557            733,826

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.074          1.114          2,702,858
                                                       2006      1.039          1.074          3,355,002

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.140          1.072                 --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.443          1.466            657,363
                                                       2006      1.429          1.443            901,635

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.450          1.476            624,722
                                                       2006      1.420          1.450            830,690

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.107          1.127             24,487
                                                       2006      1.040          1.107             28,317

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            293,047
                                                       2006      0.998          1.064            399,459

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.057          1.080            717,890
                                                       2006      1.025          1.057            798,318

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.993          0.993                 --
                                                       2006      1.005          0.993                 --
                                                       2005      1.000          1.005             20,975

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.975          0.993                 --
                                                       2006      0.991          0.975             17,119
                                                       2005      1.000          0.991             56,983

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.066          1.134          8,728,285
                                                       2006      1.050          1.066         10,248,454
                                                       2005      1.048          1.050         12,275,319
                                                       2004      1.022          1.048         11,809,695
                                                       2003      1.000          1.022          5,186,452

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.596          1.722                 --
                                                       2006      1.470          1.596                 --
                                                       2005      1.402          1.470                 --
                                                       2004      1.333          1.402              2,297
                                                       2003      1.000          1.333              2,275

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.069          2.235                 --
                                                       2006      1.657          2.069            102,705
                                                       2005      1.510          1.657            135,576
                                                       2004      1.329          1.510            177,649
                                                       2003      1.000          1.329            123,759

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.283          2.433                 --
                                                       2006      1.991          2.283            306,710
                                                       2005      1.902          1.991            342,791
                                                       2004      1.541          1.902            335,159
                                                       2003      1.000          1.541            192,053

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.527          1.527                 --
                                                       2006      1.437          1.527                 --
                                                       2005      1.352          1.437            238,619
                                                       2004      1.298          1.352            283,781
                                                       2003      1.000          1.298            215,165

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.863          1.863                 --
                                                       2006      1.710          1.863                 --
                                                       2005      1.555          1.710                 --
                                                       2004      1.366          1.555                 --
                                                       2003      1.000          1.366                 --

  Travelers Equity Income Subaccount (5/03)..........  2007      1.420          1.420                 --
                                                       2006      1.354          1.420                 --
                                                       2005      1.326          1.354            963,533
                                                       2004      1.234          1.326            939,586
                                                       2003      1.000          1.234            511,975

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.313          1.313                 --
                                                       2006      1.284          1.313                 --
                                                       2005      1.280          1.284          2,710,408
                                                       2004      1.186          1.280          2,708,708
                                                       2003      1.000          1.186          1,564,317

  Travelers Large Cap Subaccount (8/98)..............  2007      1.429          1.429                 --
                                                       2006      1.390          1.429                 --
                                                       2005      1.308          1.390          1,045,024
                                                       2004      1.256          1.308            984,150
                                                       2003      1.000          1.256            620,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (7/98).........  2007      1.039          1.039                 --
                                                       2006      1.051          1.039                 --
                                                       2005      1.061          1.051          4,185,217
                                                       2004      1.055          1.061          4,426,510
                                                       2003      1.000          1.055          1,849,660

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.625          1.625                 --
                                                       2006      1.534          1.625                 --
                                                       2005      1.400          1.534             21,927
                                                       2004      1.236          1.400             35,095
                                                       2003      1.000          1.236             14,244

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      1.602          1.602                 --
                                                       2006      1.517          1.602                 --
                                                       2005      1.506          1.517            937,755
                                                       2004      1.350          1.506            900,000
                                                       2003      1.000          1.350            529,759

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.040          1.040                 --
                                                       2006      1.009          1.040                 --
                                                       2005      1.000          1.009             14,070

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.630          1.630                 --
                                                       2006      1.511          1.630                 --
                                                       2005      1.452          1.511          1,269,076
                                                       2004      1.280          1.452          1,089,185
                                                       2003      1.000          1.280          1,010,704

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.831          1.831                 --
                                                       2006      1.597          1.831                 --
                                                       2005      1.492          1.597          2,042,158
                                                       2004      1.318          1.492          2,055,744
                                                       2003      1.000          1.318            879,858

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.443          1.443                 --
                                                       2006      1.363          1.443                 --
                                                       2005      1.315          1.363            325,883
                                                       2004      1.210          1.315            385,499
                                                       2003      1.000          1.210            297,037

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.137          1.137                 --
                                                       2006      1.082          1.137                 --
                                                       2005      1.000          1.082             63,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.470          1.470                 --
                                                       2006      1.412          1.470                 --
                                                       2005      1.415          1.412            115,477
                                                       2004      1.313          1.415            104,085
                                                       2003      1.000          1.313             66,114

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.306          1.306                 --
                                                       2006      1.137          1.306                 --
                                                       2005      1.000          1.137             49,461

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.262          1.262                 --
                                                       2006      1.103          1.262                 --
                                                       2005      1.000          1.103             15,063

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.025          1.025                 --
                                                       2006      1.066          1.025                 --
                                                       2005      1.045          1.066            810,471
                                                       2004      1.007          1.045            984,777
                                                       2003      1.000          1.007            362,745

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.380          1.573             72,033
                                                       2006      1.375          1.380             86,445
                                                       2005      1.306          1.375             81,882
                                                       2004      1.251          1.306             83,134
                                                       2003      1.000          1.251             67,027

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.179          2.457            505,932
                                                       2006      1.983          2.179            828,025
                                                       2005      1.718          1.983          1,009,977
                                                       2004      1.409          1.718          1,096,562
                                                       2003      1.000          1.409            608,924

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      2.135          2.073                 --
                                                       2006      1.887          2.135                 --
                                                       2005      1.657          1.887                 --
                                                       2004      1.451          1.657                 --
                                                       2003      1.000          1.451                 --

              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.408          1.408                --
                                                       2006      1.344          1.408                --
                                                       2005      1.302          1.344                --
                                                       2004      1.261          1.302                --
                                                       2003      1.000          1.261                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.537          1.537                --
                                                       2006      1.474          1.537                --
                                                       2005      1.443          1.474           146,898
                                                       2004      1.328          1.443                --
                                                       2003      1.000          1.328                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.439          1.609                --
                                                       2006      1.482          1.439                --
                                                       2005      1.321          1.482            14,864
                                                       2004      1.249          1.321                --
                                                       2003      1.000          1.249                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.871          2.098           164,132
                                                       2006      1.590          1.871           220,381
                                                       2005      1.427          1.590           218,463
                                                       2004      1.287          1.427             9,281
                                                       2003      1.000          1.287             9,281

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.665          1.827           481,458
                                                       2006      1.547          1.665           711,218
                                                       2005      1.363          1.547           639,741
                                                       2004      1.240          1.363             8,000
                                                       2003      1.000          1.240             8,000

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.562          1.602           328,797
                                                       2006      1.388          1.562           516,202
                                                       2005      1.342          1.388           482,371
                                                       2004      1.245          1.342            26,940
                                                       2003      1.000          1.245            16,887

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.125          1.125                --
                                                       2006      1.140          1.125                --
                                                       2005      1.000          1.140                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.845          2.973                --
                                                       2006      2.197          2.845                --
                                                       2005      1.758          2.197                --
                                                       2004      1.441          1.758                --
                                                       2003      1.000          1.441                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      2.373          2.494                --
                                                       2006      1.832          2.373           118,954
                                                       2005      1.750          1.832           165,747
                                                       2004      1.363          1.750            19,873
                                                       2003      1.000          1.363            13,505

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.096          1.912            75,933
                                                       2006      1.847          2.096           109,136
                                                       2005      1.728          1.847           146,797
                                                       2004      1.456          1.728            37,180
                                                       2003      1.000          1.456            21,929

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.476          1.545            20,996
                                                       2006      1.298          1.476            21,481
                                                       2005      1.273          1.298            22,450
                                                       2004      1.240          1.273            18,676
                                                       2003      1.000          1.240                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.534          1.332                --
                                                       2006      1.513          1.534            11,481
                                                       2005      1.464          1.513            28,703
                                                       2004      1.346          1.464                --
                                                       2003      1.000          1.346                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.655          1.799            19,429
                                                       2006      1.559          1.655            38,978
                                                       2005      1.523          1.559            52,519
                                                       2004      1.399          1.523            27,179
                                                       2003      1.000          1.399            35,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.734          1.818                --
                                                       2006      1.500          1.734                --
                                                       2005      1.389          1.500           149,204
                                                       2004      1.262          1.389            61,960
                                                       2003      1.000          1.262            62,488

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.869          3.609            93,035
                                                       2006      2.293          2.869           131,969
                                                       2005      1.842          2.293           142,579
                                                       2004      1.512          1.842             9,005
                                                       2003      1.000          1.512             3,028

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.989          2.243           485,739
                                                       2006      1.677          1.989           722,468
                                                       2005      1.558          1.677           680,177
                                                       2004      1.346          1.558            56,995
                                                       2003      1.000          1.346           307,258

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.586          1.586                --
                                                       2006      1.486          1.586                --
                                                       2005      1.357          1.486             3,441
                                                       2004      1.244          1.357                --
                                                       2003      1.000          1.244                --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      3.011          3.765                --
                                                       2006      2.102          3.011                --
                                                       2005      1.631          2.102                --
                                                       2004      1.407          1.631                --
                                                       2003      1.000          1.407                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.924          2.288             3,762
                                                       2006      1.739          1.924             3,906
                                                       2005      1.589          1.739             4,799
                                                       2004      1.350          1.589                --
                                                       2003      1.000          1.350                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.687          1.687                --
                                                       2006      1.513          1.687                --
                                                       2005      1.490          1.513                --
                                                       2004      1.327          1.490                --
                                                       2003      1.000          1.327                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.672          1.658           303,111
                                                       2006      1.573          1.672           557,804
                                                       2005      1.443          1.573           578,668
                                                       2004      1.343          1.443           111,209
                                                       2003      1.000          1.343           280,940

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.525          1.615           118,491
                                                       2006      1.360          1.525           132,822
                                                       2005      1.335          1.360           163,547
                                                       2004      1.256          1.335            26,073
                                                       2003      1.000          1.256            23,846

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.187          1.176            67,140

  LMPVET Capital Subaccount (5/04)...................  2007      1.187          1.181           118,488
                                                       2006      1.070          1.187           118,225
                                                       2005      1.040          1.070           357,426
                                                       2004      1.001          1.040            15,647

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.418          1.475            44,675
                                                       2006      1.231          1.418            71,357
                                                       2005      1.263          1.231            70,689
                                                       2004      1.251          1.263                --
                                                       2003      1.000          1.251                --

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.752          1.732            83,699
                                                       2006      1.535          1.752            72,074
                                                       2005      1.500          1.535            42,753
                                                       2004      1.419          1.500            29,802
                                                       2003      1.000          1.419           468,509

  LMPVET Global Equity Subaccount (5/04).............  2007      1.250          1.281           214,253
                                                       2006      1.111          1.250           214,059
                                                       2005      1.067          1.111           213,681
                                                       2004      0.998          1.067                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.736          1.762           158,545
                                                       2006      1.503          1.736           241,084
                                                       2005      1.444          1.503           313,947
                                                       2004      1.340          1.444            39,630
                                                       2003      1.000          1.340            19,278

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.498          1.540           139,528
                                                       2006      1.466          1.498           276,985
                                                       2005      1.426          1.466           281,852
                                                       2004      1.455          1.426            67,975
                                                       2003      1.000          1.455           306,622

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.690          1.769            48,926
                                                       2006      1.507          1.690            71,019
                                                       2005      1.424          1.507            69,848
                                                       2004      1.321          1.424            24,184
                                                       2003      1.000          1.321            23,301

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.148          1.162                --
                                                       2006      1.046          1.148            67,315
                                                       2005      1.034          1.046           213,730
                                                       2004      1.000          1.034            76,304

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.140          1.225            96,382
                                                       2006      1.035          1.140            86,901
                                                       2005      1.010          1.035                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.008          0.998             6,823
                                                       2006      0.991          1.008            10,294
                                                       2005      0.991          0.991            10,310
                                                       2004      1.000          0.991                --

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.093          1.067             2,570
                                                       2006      1.011          1.093            20,989
                                                       2005      1.000          1.011                --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.433          1.404            27,591
                                                       2006      1.322          1.433            37,835
                                                       2005      1.319          1.322            67,209
                                                       2004      1.222          1.319            47,830
                                                       2003      1.000          1.222            26,854

  LMPVIT Money Market Subaccount (9/98)..............  2007      0.996          1.021           217,105
                                                       2006      0.975          0.996           512,722
                                                       2005      0.971          0.975           224,882
                                                       2004      0.985          0.971            43,883
                                                       2003      1.000          0.985            31,732

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.837          1.956                --
                                                       2006      1.666          1.837            21,217
                                                       2005      1.626          1.666            21,260
                                                       2004      1.440          1.626                --
                                                       2003      1.000          1.440             2,159

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.737          1.817                --
                                                       2006      1.505          1.737            30,989
                                                       2005      1.481          1.505            83,993
                                                       2004      1.400          1.481            79,709
                                                       2003      1.000          1.400            62,932

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.572          1.630                --
                                                       2006      1.372          1.572           328,530
                                                       2005      1.361          1.372           509,004
                                                       2004      1.237          1.361            44,374
                                                       2003      1.000          1.237            15,381

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.758          1.933                --
                                                       2006      1.603          1.758           385,217
                                                       2005      1.517          1.603           543,119
                                                       2004      1.252          1.517            49,755
                                                       2003      1.000          1.252            15,556

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.760          1.823                --
                                                       2006      1.858          1.760                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.373          1.377           202,567
                                                       2006      1.309          1.373           250,388

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.774          1.775            52,816

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.707          1.786                --
                                                       2006      1.620          1.707            58,820

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293            22,836
                                                       2006      1.261          1.337            27,500

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.001          1.938            58,096
                                                       2006      1.825          2.001            88,868

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.148          1.462            32,979
                                                       2006      1.125          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.295          1.142            67,538

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.087          0.999            76,964
                                                       2006      1.044          1.087           128,295
                                                       2005      1.000          1.044            61,614

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.178          1.194           692,573
                                                       2006      1.024          1.178           645,307
                                                       2005      1.000          1.024             2,209

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.134          1.114           444,450
                                                       2006      1.035          1.134           216,236
                                                       2005      1.000          1.035            74,097

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.496          1.636            20,679
                                                       2006      1.522          1.496             1,559

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.402            76,128
                                                       2006      1.305          1.289            91,856

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.956          3.703                --

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.310          1.450            88,260
                                                       2006      1.060          1.310            68,793
                                                       2005      1.000          1.060             1,668

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.786          1.878            53,728
                                                       2006      1.624          1.786            96,999

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.434          2.008            99,096

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.443          1.198            21,187
                                                       2006      1.074          1.443            42,321
                                                       2005      1.000          1.074             7,766

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      0.995          1.048           243,495

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.980          1.060           145,441
                                                       2006      0.999          0.980           247,569
                                                       2005      1.000          0.999            41,007

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.032          1.084           272,061
                                                       2006      1.011          1.032           474,084
                                                       2005      1.000          1.011           138,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.539          1.578            47,370
                                                       2006      1.438          1.539            71,014

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.189          1.309                --
                                                       2006      1.135          1.189           129,846

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.722          1.631            14,700
                                                       2006      1.687          1.722             2,822

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.144          1.089                --
                                                       2006      1.009          1.144                --
                                                       2005      1.012          1.009                --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.093          1.318           114,924
                                                       2006      1.032          1.093           106,095
                                                       2005      1.000          1.032            39,797

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.551          1.824           114,421
                                                       2006      1.597          1.551           138,338

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.070          1.109           441,176
                                                       2006      1.036          1.070           432,016

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.139          1.070                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.437          1.459                --
                                                       2006      1.425          1.437             1,495

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.445          1.469            29,052
                                                       2006      1.416          1.445            30,233

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.105          1.125                --
                                                       2006      1.039          1.105           110,132

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134            18,279
                                                       2006      0.998          1.063            18,926

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.052          1.074           178,441
                                                       2006      1.022          1.052           209,882

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.993          0.993                --
                                                       2006      1.005          0.993                --
                                                       2005      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.974          0.991                --
                                                       2006      0.990          0.974           234,961
                                                       2005      1.000          0.990           439,934

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.062          1.128           823,883
                                                       2006      1.047          1.062         1,002,586
                                                       2005      1.047          1.047         1,149,227
                                                       2004      1.022          1.047            96,919
                                                       2003      1.000          1.022            29,098

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.590          1.713                --
                                                       2006      1.466          1.590                --
                                                       2005      1.399          1.466                --
                                                       2004      1.332          1.399                --
                                                       2003      1.000          1.332                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.061          2.226                --
                                                       2006      1.652          2.061                --
                                                       2005      1.507          1.652                --
                                                       2004      1.328          1.507                --
                                                       2003      1.000          1.328                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.274          2.423                --
                                                       2006      1.985          2.274            25,389
                                                       2005      1.899          1.985            25,481
                                                       2004      1.540          1.899                --
                                                       2003      1.000          1.540                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.522          1.522                --
                                                       2006      1.433          1.522                --
                                                       2005      1.349          1.433             5,081
                                                       2004      1.297          1.349             1,694
                                                       2003      1.000          1.297             1,730

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.858          1.858                --
                                                       2006      1.705          1.858                --
                                                       2005      1.552          1.705                --
                                                       2004      1.365          1.552                --
                                                       2003      1.000          1.365                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2007      1.416          1.416                --
                                                       2006      1.351          1.416                --
                                                       2005      1.324          1.351            61,945
                                                       2004      1.233          1.324             6,821
                                                       2003      1.000          1.233                --

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.309          1.309                --
                                                       2006      1.280          1.309                --
                                                       2005      1.278          1.280           296,069
                                                       2004      1.185          1.278            61,352
                                                       2003      1.000          1.185            79,824

  Travelers Large Cap Subaccount (8/98)..............  2007      1.425          1.425                --
                                                       2006      1.386          1.425                --
                                                       2005      1.305          1.386            66,089
                                                       2004      1.255          1.305                --
                                                       2003      1.000          1.255                --

  Travelers Managed Income Subaccount (7/98).........  2007      1.036          1.036                --
                                                       2006      1.048          1.036                --
                                                       2005      1.059          1.048           556,089
                                                       2004      1.054          1.059            88,943
                                                       2003      1.000          1.054           734,438

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.620          1.620                --
                                                       2006      1.530          1.620                --
                                                       2005      1.398          1.530             2,690
                                                       2004      1.235          1.398                --
                                                       2003      1.000          1.235                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      1.597          1.597                --
                                                       2006      1.513          1.597                --
                                                       2005      1.503          1.513           146,069
                                                       2004      1.348          1.503            16,019
                                                       2003      1.000          1.348            11,981

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.039          1.039                --
                                                       2006      1.009          1.039                --
                                                       2005      1.000          1.009             8,209

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.624          1.624                --
                                                       2006      1.507          1.624                --
                                                       2005      1.449          1.507            83,505
                                                       2004      1.279          1.449                --
                                                       2003      1.000          1.279                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.825          1.825                --
                                                       2006      1.593          1.825                --
                                                       2005      1.489          1.593           176,641
                                                       2004      1.317          1.489            17,381
                                                       2003      1.000          1.317                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.438          1.438                --
                                                       2006      1.359          1.438                --
                                                       2005      1.313          1.359            71,495
                                                       2004      1.209          1.313             8,495
                                                       2003      1.000          1.209                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.135          1.135                --
                                                       2006      1.081          1.135                --
                                                       2005      1.000          1.081            92,928

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.465          1.465                --
                                                       2006      1.408          1.465                --
                                                       2005      1.412          1.408                --
                                                       2004      1.312          1.412                --
                                                       2003      1.000          1.312                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.305          1.305                --
                                                       2006      1.136          1.305                --
                                                       2005      1.000          1.136            97,342

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.261          1.261                --
                                                       2006      1.102          1.261                --
                                                       2005      1.000          1.102            29,724

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.022          1.022                --
                                                       2006      1.063          1.022                --
                                                       2005      1.043          1.063           141,905
                                                       2004      1.006          1.043            10,085
                                                       2003      1.000          1.006            13,081

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.374          1.566            32,251
                                                       2006      1.371          1.374            35,102
                                                       2005      1.304          1.371            21,963
                                                       2004      1.250          1.304             3,347
                                                       2003      1.000          1.250                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.171          2.445            27,252
                                                       2006      1.977          2.171            29,516
                                                       2005      1.715          1.977            51,114
                                                       2004      1.408          1.715             5,974
                                                       2003      1.000          1.408                --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      2.127          2.063                --
                                                       2006      1.882          2.127                --
                                                       2005      1.653          1.882                --
                                                       2004      1.450          1.653                --
                                                       2003      1.000          1.450                --




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147               --
                                                       2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.237          1.237               --
                                                       2006      1.182          1.237               --
                                                       2005      1.146          1.182               --
                                                       2004      1.110          1.146               --
                                                       2003      1.000          1.110               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.291          1.291               --
                                                       2006      1.239          1.291               --
                                                       2005      1.214          1.239           65,336
                                                       2004      1.118          1.214               --
                                                       2003      1.000          1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.254          1.401               --
                                                       2006      1.293          1.254               --
                                                       2005      1.154          1.293            4,128
                                                       2004      1.091          1.154               --
                                                       2003      1.000          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.718          1.925           29,348
                                                       2006      1.462          1.718               --
                                                       2005      1.313          1.462               --
                                                       2004      1.186          1.313               --
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.536          1.684           91,395
                                                       2006      1.428          1.536           38,858
                                                       2005      1.259          1.428           39,903
                                                       2004      1.147          1.259               --
                                                       2003      1.000          1.147               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.432          1.467           53,221
                                                       2006      1.274          1.432           53,642
                                                       2005      1.233          1.274           54,339
                                                       2004      1.145          1.233               --
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.124          1.124               --
                                                       2006      1.139          1.124               --
                                                       2005      1.000          1.139               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.404          2.512               --
                                                       2006      1.859          2.404               --
                                                       2005      1.489          1.859               --
                                                       2004      1.222          1.489               --
                                                       2003      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      1.981          2.081               --
                                                       2006      1.530          1.981           22,823
                                                       2005      1.463          1.530           26,065
                                                       2004      1.141          1.463               --
                                                       2003      1.000          1.141               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      1.703          1.551              524
                                                       2006      1.502          1.703           12,347
                                                       2005      1.406          1.502           13,083
                                                       2004      1.186          1.406               --
                                                       2003      1.000          1.186               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.318          1.377               --
                                                       2006      1.159          1.318               --
                                                       2005      1.138          1.159               --
                                                       2004      1.110          1.138               --
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.302          1.130               --
                                                       2006      1.286          1.302               --
                                                       2005      1.246          1.286               --
                                                       2004      1.147          1.246               --
                                                       2003      1.000          1.147               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.405          1.525               --
                                                       2006      1.324          1.405               --
                                                       2005      1.295          1.324               --
                                                       2004      1.191          1.295               --
                                                       2003      1.000          1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.528          1.601               --
                                                       2006      1.323          1.528               --
                                                       2005      1.226          1.323            1,138
                                                       2004      1.116          1.226               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.385          2.997           18,861
                                                       2006      1.908          2.385           13,875
                                                       2005      1.535          1.908           15,333
                                                       2004      1.261          1.535               --
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.730          1.949           53,641
                                                       2006      1.460          1.730           69,569
                                                       2005      1.358          1.460           71,475
                                                       2004      1.174          1.358               --
                                                       2003      1.000          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.425          1.425               --
                                                       2006      1.336          1.425               --
                                                       2005      1.221          1.336          105,814
                                                       2004      1.121          1.221               --
                                                       2003      1.000          1.121               --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      2.601          3.249               --
                                                       2006      1.818          2.601               --
                                                       2005      1.412          1.818               --
                                                       2004      1.219          1.412               --
                                                       2003      1.000          1.219               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.620          1.924               --
                                                       2006      1.465          1.620               --
                                                       2005      1.340          1.465               --
                                                       2004      1.140          1.340               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.485          1.485               --
                                                       2006      1.333          1.485               --
                                                       2005      1.313          1.333           49,505
                                                       2004      1.171          1.313               --
                                                       2003      1.000          1.171               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.407          1.394               --
                                                       2006      1.326          1.407               --
                                                       2005      1.217          1.326               --
                                                       2004      1.134          1.217               --
                                                       2003      1.000          1.134               --

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.353          1.431               --
                                                       2006      1.208          1.353               --
                                                       2005      1.187          1.208               --
                                                       2004      1.118          1.187               --
                                                       2003      1.000          1.118               --

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.183          1.171          181,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (5/04)...................  2007      1.184          1.177               --
                                                       2006      1.068          1.184               --
                                                       2005      1.040          1.068               --
                                                       2004      1.001          1.040               --

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.244          1.292            2,130
                                                       2006      1.081          1.244            2,118
                                                       2005      1.109          1.081            2,214
                                                       2004      1.100          1.109               --
                                                       2003      1.000          1.100               --

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.436          1.419               --
                                                       2006      1.260          1.436               --
                                                       2005      1.232          1.260               --
                                                       2004      1.167          1.232               --
                                                       2003      1.000          1.167               --

  LMPVET Global Equity Subaccount (5/04).............  2007      1.247          1.276           19,869
                                                       2006      1.109          1.247           20,307
                                                       2005      1.067          1.109           21,185
                                                       2004      0.998          1.067               --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.480          1.500           45,129
                                                       2006      1.282          1.480           66,284
                                                       2005      1.234          1.282           67,971
                                                       2004      1.145          1.234               --
                                                       2003      1.000          1.145               --

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.198          1.231           18,716
                                                       2006      1.173          1.198           18,136
                                                       2005      1.143          1.173           16,679
                                                       2004      1.167          1.143               --
                                                       2003      1.000          1.167               --

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.476          1.543               --
                                                       2006      1.317          1.476               --
                                                       2005      1.246          1.317               --
                                                       2004      1.157          1.246               --
                                                       2003      1.000          1.157               --

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.145          1.157               --
                                                       2006      1.045          1.145          181,413
                                                       2005      1.034          1.045          181,413
                                                       2004      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.139          1.222               --
                                                       2006      1.035          1.139               --
                                                       2005      1.010          1.035               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.005          0.994           28,239
                                                       2006      0.989          1.005           28,239
                                                       2005      0.990          0.989           28,239
                                                       2004      1.000          0.990               --

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.092          1.064               --
                                                       2006      1.011          1.092               --
                                                       2005      1.000          1.011               --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.285          1.258               --
                                                       2006      1.187          1.285               --
                                                       2005      1.185          1.187            1,274
                                                       2004      1.100          1.185               --
                                                       2003      1.000          1.100               --

  LMPVIT Money Market Subaccount (9/98)..............  2007      1.001          1.025           20,297
                                                       2006      0.980          1.001           19,916
                                                       2005      0.977          0.980           23,095
                                                       2004      0.993          0.977               --
                                                       2003      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.568          1.669               --
                                                       2006      1.424          1.568               --
                                                       2005      1.391          1.424               --
                                                       2004      1.233          1.391               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.445          1.512               --
                                                       2006      1.254          1.445               --
                                                       2005      1.235          1.254               --
                                                       2004      1.168          1.235               --
                                                       2003      1.000          1.168               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.443          1.496               --
                                                       2006      1.261          1.443           37,065
                                                       2005      1.252          1.261           37,757
                                                       2004      1.139          1.252               --
                                                       2003      1.000          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.776               --
                                                       2006      1.475          1.616            2,776
                                                       2005      1.397          1.475            4,800
                                                       2004      1.154          1.397               --
                                                       2003      1.000          1.154               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.505          1.557               --
                                                       2006      1.589          1.505               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.261               --
                                                       2006      1.201          1.258               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.558          1.558               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.500          1.568               --
                                                       2006      1.425          1.500               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.290               --
                                                       2006      1.259          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.753          1.696           16,487
                                                       2006      1.600          1.753           28,609

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.146          1.459           65,376
                                                       2006      1.124          1.146               --

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.292          1.138           30,988

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.085          0.996               --
                                                       2006      1.044          1.085               --
                                                       2005      1.000          1.044               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.177          1.191           46,673
                                                       2006      1.024          1.177           75,889
                                                       2005      1.000          1.024               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.132          1.111            3,964
                                                       2006      1.034          1.132               --
                                                       2005      1.000          1.034               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.305          1.425               --
                                                       2006      1.329          1.305               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.286          1.398           30,708
                                                       2006      1.303          1.286           32,032

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.498          3.127               --

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.309          1.447               --
                                                       2006      1.060          1.309               --
                                                       2005      1.000          1.060               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.590          1.669               --
                                                       2006      1.447          1.590               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.031          1.674           19,192

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.442          1.196               --
                                                       2006      1.074          1.442               --
                                                       2005      1.000          1.074               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      0.993          1.045              813

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.979          1.058               --
                                                       2006      0.999          0.979               --
                                                       2005      1.000          0.999               --

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.031          1.082               --
                                                       2006      1.011          1.031               --
                                                       2005      1.000          1.011               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.428          1.463                0
                                                       2006      1.335          1.428           17,220

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.187          1.307               --
                                                       2006      1.134          1.187           53,814

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.515          1.433               --
                                                       2006      1.485          1.515           51,323

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.143          1.087               --
                                                       2006      1.009          1.143               --
                                                       2005      1.012          1.009               --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.092          1.315           66,839
                                                       2006      1.032          1.092               --
                                                       2005      1.000          1.032               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.296          1.523           20,147
                                                       2006      1.335          1.296           22,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.040          1.077           19,368
                                                       2006      1.008          1.040           18,711

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.138          1.068               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.281          1.299               --
                                                       2006      1.271          1.281               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.321          1.342           17,200
                                                       2006      1.295          1.321           16,447

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.104          1.122               --
                                                       2006      1.039          1.104               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.132            2,440
                                                       2006      0.998          1.063          149,322

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.089               --
                                                       2006      1.038          1.068               --

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.992          0.992               --
                                                       2006      1.005          0.992               --
                                                       2005      1.000          1.005               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.972          0.989               --
                                                       2006      0.989          0.972           47,354
                                                       2005      1.000          0.989           47,288

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.126          136,320
                                                       2006      1.047          1.061          132,889
                                                       2005      1.047          1.047          127,726
                                                       2004      1.023          1.047               --
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.339          1.441               --
                                                       2006      1.235          1.339               --
                                                       2005      1.180          1.235               --
                                                       2004      1.124          1.180               --
                                                       2003      1.000          1.124               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.824          1.969               --
                                                       2006      1.463          1.824               --
                                                       2005      1.336          1.463               --
                                                       2004      1.179          1.336               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.818          1.936               --
                                                       2006      1.588          1.818               --
                                                       2005      1.520          1.588               --
                                                       2004      1.234          1.520               --
                                                       2003      1.000          1.234               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.329          1.329               --
                                                       2006      1.252          1.329               --
                                                       2005      1.179          1.252               --
                                                       2004      1.135          1.179               --
                                                       2003      1.000          1.135               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.589          1.589               --
                                                       2006      1.459          1.589               --
                                                       2005      1.330          1.459               --
                                                       2004      1.170          1.330               --
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (5/03)..........  2007      1.295          1.295               --
                                                       2006      1.236          1.295               --
                                                       2005      1.212          1.236           15,952
                                                       2004      1.131          1.212               --
                                                       2003      1.000          1.131               --

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.201          1.201               --
                                                       2006      1.174          1.201               --
                                                       2005      1.173          1.174            2,579
                                                       2004      1.089          1.173               --
                                                       2003      1.000          1.089               --

  Travelers Large Cap Subaccount (8/98)..............  2007      1.271          1.271               --
                                                       2006      1.237          1.271               --
                                                       2005      1.166          1.237               --
                                                       2004      1.122          1.166               --
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (7/98).........  2007      1.008          1.008               --
                                                       2006      1.020          1.008               --
                                                       2005      1.031          1.020           19,191
                                                       2004      1.028          1.031               --
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.425          1.425               --
                                                       2006      1.345          1.425               --
                                                       2005      1.230          1.345               --
                                                       2004      1.088          1.230               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      1.335          1.335               --
                                                       2006      1.266          1.335               --
                                                       2005      1.258          1.266           20,773
                                                       2004      1.130          1.258               --
                                                       2003      1.000          1.130               --

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.039          1.039               --
                                                       2006      1.009          1.039               --
                                                       2005      1.000          1.009               --

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.447          1.447               --
                                                       2006      1.343          1.447               --
                                                       2005      1.292          1.343               --
                                                       2004      1.142          1.292               --
                                                       2003      1.000          1.142               --

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.600          1.600               --
                                                       2006      1.396          1.600               --
                                                       2005      1.307          1.396           31,320
                                                       2004      1.157          1.307               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.335          1.335               --
                                                       2006      1.262          1.335               --
                                                       2005      1.220          1.262           19,313
                                                       2004      1.125          1.220               --
                                                       2003      1.000          1.125               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.134          1.134               --
                                                       2006      1.081          1.134               --
                                                       2005      1.000          1.081           51,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.243          1.243               --
                                                       2006      1.194          1.243               --
                                                       2005      1.199          1.194               --
                                                       2004      1.115          1.199               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.303          1.303               --
                                                       2006      1.135          1.303               --
                                                       2005      1.000          1.135           31,771

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.259          1.259               --
                                                       2006      1.101          1.259               --
                                                       2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.038          1.038               --
                                                       2006      1.080          1.038               --
                                                       2005      1.061          1.080              560
                                                       2004      1.024          1.061               --
                                                       2003      1.000          1.024               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.220          1.388               --
                                                       2006      1.218          1.220               --
                                                       2005      1.160          1.218               --
                                                       2004      1.113          1.160               --
                                                       2003      1.000          1.113               --

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.838          2.069               --
                                                       2006      1.676          1.838               --
                                                       2005      1.455          1.676               --
                                                       2004      1.196          1.455               --
                                                       2003      1.000          1.196               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      1.751          1.696               --
                                                       2006      1.551          1.751               --
                                                       2005      1.364          1.551               --
                                                       2004      1.197          1.364               --
                                                       2003      1.000          1.197               --

              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.073          1.146                --
                                                       2006      1.000          1.073                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2007      1.402          1.402                --
                                                       2006      1.338          1.402                --
                                                       2005      1.299          1.338                --
                                                       2004      1.259          1.299                --
                                                       2003      1.000          1.259                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01)...................................  2007      1.530          1.530                --
                                                       2006      1.468          1.530                --
                                                       2005      1.439          1.468            84,693
                                                       2004      1.327          1.439           131,380
                                                       2003      1.000          1.327            95,890

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2007      1.430          1.598                --
                                                       2006      1.476          1.430                --
                                                       2005      1.318          1.476            77,022
                                                       2004      1.247          1.318            78,675
                                                       2003      1.000          1.247             2,545

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.861          2.084           130,004
                                                       2006      1.584          1.861            96,932
                                                       2005      1.424          1.584            91,828
                                                       2004      1.286          1.424           153,568
                                                       2003      1.000          1.286            25,536

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.656          1.815           289,319
                                                       2006      1.541          1.656           353,964
                                                       2005      1.359          1.541           487,141
                                                       2004      1.239          1.359           795,104
                                                       2003      1.000          1.239           600,909

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.553          1.591           292,819
                                                       2006      1.382          1.553           390,397
                                                       2005      1.339          1.382           519,728
                                                       2004      1.244          1.339           978,056
                                                       2003      1.000          1.244           610,611

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)...................  2007      1.123          1.123                --
                                                       2006      1.139          1.123                --
                                                       2005      1.000          1.139                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98).............................................  2007      2.828          2.954                --
                                                       2006      2.188          2.828                --
                                                       2005      1.753          2.188                --
                                                       2004      1.439          1.753                --
                                                       2003      1.000          1.439                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98).............................................  2007      2.359          2.479                --
                                                       2006      1.824          2.359           208,389
                                                       2005      1.745          1.824           251,493
                                                       2004      1.362          1.745           268,547
                                                       2003      1.000          1.362           108,202

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98).....................................  2007      2.084          1.898           189,452
                                                       2006      1.839          2.084           243,254
                                                       2005      1.723          1.839           278,461
                                                       2004      1.454          1.723           301,679
                                                       2003      1.000          1.454           194,731

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98).....................................  2007      1.468          1.534            21,508
                                                       2006      1.292          1.468            28,801
                                                       2005      1.269          1.292            46,913
                                                       2004      1.239          1.269            44,967
                                                       2003      1.000          1.239            24,820

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.525          1.322             1,852
                                                       2006      1.506          1.525             1,640
                                                       2005      1.460          1.506             1,522
                                                       2004      1.344          1.460             1,744
                                                       2003      1.000          1.344             1,993

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).......................  2007      1.646          1.785            61,287
                                                       2006      1.552          1.646           100,435
                                                       2005      1.519          1.552           121,057
                                                       2004      1.397          1.519           165,682
                                                       2003      1.000          1.397            56,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2007      1.724          1.806                --
                                                       2006      1.493          1.724                --
                                                       2005      1.385          1.493            76,081
                                                       2004      1.260          1.385            53,222
                                                       2003      1.000          1.260            29,383

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).......................  2007      2.853          3.583            72,932
                                                       2006      2.283          2.853           102,473
                                                       2005      1.837          2.283           124,145
                                                       2004      1.510          1.837           136,264
                                                       2003      1.000          1.510            48,856

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98)...................................  2007      1.978          2.227           307,638
                                                       2006      1.669          1.978           375,120
                                                       2005      1.554          1.669           493,078
                                                       2004      1.344          1.554           479,230
                                                       2003      1.000          1.344           212,633

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2007      1.578          1.578                --
                                                       2006      1.479          1.578                --
                                                       2005      1.353          1.479             2,415
                                                       2004      1.242          1.353                --
                                                       2003      1.000          1.242                --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)............................  2007      2.994          3.737             9,971
                                                       2006      2.093          2.994            13,664
                                                       2005      1.626          2.093            21,069
                                                       2004      1.405          1.626            22,440
                                                       2003      1.000          1.405            18,664

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.913          2.271            40,980
                                                       2006      1.731          1.913            45,578
                                                       2005      1.584          1.731            55,645
                                                       2004      1.348          1.584            51,089
                                                       2003      1.000          1.348            49,764

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2007      1.678          1.678                --
                                                       2006      1.507          1.678                --
                                                       2005      1.486          1.507            41,618
                                                       2004      1.326          1.486            42,295
                                                       2003      1.000          1.326            25,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (5/00).........  2007      1.662          1.646           367,377
                                                       2006      1.567          1.662           406,117
                                                       2005      1.439          1.567           500,029
                                                       2004      1.342          1.439           649,477
                                                       2003      1.000          1.342           550,111

  LMPVET Appreciation Subaccount (5/01)..............  2007      1.516          1.603            87,258
                                                       2006      1.354          1.516           100,744
                                                       2005      1.331          1.354           177,824
                                                       2004      1.255          1.331           187,604
                                                       2003      1.000          1.255           118,552

  LMPVET Appreciation Subaccount (Class II) (5/07)...  2007      1.181          1.169                --

  LMPVET Capital Subaccount (5/04)...................  2007      1.182          1.174           413,051
                                                       2006      1.067          1.182           469,340
                                                       2005      1.039          1.067           532,235
                                                       2004      1.001          1.039           562,899

  LMPVET Dividend Strategy Subaccount (5/02).........  2007      1.410          1.464            88,715
                                                       2006      1.226          1.410           101,569
                                                       2005      1.259          1.226           130,900
                                                       2004      1.249          1.259           125,594
                                                       2003      1.000          1.249            37,100

  LMPVET Fundamental Value Subaccount (5/01).........  2007      1.742          1.720           111,414
                                                       2006      1.529          1.742           161,007
                                                       2005      1.496          1.529           152,313
                                                       2004      1.417          1.496           245,248
                                                       2003      1.000          1.417           168,543

  LMPVET Global Equity Subaccount (5/04).............  2007      1.245          1.274            43,002
                                                       2006      1.108          1.245            49,508
                                                       2005      1.066          1.108            49,538
                                                       2004      0.998          1.066                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.726          1.749           159,766
                                                       2006      1.496          1.726           189,709
                                                       2005      1.440          1.496           221,413
                                                       2004      1.338          1.440           203,028
                                                       2003      1.000          1.338           142,357

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (8/98)..........  2007      1.489          1.529           476,133
                                                       2006      1.460          1.489           575,919
                                                       2005      1.422          1.460           587,826
                                                       2004      1.453          1.422           727,318
                                                       2003      1.000          1.453           353,819

  LMPVET Mid Cap Core Subaccount (5/01)..............  2007      1.680          1.756           155,394
                                                       2006      1.501          1.680           189,527
                                                       2005      1.420          1.501           206,811
                                                       2004      1.319          1.420           215,899
                                                       2003      1.000          1.319            63,633

  LMPVET Multiple Discipline Subaccount-Large All Cap
  Growth and Value (5/04)............................  2007      1.143          1.155                --
                                                       2006      1.044          1.143                --
                                                       2005      1.033          1.044                --
                                                       2004      1.000          1.033                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/05)............................................  2007      1.138          1.221           141,162
                                                       2006      1.035          1.138                --
                                                       2005      1.010          1.035                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (5/04)....  2007      1.004          0.992            36,497
                                                       2006      0.989          1.004            36,497
                                                       2005      0.990          0.989            36,497
                                                       2004      1.000          0.990            36,497

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (11/05)............................................  2007      1.091          1.063               322
                                                       2006      1.011          1.091                --
                                                       2005      1.000          1.011                --

  LMPVIT High Income Subaccount (8/98)...............  2007      1.424          1.393            61,158
                                                       2006      1.316          1.424            75,701
                                                       2005      1.315          1.316           110,171
                                                       2004      1.221          1.315           137,587
                                                       2003      1.000          1.221            77,968

  LMPVIT Money Market Subaccount (9/98)..............  2007      0.991          1.014           178,793
                                                       2006      0.971          0.991           202,397
                                                       2005      0.968          0.971           229,883
                                                       2004      0.984          0.968           248,135
                                                       2003      1.000          0.984           292,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunties Subaccount
  (5/01).............................................  2007      1.827          1.944                --
                                                       2006      1.659          1.827           104,802
                                                       2005      1.622          1.659           132,182
                                                       2004      1.438          1.622           168,571
                                                       2003      1.000          1.438            84,883

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.727          1.806                --
                                                       2006      1.499          1.727            35,270
                                                       2005      1.477          1.499            35,678
                                                       2004      1.398          1.477           109,684
                                                       2003      1.000          1.398            42,277

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620                --
                                                       2006      1.367          1.564           428,716
                                                       2005      1.357          1.367           449,092
                                                       2004      1.235          1.357           524,251
                                                       2003      1.000          1.235           184,192

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748           402,639
                                                       2005      1.513          1.597           419,280
                                                       2004      1.250          1.513           410,731
                                                       2003      1.000          1.250           209,478

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.750          1.810                --
                                                       2006      1.849          1.750                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.367           148,864
                                                       2006      1.303          1.365           174,979

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (5/07).............................................  2007      1.763          1.762            38,868

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.697          1.774                --
                                                       2006      1.612          1.697             1,503

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.334          1.288                53
                                                       2006      1.259          1.334                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.989          1.924           201,864
                                                       2006      1.816          1.989           203,597

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.145          1.457            22,898
                                                       2006      1.123          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid-Cap Subaccount (Class B) (5/07)....  2007      1.291          1.137            12,589

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)............................................  2007      1.085          0.995                --
                                                       2006      1.043          1.085                --
                                                       2005      1.000          1.043                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)..................................  2007      1.176          1.190           554,624
                                                       2006      1.024          1.176           222,909
                                                       2005      1.000          1.024                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (11/05)............................................  2007      1.132          1.110           362,124
                                                       2006      1.034          1.132                --
                                                       2005      1.000          1.034                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.488          1.624                (0)
                                                       2006      1.515          1.488            58,693

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.396                --
                                                       2006      1.303          1.285                --

  MIST MFS Emerging Markets Equity Subaccount (Class
  A) (5/07)..........................................  2007      2.938          3.677                --

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)..................................  2007      1.308          1.445            78,288
                                                       2006      1.060          1.308                --
                                                       2005      1.000          1.060                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.776          1.864            59,130
                                                       2006      1.617          1.776            95,631

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (5/07)..........................................  2007      2.419          1.994           182,830

  MIST Neuberger Berman Real Estate Subaccount (Class
  B) (11/05).........................................  2007      1.441          1.194            12,831
                                                       2006      1.074          1.441                --
                                                       2005      1.000          1.074                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (5/07)...................................  2007      0.992          1.044            64,019

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)..................................  2007      0.978          1.057                96
                                                       2006      0.999          0.978                --
                                                       2005      1.000          0.999                --

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)............................................  2007      1.030          1.081               253
                                                       2006      1.011          1.030                --
                                                       2005      1.000          1.011                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.530          1.567           101,004
                                                       2006      1.432          1.530           102,903

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.186          1.306                --
                                                       2006      1.134          1.186            13,578

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06).........................................  2007      1.712          1.619           117,815
                                                       2006      1.678          1.712            38,409

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)............................................  2007      1.142          1.086               376
                                                       2006      1.009          1.142               265
                                                       2005      1.012          1.009                --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
  (11/05)............................................  2007      1.091          1.314               201
                                                       2006      1.032          1.091                --
                                                       2005      1.000          1.032                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.542          1.811            68,231
                                                       2006      1.589          1.542            84,938

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.064          1.101           515,177
                                                       2006      1.031          1.064           602,135

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (5/07)..........................................  2007      1.137          1.068                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.429          1.448            97,405
                                                       2006      1.418          1.429           122,833

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.437          1.459            42,072
                                                       2006      1.410          1.437            40,733

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.103          1.121                --
                                                       2006      1.039          1.103                --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131            87,397
                                                       2006      0.998          1.062            96,823

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.046          1.066            77,840
                                                       2006      1.017          1.046            84,165

  Western Asset Management U.S. Governement
  Subaccount (Class B) (11/05) *.....................  2007      0.992          0.992                --
                                                       2006      1.004          0.992                --
                                                       2005      1.000          1.004                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.971          0.988                --
                                                       2006      0.989          0.971            61,032
                                                       2005      1.000          0.989            58,791

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.056          1.120           924,237
                                                       2006      1.043          1.056         1,135,109
                                                       2005      1.044          1.043         1,466,356
                                                       2004      1.020          1.044         1,959,015
                                                       2003      1.000          1.020         1,122,021

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.581          1.701                --
                                                       2006      1.459          1.581                --
                                                       2005      1.395          1.459                --
                                                       2004      1.330          1.395                --
                                                       2003      1.000          1.330                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.049          2.212                --
                                                       2006      1.645          2.049            42,312
                                                       2005      1.503          1.645            49,283
                                                       2004      1.326          1.503            75,093
                                                       2003      1.000          1.326            56,811

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.261          2.408                --
                                                       2006      1.977          2.261            72,401
                                                       2005      1.893          1.977            71,992
                                                       2004      1.538          1.893            59,220
                                                       2003      1.000          1.538                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98).............................................  2007      1.515          1.515                --
                                                       2006      1.427          1.515                --
                                                       2005      1.346          1.427           100,458
                                                       2004      1.295          1.346            97,678
                                                       2003      1.000          1.295            56,682

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2007      1.849          1.849                --
                                                       2006      1.698          1.849                --
                                                       2005      1.548          1.698                --
                                                       2004      1.363          1.548                --
                                                       2003      1.000          1.363                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2007      1.410          1.410                --
                                                       2006      1.345          1.410                --
                                                       2005      1.320          1.345            40,582
                                                       2004      1.232          1.320            48,200
                                                       2003      1.000          1.232            28,483

  Travelers Federated High Yield Subaccount (5/02)...  2007      1.303          1.303                --
                                                       2006      1.274          1.303                --
                                                       2005      1.274          1.274           191,610
                                                       2004      1.183          1.274           218,230
                                                       2003      1.000          1.183           192,510

  Travelers Large Cap Subaccount (8/98)..............  2007      1.418          1.418                --
                                                       2006      1.380          1.418                --
                                                       2005      1.302          1.380           102,940
                                                       2004      1.253          1.302           123,625
                                                       2003      1.000          1.253            70,978

  Travelers Managed Income Subaccount (7/98).........  2007      1.031          1.031                --
                                                       2006      1.044          1.031                --
                                                       2005      1.056          1.044           789,733
                                                       2004      1.053          1.056           736,900
                                                       2003      1.000          1.053           401,215

  Travelers Mercury Large Cap Core Subaccount
  (11/98)............................................  2007      1.612          1.612                --
                                                       2006      1.523          1.612                --
                                                       2005      1.394          1.523             1,547
                                                       2004      1.233          1.394               703
                                                       2003      1.000          1.233             1,046

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2007      1.589          1.589                --
                                                       2006      1.506          1.589                --
                                                       2005      1.499          1.506            96,097
                                                       2004      1.347          1.499           120,260
                                                       2003      1.000          1.347            95,537

  Travelers MFS(R) Total Return Subaccount (11/05)...  2007      1.039          1.039                --
                                                       2006      1.009          1.039                --
                                                       2005      1.000          1.009                --

  Travelers MFS(R) Value Subaccount (11/98)..........  2007      1.617          1.617                --
                                                       2006      1.501          1.617                --
                                                       2005      1.445          1.501           154,483
                                                       2004      1.278          1.445           133,620
                                                       2003      1.000          1.278           108,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (7/98).............................................  2007      1.816          1.816                --
                                                       2006      1.586          1.816                --
                                                       2005      1.485          1.586           222,343
                                                       2004      1.315          1.485           268,816
                                                       2003      1.000          1.315           101,537

  Travelers Pioneer Fund Subaccount (5/03)...........  2007      1.432          1.432                --
                                                       2006      1.353          1.432                --
                                                       2005      1.309          1.353           144,096
                                                       2004      1.208          1.309           114,767
                                                       2003      1.000          1.208            40,443

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2007      1.134          1.134                --
                                                       2006      1.080          1.134                --
                                                       2005      1.000          1.080            13,324

  Travelers Strategic Equity Subaccount (5/01).......  2007      1.458          1.458                --
                                                       2006      1.402          1.458                --
                                                       2005      1.408          1.402            19,582
                                                       2004      1.310          1.408            31,055
                                                       2003      1.000          1.310            12,363

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2007      1.303          1.303                --
                                                       2006      1.135          1.303                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2007      1.259          1.259                --
                                                       2006      1.101          1.259                --
                                                       2005      1.000          1.101                --

  Travelers U.S. Government Securities Subaccount
  (8/98).............................................  2007      1.017          1.017                --
                                                       2006      1.058          1.017                --
                                                       2005      1.040          1.058            94,036
                                                       2004      1.005          1.040           309,926
                                                       2003      1.000          1.005           267,916

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      1.366          1.554            79,412
                                                       2006      1.365          1.366            34,642
                                                       2005      1.300          1.365            35,472
                                                       2004      1.248          1.300            39,125
                                                       2003      1.000          1.248            31,824

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.158          2.427            78,162
                                                       2006      1.968          2.158            94,852
                                                       2005      1.710          1.968           124,098
                                                       2004      1.406          1.710           327,717
                                                       2003      1.000          1.406           238,933

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98).................................  2007      2.115          2.048                --
                                                       2006      1.874          2.115                --
                                                       2005      1.649          1.874                --
                                                       2004      1.448          1.649                --
                                                       2003      1.000          1.448                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007

Number of Units outstanding at the end of the period may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007, are displayed below. Please see
Appendix            for more information on Variable Funding Option name
changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Dividend Strategy merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Dividend Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Global High Yield Bond Portfolio merged into Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Global High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Investors Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Small Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Appreciation Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Fundamental Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Adjustable Rate Income Portfolio merged into Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Adjustable Rate Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable High Income Portfolio merged into Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable High Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Mid Cap Core Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Mid Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Money Market Portfolio merged into Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios IV-Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap Growth and Value and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios IV-Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All Cap Growth and Value and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios IV-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable MDP -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable MDP -- All Cap Growth and Value's name was changed to Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable MDP -- Global All Cap Growth and Value's name was changed to Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Global Equity Portfolio and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account TM II for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account TM II for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen International Growth Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Global High Yield Bond Subaccount (Class I)
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Value Equity Subaccount (Class B)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class B)
MIST PIMCO Total Return Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MIST Van Kampen Comstock Subaccount (Class B)
MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class E)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MFS Total Return Subaccount (Class F)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

                                   APPENDIX B

AIM VI Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (VIP Class)
LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPI All Cap Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS    DELAWARE VIP
                               GLOBAL GROWTH   GROWTH-INCOME      GROWTH       SMALL CAP VALUE
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                 (CLASS 2)      (CLASS 2)       (CLASS 2)     (STANDARD CLASS)
                              --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value    $17,765,486     $43,369,049     $47,233,936      $14,145,730
                                -----------     -----------     -----------      -----------
         Total Assets            17,765,486      43,369,049      47,233,936       14,145,730
                                -----------     -----------     -----------      -----------
LIABILITIES:
   Other Payables
      Insurance charges               2,684           6,590           7,200            2,045
      Administrative fees               220             538             587              176
                                -----------     -----------     -----------      -----------
         Total Liabilities            2,904           7,128           7,787            2,221
                                -----------     -----------     -----------      -----------
NET ASSETS                      $17,762,582     $43,361,921     $47,226,149      $14,143,509
                                ===========     ===========     ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                        FTVIPT FRANKLIN
                                 DREYFUS VIF       DREYFUS VIF        FIDELITY VIP        SMALL MID-CAP
                                APPRECIATION    DEVELOPING LEADERS       MID CAP       GROWTH SECURITIES
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                              (INITIAL SHARES)  (INITIAL SHARES)    (SERVICE CLASS 2)      (CLASS 2)
                              ----------------  ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value    $14,983,627        $7,939,888          $11,476,037        $13,822,827
                                -----------        ----------          -----------        -----------
         Total Assets            14,983,627         7,939,888           11,476,037         13,822,827
                                -----------        ----------          -----------        -----------
LIABILITIES:
   Other Payables
      Insurance charges               2,096             1,098                1,688              1,997
      Administrative fees               186                99                  143                172
                                -----------        ----------          -----------        -----------
         Total Liabilities            2,282             1,197                1,831              2,169
                                -----------        ----------          -----------        -----------
NET ASSETS                      $14,981,345        $7,938,691          $11,474,206        $13,820,658
                                ===========        ==========          ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                               FTVIPT TEMPLETON
                                  DEVELOPING       FTVIPT TEMPLETON       JANUS ASPEN
                              MARKETS SECURITIES  FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  (CLASS 2)           (CLASS 2)         (SERVICE SHARES)
                              ------------------  ------------------  --------------------
ASSETS:
   Investments at fair value     $19,467,830         $47,971,883          $14,845,330
                                 -----------         -----------          -----------
         Total Assets             19,467,830          47,971,883           14,845,330
                                 -----------         -----------          -----------
LIABILITIES:
   Other Payables
      Insurance charges                2,832               7,017                2,007
      Administrative fees                240                 593                  182
                                 -----------         -----------          -----------
         Total Liabilities             3,072               7,610                2,189
                                 -----------         -----------          -----------
NET ASSETS                       $19,464,758         $47,964,273          $14,843,141
                                 ===========         ===========          ===========

                                JANUS ASPEN          LMPVET           LMPVET
                              MID CAP GROWTH    AGGRESSIVE GROWTH  APPRECIATION
                                SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                              (SERVICE SHARES)     (CLASS I)         (CLASS I)
                              ----------------  -----------------  ------------
ASSETS:
   Investments at fair value    $8,624,924        $35,124,245      $17,008,766
                                ----------        -----------      -----------
         Total Assets            8,624,924         35,124,245       17,008,766
                                ----------        -----------      -----------
LIABILITIES:
   Other Payables
      Insurance charges              1,216              5,140            2,509
      Administrative fees              107                437              211
                                ----------        -----------      -----------
         Total Liabilities           1,323              5,577            2,720
                                ----------        -----------      -----------
NET ASSETS                      $8,623,601        $35,118,668      $17,006,046
                                ==========        ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET                                          LMPVET
                              APPRECIATION    LMPVET          LMPVET       FUNDAMENTAL VALUE
                               SUBACCOUNT    CAPITAL    DIVIDEND STRATEGY      SUBACCOUNT
                               (CLASS II)   SUBACCOUNT      SUBACCOUNT          (CLASS I)
                              ------------  ----------  -----------------  -----------------
ASSETS:
   Investments at fair value    $897,545    $7,086,604      $3,708,396        $31,730,032
                                --------    ----------      ----------        -----------
         Total Assets            897,545     7,086,604       3,708,396         31,730,032
                                --------    ----------      ----------        -----------
LIABILITIES:
   Other Payables
      Insurance charges              154         1,155             550              4,527
      Administrative fees             11            88              46                394
                                --------    ----------      ----------        -----------
         Total Liabilities           165         1,243             596              4,921
                                --------    ----------      ----------        -----------
NET ASSETS                      $897,380    $7,085,361      $3,707,800        $31,725,111
                                ========    ==========      ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                              LMPVET          LMPVET          LMPVET          LMPVET            LMPVIT
                                 LMPVET      INVESTORS   LARGE CAP GROWTH  MID CAP CORE  SMALL CAP GROWTH  ADJUSTABLE RATE
                             GLOBAL EQUITY  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT          INCOME
                               SUBACCOUNT    (CLASS I)       (CLASS I)       (CLASS I)       (CLASS I)        SUBACCOUNT
                             -------------  -----------  ----------------  ------------  ----------------  ---------------
ASSETS:
   Investments at fair value   $2,264,163   $27,489,832     $59,921,660     $12,756,276     $5,716,251        $1,899,781
                               ----------   -----------     -----------     -----------     ----------        ----------
         Total Assets           2,264,163    27,489,832      59,921,660      12,756,276      5,716,251         1,899,781
                               ----------   -----------     -----------     -----------     ----------        ----------
LIABILITIES:
   Other Payables
      Insurance charges               369         3,834           8,430           1,864            851               285
      Administrative fees              28           340             745             158             71                23
                               ----------   -----------     -----------     -----------     ----------        ----------
         Total Liabilities            397         4,174           9,175           2,022            922               308
                               ----------   -----------     -----------     -----------     ----------        ----------
NET ASSETS                     $2,263,766   $27,485,658     $59,912,485     $12,754,254     $5,715,329        $1,899,473
                               ==========   ===========     ===========     ===========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVIT                                    MIST BATTERYMARCH
                                GLOBAL HIGH YIELD BOND     LMPVIT       LMPVIT       MID-CAP STOCK
                                      SUBACCOUNT        HIGH INCOME  MONEY MARKET      SUBACCOUNT
                                       (CLASS I)         SUBACCOUNT   SUBACCOUNT       (CLASS A)
                               -----------------------  -----------  ------------  -----------------
ASSETS:
   Investments at fair value          $785,266          $18,001,208  $28,059,304       $6,625,732
                                      --------          -----------  -----------       ----------
         Total Assets                  785,266           18,001,208   28,059,304        6,625,732
                                      --------          -----------  -----------       ----------
LIABILITIES:
   Other Payables
      Insurance charges                    110                2,507        3,978              901
      Administrative fees                    9                  222          351               82
                                      --------          -----------  -----------       ----------
         Total Liabilities                 119                2,729        4,329              983
                                      --------          -----------  -----------       ----------
NET ASSETS                            $785,147          $17,998,479  $28,054,975       $6,624,749
                                      ========          ===========  ===========       ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                (CLASS A)        (CLASS E)       (CLASS A)
                              --------------  --------------  ---------------
ASSETS:
   Investments at fair value    $11,023,297     $6,661,726       $1,664,082
                                -----------     ----------       ----------
         Total Assets            11,023,297      6,661,726        1,664,082
                                -----------     ----------       ----------
LIABILITIES:
   Other Payables
      Insurance charges               1,633            922              239
      Administrative fees               136             83               21
                                -----------     ----------       ----------
         Total Liabilities            1,769          1,005              260
                                -----------     ----------       ----------
NET ASSETS                      $11,021,528     $6,660,721       $1,663,822
                                ===========     ==========       ==========
                              MIST HARRIS OAKMARK      MIST     MIST LAZARD
                                 INTERNATIONAL     JANUS FORTY    MID-CAP
                                  SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                   (CLASS A)         (CLASS A)   (CLASS B)
                              -------------------  -----------  -----------
ASSETS:
   Investments at fair value      $30,513,087       $3,245,828   $2,291,980
                                  -----------       ----------   ----------
         Total Assets              30,513,087        3,245,828    2,291,980
                                  -----------       ----------   ----------
LIABILITIES:
   Other Payables
      Insurance charges                 4,289              449          327
      Administrative fees                 378               40           29
                                  -----------       ----------   ----------
         Total Liabilities           4,667              489          356
                                  -----------       ----------   ----------
NET ASSETS                        $30,508,420       $3,245,339   $2,291,624
                                  ===========       ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST LEGG MASON   MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                                VALUE EQUITY   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)            (CLASS A)
                              ---------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $5,469,591       $35,096,056        $14,644,519         $18,156,179
                                 ----------       -----------        -----------         -----------
         Total Assets             5,469,591        35,096,056         14,644,519          18,156,179
                                 ----------       -----------        -----------         -----------
LIABILITIES:
   Other Payables
      Insurance charges                 801             5,255              2,255               2,491
      Administrative fees                68               436                181                 226
                                 ----------       -----------        -----------         -----------
         Total Liabilities              869             5,691              2,436               2,717
                                 ----------       -----------        -----------         -----------
NET ASSETS                       $5,468,722       $35,090,365        $14,642,083         $18,153,462
                                 ==========       ===========        ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                              SMALL CAP GROWTH    MARKETS EQUITY     INTERNATIONAL
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                 (CLASS A)          (CLASS A)           (CLASS B)
                              ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $1,005,713         $5,246,135        $12,905,554
                                 ----------         ----------        -----------
         Total Assets             1,005,713          5,246,135         12,905,554
                                 ----------         ----------        -----------
LIABILITIES:
   Other Payables
      Insurance charges                 151                721              1,847
      Administrative fees                13                 65                160
                                 ----------         ----------        -----------
         Total Liabilities              164                786              2,007
                                 ----------         ----------        -----------
NET ASSETS                       $1,005,549         $5,245,349        $12,903,547
                                 ==========         ==========        ===========

                                                MIST NEUBERGER      MIST NEUBERGER
                              MIST MFS VALUE  BERMAN REAL ESTATE  BERMAN REAL ESTATE
                                SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)        (CLASS A)           (CLASS B)
                              --------------  ------------------  ------------------
ASSETS:
   Investments at fair value    $23,050,204       $17,321,449         $2,134,551
                                -----------       -----------         ----------
         Total Assets            23,050,204        17,321,449          2,134,551
                                -----------       -----------         ----------
LIABILITIES:
   Other Payables
      Insurance charges               3,282             2,476                301
      Administrative fees               286               212                 26
                                -----------       -----------         ----------
         Total Liabilities            3,568             2,688                327
                                -----------       -----------         ----------
NET ASSETS                      $23,046,636       $17,318,761         $2,134,224
                                ===========       ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST PIMCO INFLATION  MIST PIMCO INFLATION   MIST PIMCO
                                 PROTECTED BOND        PROTECTED BOND     TOTAL RETURN  MIST PIONEER FUND
                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                    (CLASS A)            (CLASS B)          (CLASS B)       (CLASS A)
                              --------------------  --------------------  ------------  -----------------
ASSETS:
   Investments at fair value       $2,001,751            $3,038,003        $12,221,197      $2,740,833
                                   ----------            ----------        -----------      ----------
         Total Assets               2,001,751             3,038,003         12,221,197       2,740,833
                                   ----------            ----------        -----------      ----------
LIABILITIES:
   Other Payables
      Insurance charges                   326                   435              1,756             427
      Administrative fees                  25                    37                150              34
                                   ----------            ----------        -----------      ----------
         Total Liabilities                351                   472              1,906             461
                                   ----------            ----------        -----------      ----------
NET ASSETS                         $2,001,400            $3,037,531        $12,219,291      $2,740,372
                                   ==========            ==========        ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST THIRD AVENUE  MIST VAN KAMPEN  MIST VAN KAMPEN
                               SMALL CAP VALUE       COMSTOCK      MID-CAP GROWTH
                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                  (CLASS B)         (CLASS B)        (CLASS B)
                              -----------------  ---------------  ---------------
ASSETS:
   Investments at fair value      $4,962,994        $1,174,116       $3,798,282
                                  ----------        ----------       ----------
         Total Assets              4,962,994         1,174,116        3,798,282
                                  ----------        ----------       ----------
LIABILITIES:
   Other Payables
      Insurance charges                  738               166              556
      Administrative fees                 62                14               47
                                  ----------        ----------       ----------
         Total Liabilities               800               180              603
                                  ----------        ----------       ----------
NET ASSETS                        $4,962,194        $1,173,936       $3,797,679
                                  ==========        ==========       ==========

                                MSF BLACKROCK    MSF BLACKROCK  MSF CAPITAL GUARDIAN
                              AGGRESSIVE GROWTH   BOND INCOME        U.S. EQUITY
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                   (CLASS D)       (CLASS E)          (CLASS A)
                              -----------------  -------------  --------------------
ASSETS:
   Investments at fair value     $21,078,281      $80,072,954        $1,135,401
                                 -----------      -----------        ----------
         Total Assets             21,078,281       80,072,954         1,135,401
                                 -----------      -----------        ----------
LIABILITIES:
   Other Payables
      Insurance charges                2,999           11,064               158
      Administrative fees                261              986                14
                                 -----------      -----------        ----------
         Total Liabilities             3,260           12,050               172
                                 -----------      -----------        ----------
NET ASSETS                       $21,075,021      $80,060,904        $1,135,229
                                 ===========      ===========        ==========

   The accompanying notes are an integral part of these financial statements.

                                 MSF FI        MSF FI        MSF MFS    MSF T. ROWE PRICE
                               LARGE CAP   VALUE LEADERS  TOTAL RETURN   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS A)     (CLASS D)      (CLASS F)       (CLASS B)
                              -----------  -------------  ------------  -----------------
ASSETS:
   Investments at fair value  $26,939,133    $5,272,117    $1,602,875       $8,863,302
                              -----------    ----------    ----------       ----------
         Total Assets          26,939,133     5,272,117     1,602,875        8,863,302
                              -----------    ----------    ----------       ----------
LIABILITIES:
   Other Payables
      Insurance charges             3,765           793           213            1,256
      Administrative fees             335            65            20              110
                              -----------    ----------    ----------       ----------
         Total Liabilities          4,100           858           233            1,366
                              -----------    ----------    ----------       ----------
NET ASSETS                    $26,935,033    $5,271,259    $1,602,642       $8,861,936
                              ===========    ==========    ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT            PIMCO VIT            PUTNAM VT      VAN KAMPEN LIT      WELLS FARGO VT
                               U.S. GOVERNMENT         TOTAL RETURN      DISCOVERY GROWTH  STRATEGIC GROWTH        ADVANTAGE
                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT        SUBACCOUNT     SMALL/MID CAP VALUE
                                  (CLASS A)      (ADMINISTRATIVE CLASS)     (CLASS IB)        (CLASS II)          SUBACCOUNT
                              -----------------  ----------------------  ----------------  ----------------  -------------------
ASSETS:
   Investments at fair value     $22,975,239           $64,789,365           $107,121         $1,150,141          $3,258,414
                                 -----------           -----------           --------         ----------          ----------
         Total Assets             22,975,239            64,789,365            107,121          1,150,141           3,258,414
                                 -----------           -----------           --------         ----------          ----------
LIABILITIES:
   Other Payables
      Insurance charges                2,893                 9,556                 15                178                 435
      Administrative fees                282                   797                  1                 14                  40
                                 -----------           -----------           --------         ----------          ----------
         Total Liabilities             3,175                10,353                 16                192                 475
                                 -----------           -----------           --------         ----------          ----------
NET ASSETS                       $22,972,064           $64,779,012           $107,105         $1,149,949          $3,257,939
                                 ===========           ===========           ========         ==========          ==========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                 AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM VI CORE EQUITY   GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                               (SERIES I) (a)       (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             ------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $      --         $  479,938     $   688,502      $  370,929
                                                 ---------         ----------     -----------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                     6,882            338,583         900,829         915,355
      Administrative charges                           612             27,503          73,284          74,032
                                                 ---------         ----------     -----------      ----------
         Total expenses                              7,494            366,086         974,113         989,387
                                                 ---------         ----------     -----------      ----------
            Net investment income (loss)            (7,494)           113,852        (285,611)       (618,458)
                                                 ---------         ----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --            758,899       1,595,356       3,400,337
      Realized gains (losses) on sale of
         investments                               194,579          1,533,343       2,741,456       2,770,024
                                                 ---------         ----------     -----------      ----------
            Net realized gains (losses)            194,579          2,292,242       4,336,812       6,170,361
                                                 ---------         ----------     -----------      ----------
      Change in unrealized gains (losses)
         on investments                           (101,010)          (252,726)     (2,340,204)       (775,531)
                                                 ---------         ----------     -----------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $  86,075         $2,153,368     $ 1,710,997      $4,776,372
                                                 =========         ==========     ===========      ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                      DELAWARE       DELAWARE VIP
                                             CREDIT SUISSE TRUST      VIP REIT      SMALL CAP VALUE
                                               EMERGING MARKETS      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT (a)    (VIP CLASS) (a)  (STANDARD CLASS)
                                             -------------------  ---------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $        --       $    306,538      $    96,558
                                                 -----------       ------------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                      28,872            144,521          315,057
      Administrative charges                           2,609             12,332           26,995
                                                 -----------       ------------      -----------
         Total expenses                               31,481            156,853          342,052
                                                 -----------       ------------      -----------
            Net investment income (loss)             (31,481)           149,685         (245,494)
                                                 -----------       ------------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --          4,587,742        1,534,005
      Realized gains (losses) on sale of
         investments                               3,614,918          7,313,586        1,724,543
                                                 -----------       ------------      -----------
            Net realized gains (losses)            3,614,918         11,901,328        3,258,548
                                                 -----------       ------------      -----------
      Change in unrealized gains (losses)
         on investments                           (3,339,590)       (10,673,057)      (4,249,766)
                                                 -----------       ------------      -----------
      Net increase (decrease) in net assets
         resulting from operations               $   243,847       $  1,377,956      $(1,236,712)
                                                 ===========       ============      ===========

                                                DREYFUS VIF        DREYFUS VIF        FIDELITY VIP
                                               APPRECIATION    DEVELOPING LEADERS       MID CAP
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                             (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)
                                             ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $266,084         $    86,000         $   62,337
                                                 --------         -----------         ----------
EXPENSES:
      Mortality and expense risk
         charges                                  276,422             173,384            228,516
      Administrative charges                       24,587              15,714             19,141
                                                 --------         -----------         ----------
         Total expenses                           301,009             189,098            247,657
                                                 --------         -----------         ----------
            Net investment income (loss)          (34,925)           (103,098)          (185,320)
                                                 --------         -----------         ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           1,503,584          1,241,049
      Realized gains (losses) on sale of
         investments                              751,042          (1,021,433)         1,136,381
                                                 --------         -----------         ----------
            Net realized gains (losses)           751,042             482,151          2,377,430
                                                 --------         -----------         ----------
      Change in unrealized gains (losses)
         on investments                           142,132          (1,545,919)          (580,434)
                                                 --------         -----------         ----------
      Net increase (decrease) in net assets
         resulting from operations               $858,249         $(1,166,866)        $1,611,676
                                                 ========         ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                               SMALL MID-CAP        DEVELOPING       FTVIPT TEMPLETON        JANUS ASPEN
                                             GROWTH SECURITIES  MARKETS SECURITIES  FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 (CLASS 2)           (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                                             -----------------  ------------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $       --         $  462,090          $1,006,666           $   67,715
                                                 ----------         ----------          ----------           ----------
EXPENSES:
      Mortality and expense risk
         charges                                    282,364            355,061             901,675              263,746
      Administrative charges                         24,262             30,047              76,146               23,963
                                                 ----------         ----------          ----------           ----------
         Total expenses                             306,626            385,108             977,821              287,709
                                                 ----------         ----------          ----------           ----------
            Net investment income (loss)           (306,626)            76,982              28,845             (219,994)
                                                 ----------         ----------          ----------           ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,192,621          1,587,803           2,296,083                   --
      Realized gains (losses) on sale of
         investments                                764,164          3,214,304           4,959,770            3,740,214
                                                 ----------         ----------          ----------           ----------
            Net realized gains (losses)           1,956,785          4,802,107           7,255,853            3,740,214
                                                 ----------         ----------          ----------           ----------
      Change in unrealized gains (losses)
         on investments                            (126,576)          (167,245)           (918,929)             191,831
                                                 ----------         ----------          ----------           ----------
      Net increase (decrease) in net assets
         resulting from operations               $1,523,583         $4,711,844          $6,365,769           $3,712,051
                                                 ==========         ==========          ==========           ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN         LMPVET           LMPVET
                                              MID CAP GROWTH   AGGRESSIVE GROWTH  APPRECIATION
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                             (SERVICE SHARES)      (CLASS I)        (CLASS I)
                                             ----------------  -----------------  ------------
INVESTMENT INCOME:
      Dividends                                 $    6,016        $        --      $   184,333
                                                ----------        -----------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                   158,402            728,392          342,098
      Administrative charges                        13,894             61,757           28,824
                                                ----------        -----------      -----------
         Total expenses                            172,296            790,149          370,922
                                                ----------        -----------      -----------
            Net investment income (loss)          (166,280)          (790,149)        (186,589)
                                                ----------        -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   50,011            204,515        1,435,789
      Realized gains (losses) on sale of
         investments                                35,968          2,606,649        1,293,400
                                                ----------        -----------      -----------
            Net realized gains (losses)             85,979          2,811,164        2,729,189
                                                ----------        -----------      -----------
      Change in unrealized gains (losses)
         on investments                          1,749,927         (2,017,674)      (1,325,898)
                                                ----------        -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations              $1,669,626        $     3,341      $ 1,216,702
                                                ==========        ===========      ===========


                                                 LMPVET
                                              APPRECIATION     LMPVET         LMPVET
                                               SUBACCOUNT     CAPITAL    DIVIDEND STRATEGY
                                             (CLASS II) (b)  SUBACCOUNT     SUBACCOUNT
                                             --------------  ----------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  7,126      $  28,843      $  80,156
                                                --------      ---------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                   2,645        166,094         73,916
      Administrative charges                         191         12,608          6,165
                                                --------      ---------      ---------
         Total expenses                            2,836        178,702         80,081
                                                --------      ---------      ---------
            Net investment income (loss)           4,290       (149,859)            75
                                                --------      ---------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 66,065        398,644             --
      Realized gains (losses) on sale of
         investments                                (141)       472,584        281,063
                                                --------      ---------      ---------
            Net realized gains (losses)           65,924        871,228        281,063
                                                --------      ---------      ---------
      Change in unrealized gains (losses)
         on investments                          (59,315)      (681,886)       (81,455)
                                                --------      ---------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 10,899      $  39,483      $ 199,683
                                                ========      =========      =========

   The accompanying notes are an integral part of these financial statements.


                                                   LMPVET                         LMPVET         LMPVET
                                             FUNDAMENTAL VALUE      LMPVET      INVESTORS   LARGE CAP GROWTH
                                                 SUBACCOUNT     GLOBAL EQUITY   SUBACCOUNT     SUBACCOUNT
                                                 (CLASS I)        SUBACCOUNT    (CLASS I)      (CLASS I)
                                             -----------------  -------------   ----------  ----------------
INVESTMENT INCOME:
      Dividends                                 $   400,313       $  13,276    $   353,327     $    25,501
                                                -----------       ---------    -----------     -----------
EXPENSES:
      Mortality and expense risk
         charges                                    601,912          54,680        525,332       1,181,399
      Administrative charges                         52,181           4,137         46,573         104,220
                                                -----------       ---------    -----------     -----------
         Total expenses                             654,093          58,817        571,905       1,285,619
                                                -----------       ---------    -----------     -----------
            Net investment income (loss)           (253,780)        (45,541)      (218,578)     (1,260,118)
                                                -----------       ---------    -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,573,787         113,354        759,049              --
      Realized gains (losses) on sale of
         investments                              1,314,037         235,464      2,238,779       3,097,568
                                                -----------       ---------    -----------     -----------
            Net realized gains (losses)           2,887,824         348,818      2,997,828       3,097,568
                                                -----------       ---------    -----------     -----------
      Change in unrealized gains (losses)
         on investments                          (3,044,119)       (213,824)    (2,021,958)        760,656
                                                -----------       ---------    -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations              $  (410,075)      $  89,453    $   757,292     $ 2,598,106
                                                ===========       =========    ===========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 LMPVET
                                                LMPVET     MULTIPLE DISCIPLINE       LMPVET
                                             MID CAP CORE   SUBACCOUNT-LARGE    SMALL CAP GROWTH
                                              SUBACCOUNT       CAP GROWTH          SUBACCOUNT
                                               (CLASS I)      AND VALUE (c)         (CLASS I)
                                             ------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $    53,671        $   5,094          $      --
                                              -----------        ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                  276,495           16,251             85,417
      Administrative charges                       23,334            1,181              7,105
                                              -----------        ---------          ---------
         Total expenses                           299,829           17,432             92,522
                                              -----------        ---------          ---------
            Net investment income (loss)         (246,158)         (12,338)           (92,522)
                                              -----------        ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               2,469,118           42,856            403,114
      Realized gains (losses) on sale of
         investments                              994,598           96,248             25,875
                                              -----------        ---------          ---------
            Net realized gains (losses)         3,463,716          139,104            428,989
                                              -----------        ---------          ---------
      Change in unrealized gains (losses)
         on investments                        (2,291,844)        (113,129)          (158,453)
                                              -----------        ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations            $   925,714        $  13,637          $ 178,014
                                              ===========        =========          =========


                                                 LMPVPI          LMPVPV            LMPVIT
                                                ALL CAP     SMALL CAP GROWTH  ADJUSTABLE RATE
                                               SUBACCOUNT    OPPORTUNITIES         INCOME
                                             (CLASS I) (a)   SUBACCOUNT (a)      SUBACCOUNT
                                             -------------  ----------------  ---------------
INVESTMENT INCOME:
      Dividends                               $    25,568      $    1,129         $ 91,669
                                              -----------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   48,855          28,175           47,445
      Administrative charges                        4,371           2,329            3,824
                                              -----------      ----------         --------
         Total expenses                            53,226          30,504           51,269
                                              -----------      ----------         --------
            Net investment income (loss)          (27,658)        (29,375)          40,400
                                              -----------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 443,259         162,018               --
      Realized gains (losses) on sale of
         investments                            2,204,279         878,968            2,009
                                              -----------      ----------         --------
            Net realized gains (losses)         2,647,538       1,040,986            2,009
                                              -----------      ----------         --------
      Change in unrealized gains (losses)
         on investments                        (2,194,147)       (698,806)         (49,672)
                                              -----------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations            $   425,733      $  312,805         $ (7,263)
                                              ===========      ==========         ========

   The accompanying notes are an integral part of these financial statements.

                                                    LMPVIT                                         LORD ABBETT
                                             GLOBAL HIGH YIELD BOND     LMPVIT       LMPVIT     GROWTH AND INCOME
                                                  SUBACCOUNT         HIGH INCOME  MONEY MARKET     SUBACCOUNT
                                                   (CLASS I)          SUBACCOUNT   SUBACCOUNT    (CLASS VC) (a)
                                             ----------------------  -----------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                     $ 57,866         $1,647,615    $1,462,763     $        --
                                                    --------         ----------    ----------     -----------
EXPENSES:
      Mortality and expense risk
         charges                                      14,110            363,664       525,471          95,375
      Administrative charges                           1,240             32,204        45,825           7,596
                                                    --------         ----------    ----------     -----------
         Total expenses                               15,350            395,868       571,296         102,971
                                                    --------         ----------    ----------     -----------
            Net investment income (loss)              42,516          1,251,747       891,467        (102,971)
                                                    --------         ----------    ----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      3,839                 --            --              --
      Realized gains (losses) on sale of
         investments                                     980           (610,630)           --       3,093,659
                                                    --------         ----------    ----------     -----------
            Net realized gains (losses)                4,819           (610,630)           --       3,093,659
                                                    --------         ----------    ----------     -----------
      Change in unrealized gains (losses)
         on investments                              (71,173)          (884,146)           --      (2,410,146)
                                                    --------         ----------    ----------     -----------
      Net increase (decrease) in net assets
         resulting from operations                  $(23,838)        $ (243,029)   $  891,467     $   580,542
                                                    ========         ==========    ==========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LORD ABBETT   MIST BATTERYMARCH  MIST BLACKROCK
                                              MID-CAP VALUE    MID-CAP STOCK      HIGH YIELD
                                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                             (CLASS VC) (a)      (CLASS A)         (CLASS A)
                                             --------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                $       --      $   26,819        $ 1,337,330
                                               ----------      ----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                  105,225         131,944            228,279
      Administrative charges                        8,298          12,046             18,931
                                               ----------      ----------        -----------
         Total expenses                           113,523         143,990            247,210
                                               ----------      ----------        -----------
            Net investment income (loss)         (113,523)       (117,171)         1,090,120
                                               ----------      ----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                               1,069,318                 --
      Realized gains (losses) on sale of
         investments                            4,418,682        (154,903)            62,431
                                               ----------      ----------        -----------
            Net realized gains (losses)         4,418,682         914,415             62,431
                                               ----------      ----------        -----------
      Change in unrealized gains (losses)
         on investments                        (2,657,269)       (373,818)        (1,025,014)
                                               ----------      ----------        -----------
      Net increase (decrease) in net assets
         resulting from operations             $1,647,890      $  423,426        $   127,537
                                               ==========      ==========        ===========

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E) (d)   (CLASS A) (a)     (CLASS A)
                                             --------------  --------------   --------------
INVESTMENT INCOME:
      Dividends                                 $    --          $  51,798      $     --
                                                --------         ---------      --------
EXPENSES:
      Mortality and expense risk
         charges                                  81,320            39,764        25,886
      Administrative charges                       7,317             3,577         2,258
                                                --------         ---------      --------
         Total expenses                           88,637            43,341        28,144
                                                --------         ---------      --------
            Net investment income (loss)         (88,637)            8,457       (28,144)
                                                --------         ---------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --           451,268         6,909
      Realized gains (losses) on sale of
         investments                               6,613           403,095        27,281
                                                --------         ---------      --------
            Net realized gains (losses)            6,613           854,363        34,190
                                                --------         ---------      --------
      Change in unrealized gains (losses)
         on investments                           68,528          (520,746)      (65,365)
                                                --------         ---------      --------
      Net increase (decrease) in net assets
         resulting from operations              $(13,496)        $ 342,074      $(59,319)
                                                ========         =========      ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST HARRIS OAKMARK      MIST      MIST LAZARD   MIST LEGG MASON
                                                INTERNATIONAL     JANUS FORTY    MID-CAP       VALUE EQUITY
                                                  SUBACCOUNT       SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)        (CLASS A)   (CLASS B)(d)     (CLASS B)
                                             -------------------  -----------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   359,541       $  2,311    $      --        $     198
                                                 -----------       --------    ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                     632,836         24,880       25,513          105,553
      Administrative charges                          55,864          2,270        2,183            8,891
                                                 -----------       --------    ---------        ---------
         Total expenses                              688,700         27,150       27,696          114,444
                                                 -----------       --------    ---------        ---------
            Net investment income (loss)            (329,159)       (24,839)     (27,696)        (114,246)
                                                 -----------       --------    ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  3,085,002        222,268           --            6,691
      Realized gains (losses) on sale of
         investments                                 883,428         10,472      (20,635)          60,321
                                                 -----------       --------    ---------        ---------
            Net realized gains (losses)            3,968,430        232,740      (20,635)          67,012
                                                 -----------       --------    ---------        ---------
      Change in unrealized gains (losses)
         on investments                           (4,141,894)       188,073     (245,788)        (438,266)
                                                 -----------       --------    ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (502,623)      $395,974    $(294,119)       $(485,500)
                                                 ===========       ========    =========        =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                                             GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                                 SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)         (CLASS B)           (CLASS A)
                                             -----------------  ----------------  ---------------------
INVESTMENT INCOME:
      Dividends                                 $   231,521       $    16,860          $   19,012
                                                -----------       -----------          ----------
EXPENSES:
      Mortality and expense risk
         charges                                    642,136           233,718             333,939
      Administrative charges                         53,231            18,750              30,255
                                                -----------       -----------          ----------
         Total expenses                             695,367           252,468             364,194
                                                -----------       -----------          ----------
            Net investment income (loss)           (463,846)         (235,608)           (345,182)
                                                -----------       -----------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,189,651           355,476              52,193
      Realized gains (losses) on sale of
         investments                                542,776          (142,267)           (259,628)
                                                -----------       -----------          ----------
            Net realized gains (losses)           1,732,427           213,209            (207,435)
                                                -----------       -----------          ----------
      Change in unrealized gains (losses)
         on investments                          (1,045,362)       (1,595,914)          2,537,844
                                                -----------       -----------          ----------
      Net increase (decrease) in net assets
         resulting from operations              $   223,219       $(1,618,313)         $1,985,227
                                                ===========       ===========          ==========

                                               MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                                             SMALL CAP GROWTH    MARKETS EQUITY     INTERNATIONAL
                                                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                (CLASS A)        (CLASS A)(d)         (CLASS B)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $     --          $       --          $ 83,400
                                                 --------          ----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                   19,702              61,219           179,229
      Administrative charges                        1,621               5,520            15,462
                                                 --------          ----------        ----------
         Total expenses                            21,323              66,739           194,691
                                                 --------          ----------        ----------
            Net investment income (loss)          (21,323)            (66,739)         (111,291)
                                                 --------          ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  17,414                  --           944,202
      Realized gains (losses) on sale of
         investments                               49,421             202,429            60,808
                                                 --------          ----------        ----------
            Net realized gains (losses)            66,835             202,429         1,005,010
                                                 --------          ----------        ----------
      Change in unrealized gains (losses)
         on investments                            55,731           1,097,058           (16,504)
                                                 --------          ----------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $101,243          $1,232,748        $  877,215
                                                 ========          ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MIST NEUBERGER      MIST NEUBERGER    MIST PIMCO INFLATION
                                             MIST MFS VALUE  BERMAN REAL ESTATE  BERMAN REAL ESTATE      PROTECTED BOND
                                               SUBACCOUNT        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                               (CLASS A)        (CLASS A) (d)        (CLASS B)           (CLASS A) (d)
                                             --------------  ------------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends                                $      161        $        --          $  18,475             $     --
                                               ----------        -----------          ---------             --------
EXPENSES:
      Mortality and expense risk
         charges                                  428,196            243,350             37,901               29,583
      Administrative charges                       37,199             20,791              3,241                2,234
                                               ----------        -----------          ---------             --------
         Total expenses                           465,395            264,141             41,142               31,817
                                               ----------        -----------          ---------             --------
            Net investment income (loss)         (465,234)          (264,141)           (22,667)             (31,817)
                                               ----------        -----------          ---------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 484,971                 --            178,660                   --
      Realized gains (losses) on sale of
         investments                              544,294           (441,046)           (21,152)               9,553
                                               ----------        -----------          ---------             --------
            Net realized gains (losses)         1,029,265           (441,046)           157,508                9,553
                                               ----------        -----------          ---------             --------
      Change in unrealized gains (losses)
         on investments                           833,292         (3,751,571)          (571,880)             139,972
                                               ----------        -----------          ---------             --------
      Net increase (decrease) in net assets
         resulting from operations             $1,397,323        $(4,456,758)         $(437,039)            $117,708
                                               ==========        ===========          =========             ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST PIMCO INFLATION   MIST PIMCO
                                                PROTECTED BOND     TOTAL RETURN  MIST PIONEER FUND
                                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                  (CLASS B)          (CLASS B)       (CLASS A)
                                             --------------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $ 54,792          $366,577         $ 25,410
                                                   --------          --------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     47,437           197,511           56,834
      Administrative charges                          4,045            16,759            4,550
                                                   --------          --------         --------
         Total expenses                              51,482           214,270           61,384
                                                   --------          --------         --------
            Net investment income (loss)              3,310           152,307          (35,974)
                                                   --------          --------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                --               --
      Realized gains (losses) on sale of
         investments                                 11,746            44,814          112,620
                                                   --------          --------         --------
            Net realized gains (losses)              11,746            44,814          112,620
                                                   --------          --------         --------
      Change in unrealized gains (losses)
         on investments                             212,939           423,283           15,314
                                                   --------          --------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $227,995          $620,404         $ 91,960
                                                   ========          ========         ========

                                              MIST PIONEER  MIST THIRD AVENUE  MIST VAN KAMPEN
                                             MID-CAP VALUE   SMALL CAP VALUE       COMSTOCK
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS B)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                $   8,746        $  20,290          $ 17,432
                                               ---------        ---------          --------
EXPENSES:
      Mortality and expense risk
         charges                                  11,947           82,978            20,699
      Administrative charges                       1,002            6,782             1,823
                                               ---------        ---------          --------
         Total expenses                           12,949           89,760            22,522
                                               ---------        ---------          --------
            Net investment income (loss)          (4,203)         (69,470)           (5,090)
                                               ---------        ---------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                311,541          133,268            26,266
      Realized gains (losses) on sale of
         investments                              13,018          (61,169)           22,807
                                               ---------        ---------          --------
            Net realized gains (losses)          324,559           72,099            49,073
                                               ---------        ---------          --------
      Change in unrealized gains (losses)
         on investments                         (109,550)        (503,507)          (97,876)
                                               ---------        ---------          --------
      Net increase (decrease) in net assets
         resulting from operations             $ 210,806        $(500,878)         $(53,893)
                                               =========        =========          ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST VAN KAMPEN    MSF BLACKROCK    MSF BLACKROCK  MSF CAPITAL GUARDIAN
                                              MID-CAP GROWTH  AGGRESSIVE GROWTH   BOND INCOME       U.S. EQUITY
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                (CLASS B)         (CLASS D)        (CLASS E)       (CLASS A) (d)
                                             ---------------  -----------------  -------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $     --         $       --      $2,654,331         $     --
                                                 --------         ----------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   62,028            378,519       1,423,916           13,819
      Administrative charges                        5,281             32,948         126,562            1,231
                                                 --------         ----------      ----------         --------
         Total expenses                            67,309            411,467       1,550,478           15,050
                                                 --------         ----------      ----------         --------
            Net investment income (loss)          (67,309)          (411,467)      1,103,853          (15,050)
                                                 --------         ----------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 293,491                 --              --               --
      Realized gains (losses) on sale of
         investments                               49,034            478,838         733,629              307
                                                 --------         ----------      ----------         --------
            Net realized gains (losses)           342,525            478,838         733,629              307
                                                 --------         ----------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           381,468          3,622,004       1,578,751          (66,985)
                                                 --------         ----------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $656,684         $3,689,375      $3,416,233         $(81,728)
                                                 ========         ==========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               MSF FI        MSF FI       MSF MFS
                                             LARGE CAP   VALUE LEADERS  TOTAL RETURN
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             (CLASS A)     (CLASS D)     (CLASS F)
                                             ----------  -------------  ------------
INVESTMENT INCOME:
      Dividends                              $   50,781    $  50,619      $ 20,467
                                             ----------    ---------      --------
EXPENSES:
      Mortality and expense risk
         charges                                511,087      108,948        19,915
      Administrative charges                     45,391        8,920         1,813
                                             ----------    ---------      --------
         Total expenses                         556,478      117,868        21,728
                                             ----------    ---------      --------
            Net investment income (loss)       (505,697)     (67,249)       (1,261)
                                             ----------    ---------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions             2,106,396      548,021        34,534
      Realized gains (losses) on sale of
         investments                             92,847       18,540        34,595
                                             ----------    ---------      --------
            Net realized gains (losses)       2,199,243      566,561        69,129
                                             ----------    ---------      --------
      Change in unrealized gains (losses)
         on investments                        (979,569)    (349,973)      (63,604)
                                             ----------    ---------      --------
      Net increase (decrease) in net assets
         resulting from operations           $  713,977    $ 149,339      $  4,264
                                             ==========    =========      ========

                                                                MSF WESTERN ASSET
                                             MSF T. ROWE PRICE      MANAGEMENT             PIMCO VIT
                                              LARGE CAP GROWTH   U.S. GOVERNMENT          REAL RETURN
                                                 SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)          (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  19,834          $682,788              $  37,425
                                                 ---------          --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   170,323           381,352                 15,652
      Administrative charges                        14,833            37,239                  1,190
                                                 ---------          --------              ---------
         Total expenses                            185,156           418,591                 16,842
                                                 ---------          --------              ---------
            Net investment income (loss)          (165,322)          264,197                 20,583
                                                 ---------          --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   91,492                --                     --
      Realized gains (losses) on sale of
         investments                               338,222           249,890               (161,167)
                                                 ---------          --------              ---------
            Net realized gains (losses)            429,714           249,890               (161,167)
                                                 ---------          --------              ---------
      Change in unrealized gains (losses)
         on investments                            450,888           109,138                186,829
                                                 ---------          --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 715,280          $623,225              $  46,245
                                                 =========          ========              =========

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT            PUTNAM VT           PUTNAM VT          PUTNAM VT
                                                  TOTAL RETURN       DISCOVERY GROWTH  INTERNATIONAL EQUITY  SMALL CAP VALUE
                                                   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)     (CLASS IB)        (CLASS IB) (a)      (CLASS IB) (a)
                                             ----------------------  ----------------  --------------------  ---------------
INVESTMENT INCOME:
      Dividends                                    $3,349,133            $     --          $   141,036         $    22,315
                                                   ----------            --------          -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                    1,259,574               2,368               27,432              24,056
      Administrative charges                          104,713                 209                2,406               1,977
                                                   ----------            --------          -----------         -----------
         Total expenses                             1,364,287               2,577               29,838              26,033
                                                   ----------            --------          -----------         -----------
            Net investment income (loss)            1,984,846              (2,577)             111,198              (3,718)
                                                   ----------            --------          -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --              12,532              610,542             446,290
      Realized gains (losses) on sale of
         investments                                 (147,362)             24,480            2,089,495             913,244
                                                   ----------            --------          -----------         -----------
            Net realized gains (losses)              (147,362)             37,012            2,700,037           1,359,534
                                                   ----------            --------          -----------         -----------
      Change in unrealized gains (losses)
         on investments                             2,519,737             (19,515)          (2,421,995)         (1,088,872)
                                                   ----------            --------          -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations                 $4,357,221            $ 14,920          $   389,240         $   266,944
                                                   ==========            ========          ===========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              VAN KAMPEN LIT      WELLS FARGO VT
                                             STRATEGIC GROWTH       ADVANTAGE
                                                SUBACCOUNT     SMALL/MID CAP VALUE
                                                (CLASS II)          SUBACCOUNT
                                             ----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $     --           $     775
                                                 --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   19,511              64,819
      Administrative charges                        1,576               5,985
                                                 --------           ---------
         Total expenses                            21,087              70,804
                                                 --------           ---------
            Net investment income (loss)          (21,087)            (70,029)
                                                 --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             650,153
      Realized gains (losses) on sale of
         investments                               45,364             282,239
                                                 --------           ---------
            Net realized gains (losses)            45,364             932,392
                                                 --------           ---------
      Change in unrealized gains (losses)
         on investments                           119,381            (930,812)
                                                 --------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $143,658           $ (68,449)
                                                 ========           =========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                   AMERICAN FUNDS            AMERICAN FUNDS
                                       AIM VI CORE EQUITY          GLOBAL GROWTH              GROWTH-INCOME
                                      SUBACCOUNT (SERIES I)     SUBACCOUNT (CLASS 2)      SUBACCOUNT (CLASS 2)
                                     -----------------------  ------------------------  ------------------------
                                       2007 (a)    2006 (b)       2007         2006         2007         2006
                                     -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (7,494) $   (9,341) $   113,852  $  (197,549) $  (285,611) $  (243,171)
   Net realized gains (losses)           194,579       4,205    2,292,242      929,863    4,336,812    2,711,700
   Change in unrealized gains
      (losses) on investments           (101,010)    101,010     (252,726)   2,174,154   (2,340,204)   3,705,574
                                     -----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  86,075      95,874    2,153,368    2,906,468    1,710,997    6,174,103
                                     -----------  ----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   477      11,673      259,169      801,677    1,244,710    1,791,477
   Transfers from other funding
      options                                642   1,377,937    3,965,485    3,967,537    3,955,552    5,010,237
   Contract charges                           (7)       (346)      (1,746)      (1,844)      (4,662)      (5,295)
   Contract surrenders                    (9,203)    (59,466)  (4,083,217)  (2,634,116)  (8,089,432)  (7,536,778)
   Transfers to other funding
      options                         (1,352,585)   (125,282)  (2,678,963)  (2,397,029)  (5,282,613)  (3,107,806)
   Other receipts (payments)             (10,288)    (15,501)    (209,952)    (261,905)  (1,470,841)    (984,996)
                                     -----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,370,964)  1,189,015   (2,749,224)    (525,680)  (9,647,286)  (4,833,161)
                                     -----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,284,889)  1,284,889     (595,856)   2,380,788   (7,936,289)   1,340,942
NET ASSETS:
   Beginning of period                 1,284,889          --   18,358,438   15,977,650   51,298,210   49,957,268
                                     -----------  ----------  -----------  -----------  -----------  -----------
   End of period                     $        --  $1,284,889  $17,762,582  $18,358,438  $43,361,921  $51,298,210
                                     ===========  ==========  ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          AMERICAN FUNDS          CREDIT SUISSE TRUST
                                              GROWTH               EMERGING MARKETS
                                       SUBACCOUNT (CLASS 2)           SUBACCOUNT
                                     ------------------------  ------------------------
                                         2007         2006       2007 (a)       2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (618,458) $  (624,606) $   (31,481) $   (70,923)
   Net realized gains (losses)         6,170,361    2,633,023    3,614,918    1,160,571
   Change in unrealized gains
      (losses) on investments           (775,531)   1,789,337   (3,339,590)     413,842
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               4,776,372    3,797,754      243,847    1,503,490
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               780,398    2,364,007        4,629       14,711
   Transfers from other funding
      options                          6,842,004   13,717,490       56,333      267,137
   Contract charges                       (4,196)      (5,009)         (37)      (1,143)
   Contract surrenders                (8,236,532)  (8,320,287)    (373,204)    (676,967)
   Transfers to other funding
      options                         (5,872,698)  (7,006,383)  (5,622,994)  (1,315,217)
   Other receipts (payments)            (883,135)    (627,585)     (50,222)     (64,387)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,374,159)     122,233   (5,985,495)  (1,775,866)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (2,597,787)   3,919,987   (5,741,648)    (272,376)
NET ASSETS:
   Beginning of period                49,823,936   45,903,949    5,741,648    6,014,024
                                     -----------  -----------  -----------  -----------
   End of period                     $47,226,149  $49,823,936  $        --  $ 5,741,648
                                     ===========  ===========  ===========  ===========

                                                                      DELAWARE VIP
                                         DELAWARE VIP REIT            SMALL CAP VALUE
                                       SUBACCOUNT (VIP CLASS)   SUBACCOUNT (STANDARD CLASS)
                                     -------------------------  ---------------------------
                                       2007 (a)        2006           2007         2006
                                     ------------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    149,685  $    20,278    $  (245,494) $  (367,244)
   Net realized gains (losses)         11,901,328    4,665,172      3,258,548    3,922,084
   Change in unrealized gains
      (losses) on investments         (10,673,057)   2,261,469     (4,249,766)    (501,493)
                                     ------------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                1,377,956    6,946,919     (1,236,712)   3,053,347
                                     ------------  -----------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --      314,405        185,832      150,426
   Transfers from other funding
      options                             109,083      504,493        980,928      503,437
   Contract charges                           (61)      (4,159)        (1,998)      (2,722)
   Contract surrenders                 (1,277,821)  (4,087,292)    (4,209,740)  (3,605,795)
   Transfers to other funding
      options                         (25,845,605)  (3,690,970)    (1,934,493)  (2,735,399)
   Other receipts (payments)              (67,442)    (658,978)      (198,029)  (1,005,484)
                                     ------------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (27,081,846)  (7,622,501)    (5,177,500)  (6,695,537)
                                     ------------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets                (25,703,890)    (675,582)    (6,414,212)  (3,642,190)
NET ASSETS:
   Beginning of period                 25,703,890   26,379,472     20,557,721   24,199,911
                                     ------------  -----------    -----------  -----------
   End of period                     $         --  $25,703,890    $14,143,509  $20,557,721
                                     ============  ===========    ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                            DREYFUS VIF
                                            APPRECIATION               DREYFUS VIF
                                             SUBACCOUNT            DEVELOPING LEADERS           FIDELITY VIP MID CAP
                                          (INITIAL SHARES)     SUBACCOUNT (INITIAL SHARES)  SUBACCOUNT (SERVICE CLASS 2)
                                     ------------------------  ---------------------------  ----------------------------
                                         2007        2006          2007          2006           2007            2006
                                     -----------  -----------  -----------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (34,925) $   (37,040) $  (103,098)  $  (191,264)    $  (185,320)   $  (251,033)
   Net realized gains (losses)           751,042      377,082      482,151       603,110       2,377,430      3,766,742
   Change in unrealized gains
      (losses) on investments            142,132    2,123,434   (1,545,919)      (94,883)       (580,434)    (1,988,496)
                                     -----------  -----------  -----------   -----------     -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 858,249    2,463,476   (1,166,866)      316,963       1,611,676      1,527,213
                                     -----------  -----------  -----------   -----------     -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               130,883      163,630      100,205       133,124         172,635        148,253
   Transfers from other funding
      options                            369,885      465,106      824,281       619,405         704,122        902,509
   Contract charges                       (2,751)      (3,454)      (1,971)       (2,701)         (1,489)        (1,922)
   Contract surrenders                (2,639,792)  (2,612,240)  (2,204,357)   (2,763,300)     (2,546,995)    (2,990,397)
   Transfers to other funding
      options                         (1,238,223)  (1,500,682)  (1,683,005)   (1,250,286)     (1,288,073)    (2,990,583)
   Other receipts (payments)            (292,493)    (824,249)    (338,865)     (420,894)       (133,281)      (246,808)
                                     -----------  -----------  -----------   -----------     -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,672,491)  (4,311,889)  (3,303,712)   (3,684,652)     (3,093,081)    (5,178,948)
                                     -----------  -----------  -----------   -----------     -----------    -----------
      Net increase (decrease)
         in net assets                (2,814,242)  (1,848,413)  (4,470,578)   (3,367,689)     (1,481,405)    (3,651,735)
NET ASSETS:
   Beginning of period                17,795,587   19,644,000   12,409,269    15,776,958      12,955,611     16,607,346
                                     -----------  -----------  -----------   -----------     -----------    -----------
   End of period                     $14,981,345  $17,795,587  $ 7,938,691   $12,409,269     $11,474,206    $12,955,611
                                     ===========  ===========  ===========   ===========     ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        FTVIPT TEMPLETON
                                     FTVIPT FRANKLIN SMALL MID-CAP         DEVELOPING
                                           GROWTH SECURITIES           MARKETS SECURITIES
                                          SUBACCOUNT (CLASS 2)         SUBACCOUNT (CLASS 2)
                                     -----------------------------  -------------------------
                                         2007           2006            2007         2006
                                     ------------   -----------     -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (306,626)   $  (346,851)    $    76,982  $  (166,417)
   Net realized gains (losses)         1,956,785        520,269       4,802,107    2,896,677
   Change in unrealized gains
      (losses) on investments           (126,576)     1,095,384        (167,245)   1,944,533
                                     -----------    -----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,523,583      1,268,802       4,711,844    4,674,793
                                     -----------    -----------     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                68,421         96,554         202,937      692,606
   Transfers from other funding
      options                            511,634        819,790       1,961,542    2,203,920
   Contract charges                       (2,856)        (3,693)         (2,053)      (2,515)
   Contract surrenders                (3,639,036)    (2,542,314)     (3,914,774)  (3,285,631)
   Transfers to other funding
      options                         (1,045,383)    (2,893,910)     (3,491,551)  (4,493,711)
   Other receipts (payments)            (337,138)      (407,920)       (242,534)    (445,985)
                                     -----------    -----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,444,358)    (4,931,493)     (5,486,433)  (5,331,316)
                                     -----------    -----------     -----------  -----------
      Net increase (decrease)
         in net assets                (2,920,775)    (3,662,691)       (774,589)    (656,523)
NET ASSETS:
   Beginning of period                16,741,433     20,404,124      20,239,347   20,895,870
                                     -----------    -----------     -----------  -----------
   End of period                     $13,820,658    $16,741,433     $19,464,758  $20,239,347
                                     ===========    ===========     ===========  ===========

                                          FTVIPT TEMPLETON              JANUS ASPEN
                                         FOREIGN SECURITIES        INTERNATIONAL GROWTH
                                        SUBACCOUNT (CLASS 2)    SUBACCOUNT (SERVICE SHARES)
                                     -------------------------  ---------------------------
                                         2007          2006         2007          2006
                                     ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     28,845  $  (354,958) $  (219,994)  $       657
   Net realized gains (losses)          7,255,853    4,369,209    3,740,214     3,542,312
   Change in unrealized gains
      (losses) on investments            (918,929)   5,323,246      191,831     2,493,887
                                     ------------  -----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                6,365,769    9,337,497    3,712,051     6,036,856
                                     ------------  -----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                506,440    1,291,384       12,132        50,921
   Transfers from other funding
      options                           3,252,482    5,960,714      683,901       957,257
   Contract charges                        (5,380)      (7,068)      (3,290)       (4,078)
   Contract surrenders                 (9,211,551)  (9,629,804)  (2,793,293)   (2,558,761)
   Transfers to other funding
      options                          (5,234,721)  (5,937,045)  (2,859,916)   (4,176,823)
   Other receipts (payments)             (865,169)  (1,167,810)    (261,221)     (238,534)
                                     ------------  -----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (11,557,899)  (9,489,629)  (5,221,687)   (5,970,018)
                                     ------------  -----------  -----------   -----------
      Net increase (decrease)
         in net assets                 (5,192,130)    (152,132)  (1,509,636)       66,838
NET ASSETS:
   Beginning of period                 53,156,403   53,308,535   16,352,777    16,285,939
                                     ------------  -----------  -----------   -----------
   End of period                     $ 47,964,273  $53,156,403  $14,843,141   $16,352,777
                                     ============  ===========  ===========  ============

   The accompanying notes are an integral part of these financial statements.

                                             JANUS ASPEN
                                            MID CAP GROWTH         LMPVET AGGRESSIVE GROWTH      LMPVET APPRECIATION
                                     SUBACCOUNT (SERVICE SHARES)     SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)
                                     ---------------------------  --------------------------  ------------------------
                                         2007            2006         2007          2006          2007         2006
                                     -----------     -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (166,280)    $  (179,547) $   (790,149) $   (970,083) $  (186,589) $  (184,316)
   Net realized gains (losses)            85,979        (460,610)    2,811,164     2,624,712    2,729,189    1,638,007
   Change in unrealized gains
      (losses) on investments          1,749,927       1,677,156    (2,017,674)    1,539,015   (1,325,898)   1,006,682
                                     -----------     -----------  ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,669,626       1,036,999         3,341     3,193,644    1,216,702    2,460,373
                                     -----------     -----------  ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                23,241          84,990       330,938       747,127      252,939      293,999
   Transfers from other funding
      options                            209,566         329,439     1,737,951     2,910,467      539,972    1,278,673
   Contract charges                       (1,941)         (2,505)       (6,980)       (9,697)      (2,802)      (3,349)
   Contract surrenders                (1,821,027)     (1,554,276)   (7,420,897)  (10,820,480)  (3,737,921)  (3,314,273)
   Transfers to other funding
      options                           (734,971)       (626,571)   (4,147,860)   (3,818,085)  (1,068,570)  (1,872,367)
   Other receipts (payments)            (112,856)       (193,579)     (687,439)     (713,350)    (484,127)    (694,535)
                                     -----------     -----------  ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,437,988)     (1,962,502)  (10,194,287)  (11,704,018)  (4,500,509)  (4,311,852)
                                     -----------     -----------  ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                  (768,362)       (925,503)  (10,190,946)   (8,510,374)  (3,283,807)  (1,851,479)
NET ASSETS:
   Beginning of period                 9,391,963      10,317,466    45,309,614    53,819,988   20,289,853   22,141,332
                                     -----------     -----------  ------------  ------------  -----------  -----------
   End of period                     $ 8,623,601     $ 9,391,963  $ 35,118,668  $ 45,309,614  $17,006,046  $20,289,853
                                     ===========     ===========  ============  ============  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      LMPVET APPRECIATION        LMPVET CAPITAL
                                     SUBACCOUNT (CLASS II)         SUBACCOUNT
                                     ---------------------  ------------------------
                                        2007 (c)    2006        2007         2006
                                        --------    ----    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  4,290     $--    $  (149,859) $  (192,245)
   Net realized gains (losses)            65,924      --        871,228    1,057,873
   Change in unrealized gains
      (losses) on investments            (59,315)     --       (681,886)     354,612
                                        --------     ---    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  10,899      --         39,483    1,220,240
                                        --------     ---    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --      --        159,546      236,574
   Transfers from other funding
      options                            892,368      --        326,621      282,421
   Contract charges                           --      --         (1,061)      (1,386)
   Contract surrenders                    (1,321)     --     (1,620,975)  (2,974,755)
   Transfers to other funding
      options                             (4,566)     --     (1,370,352)  (2,098,445)
   Other receipts (payments)                  --      --       (252,742)     (52,496)
                                        --------     ---    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      886,481      --     (2,758,963)  (4,608,087)
                                        --------     ---    -----------  -----------
      Net increase (decrease)
         in net assets                   897,380      --     (2,719,480)  (3,387,847)
NET ASSETS:
   Beginning of period                        --      --      9,804,841   13,192,688
                                        --------     ---    -----------  -----------
   End of period                        $897,380     $--    $ 7,085,361  $ 9,804,841
                                        ========     ===    ===========  ===========

                                     LMPVET DIVIDEND STRATEGY  LMPVET FUNDAMENTAL VALUE
                                            SUBACCOUNT           SUBACCOUNT (CLASS I)
                                     ------------------------  ------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $        75   $    5,090  $  (253,780) $  (141,542)
   Net realized gains (losses)           281,063      128,855    2,887,824    2,555,070
   Change in unrealized gains
      (losses) on investments            (81,455)     543,032   (3,044,119)   2,109,922
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 199,683      676,977     (410,075)   4,523,450
                                     -----------   ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                91,995       54,660      331,497      288,386
   Transfers from other funding
      options                            280,194      445,887   10,017,955    2,308,314
   Contract charges                         (425)        (471)      (5,173)      (5,194)
   Contract surrenders                  (646,098)    (826,184)  (6,295,611)  (6,228,555)
   Transfers to other funding
      options                           (575,618)    (531,860)  (3,026,575)  (4,131,859)
   Other receipts (payments)            (291,254)     (52,057)    (746,940)    (586,366)
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,141,206)    (910,025)     275,153   (8,355,274)
                                     -----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets                  (941,523)    (233,048)    (134,922)  (3,831,824)
NET ASSETS:
   Beginning of period                 4,649,323    4,882,371   31,860,033   35,691,857
                                     -----------   ----------  -----------  -----------
   End of period                     $ 3,707,800   $4,649,323  $31,725,111  $31,860,033
                                     ===========   ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVET GLOBAL EQUITY       LMPVET INVESTORS       LMPVET LARGE CAP GROWTH
                                           SUBACCOUNT          SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)
                                     ----------------------  ------------------------  --------------------------
                                        2007        2006         2007         2006         2007          2006
                                     ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (45,541) $  (36,377) $  (218,578) $  (117,403) $ (1,260,118) $ (1,383,646)
   Net realized gains (losses)          348,818     221,676    2,997,828    2,600,505     3,097,568     1,085,671
   Change in unrealized gains
      (losses) on investments          (213,824)    224,018   (2,021,958)   2,694,260       760,656     1,880,754
                                     ----------  ----------  -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 89,453     409,317      757,292    5,177,362     2,598,106     1,582,779
                                     ----------  ----------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               67,625      20,768      304,960      300,155       491,280       651,921
   Transfers from other funding
      options                            71,271     133,121      924,072      840,487     2,383,279     7,216,637
   Contract charges                        (534)       (636)      (4,808)      (6,479)      (12,020)      (15,496)
   Contract surrenders                 (706,490)   (761,640)  (5,248,743)  (5,166,666)  (14,414,775)  (12,654,914)
   Transfers to other funding
      options                          (403,688)   (338,327)  (2,597,601)  (3,579,258)   (6,196,930)   (8,538,271)
   Other receipts (payments)            (17,196)    (22,250)    (609,302)    (625,062)   (1,664,361)   (2,043,473)
                                     ----------  ----------  -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (989,012)   (968,964)  (7,231,422)  (8,236,823)  (19,413,527)  (15,383,596)
                                     ----------  ----------  -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                 (899,559)   (559,647)  (6,474,130)  (3,059,461)  (16,815,421)  (13,800,817)
NET ASSETS:
   Beginning of period                3,163,325   3,722,972   33,959,788   37,019,249    76,727,906    90,528,723
                                     ----------  ----------  -----------  -----------  ------------  ------------
   End of period                     $2,263,766  $3,163,325  $27,485,658  $33,959,788  $ 59,912,485  $ 76,727,906
                                     ==========  ==========  ===========  ===========  ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               LMPVET MULTIPLE DISCIPLINE
                                        LMPVET MID CAP CORE       SUBACCOUNT-LARGE CAP
                                       SUBACCOUNT (CLASS I)         GROWTH AND VALUE
                                     ------------------------  --------------------------
                                         2007         2006        2007 (d)      2006
                                     -----------  -----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (246,158) $  (249,316)  $   (12,338) $  (17,749)
   Net realized gains (losses)         3,463,716    2,990,568       139,104      64,370
   Change in unrealized gains
      (losses) on investments         (2,291,844)    (655,132)     (113,129)     56,761
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 925,714    2,086,120        13,637     103,382
                                     -----------  -----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               152,407      138,153         8,509         501
   Transfers from other funding
      options                            407,671      444,724        11,730     126,243
   Contract charges                       (2,136)      (2,590)         (238)       (296)
   Contract surrenders                (3,583,095)  (2,691,820)     (125,047)   (118,241)
   Transfers to other funding
      options                         (1,396,490)  (1,835,691)     (929,482)   (257,850)
   Other receipts (payments)            (269,175)    (340,765)       (6,394)   (128,998)
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,690,818)  (4,287,989)   (1,040,922)   (378,641)
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets                (3,765,104)  (2,201,869)   (1,027,285)   (275,259)
NET ASSETS:
   Beginning of period                16,519,358   18,721,227     1,027,285   1,302,544
                                     -----------  -----------   -----------  ----------
   End of period                     $12,754,254  $16,519,358   $        --  $1,027,285
                                     ===========  ===========   ===========  ==========

                                     LMPVET SMALL CAP GROWTH       LMPVPI ALL CAP
                                       SUBACCOUNT (CLASS I)     SUBACCOUNT (CLASS I)
                                     -----------------------  ------------------------
                                        2007         2006       2007 (a)      2006
                                     ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (92,522)  $  (26,381) $   (27,658) $   (59,307)
   Net realized gains (losses)          428,989       83,717    2,647,538    1,036,431
   Change in unrealized gains
      (losses) on investments          (158,453)      (2,966)  (2,194,147)     465,581
                                     ----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                178,014       54,370      425,733    1,442,705
                                     ----------   ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               26,262      128,031           --        7,854
   Transfers from other funding
      options                         5,251,846    1,799,754      254,849      145,837
   Contract charges                        (846)        (130)         (25)      (1,535)
   Contract surrenders                 (978,948)     (95,118)    (278,678)  (1,624,141)
   Transfers to other funding
      options                          (397,824)    (185,665)  (9,477,814)  (1,414,123)
   Other receipts (payments)            (61,175)     (30,471)    (107,168)    (238,798)
                                     ----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   3,839,315    1,616,401   (9,608,836)  (3,124,906)
                                     ----------   ----------  -----------  -----------
      Net increase (decrease)
         in net assets                4,017,329    1,670,771   (9,183,103)  (1,682,201)
NET ASSETS:
   Beginning of period                1,698,000       27,229    9,183,103   10,865,304
                                     ----------   ----------  -----------  -----------
   End of period                     $5,715,329   $1,698,000  $        --  $ 9,183,103
                                     ==========   ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVPV SMALL CAP         LMPVIT ADJUSTABLE        LMPVIT GLOBAL
                                       GROWTH OPPORTUNITIES          RATE INCOME          HIGH YIELD BOND
                                            SUBACCOUNT               SUBACCOUNT        SUBACCOUNT (CLASS I)
                                     ------------------------  ----------------------  --------------------
                                       2007 (a)       2006        2007        2006        2007       2006
                                     -----------  -----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (29,375) $  (103,492) $   40,400  $   65,481  $  42,516  $  17,906
   Net realized gains (losses)         1,040,986      592,175       2,009       6,292      4,819     13,148
   Change in unrealized gains
      (losses) on investments           (698,806)      80,801     (49,672)     (9,687)   (71,173)    (1,215)
                                     -----------  -----------  ----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                 312,805      569,484      (7,263)     62,086    (23,838)    29,839
                                     -----------  -----------  ----------  ----------  ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                22,863       40,287     151,671      38,296     36,669     82,173
   Transfers from other funding
      options                             59,237      269,247     146,243     165,613    819,978    743,730
   Contract charges                          (13)        (909)       (189)       (215)       (82)       (77)
   Contract surrenders                  (290,368)    (778,624)   (818,576)   (400,945)  (141,581)  (186,708)
   Transfers to other funding
      options                         (4,941,264)    (714,557)   (247,818)   (350,404)  (361,934)  (271,744)
   Other receipts (payments)            (114,742)     (72,669)   (153,358)         --         --         --
                                     -----------  -----------  ----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,264,287)  (1,257,225)   (922,027)   (547,655)   353,050    367,374
                                     -----------  -----------  ----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets                (4,951,482)    (687,741)   (929,290)   (485,569)   329,212    397,213
NET ASSETS:
   Beginning of period                 4,951,482    5,639,223   2,828,763   3,314,332    455,935     58,722
                                     -----------  -----------  ----------  ----------  ---------  ---------
   End of period                     $        --  $ 4,951,482  $1,899,473  $2,828,763  $ 785,147  $ 455,935
                                     ===========  ===========  ==========  ==========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                        LMPVIT HIGH INCOME         LMPVIT MONEY MARKET
                                            SUBACCOUNT                 SUBACCOUNT
                                     ------------------------  --------------------------
                                         2007         2006         2007          2006
                                     -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,251,747  $ 1,355,449  $    891,467  $    891,423
   Net realized gains (losses)          (610,630)    (708,970)           --            --
   Change in unrealized gains
      (losses) on investments           (884,146)   1,492,740            --            --
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                (243,029)   2,139,219       891,467       891,423
                                     -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               239,330      120,392       471,186       916,507
   Transfers from other funding
      options                          1,037,686    1,590,997    20,634,970    22,845,580
   Contract charges                       (3,965)      (5,349)       (5,708)       (6,835)
   Contract surrenders                (4,103,526)  (4,240,460)  (18,802,335)  (21,631,217)
   Transfers to other funding
      options                         (2,267,919)  (2,542,242)   (6,262,562)   (6,120,479)
   Other receipts (payments)            (631,075)    (762,548)   (1,410,534)   (1,631,503)
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,729,469)  (5,839,210)   (5,374,983)   (5,627,947)
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                (5,972,498)  (3,699,991)   (4,483,516)   (4,736,524)
NET ASSETS:
   Beginning of period                23,970,977   27,670,968    32,538,491    37,275,015
                                     -----------  -----------  ------------  ------------
   End of period                     $17,998,479  $23,970,977  $ 28,054,975  $ 32,538,491
                                     ===========  ===========  ============  ============

                                            LORD ABBETT                LORD ABBETT
                                         GROWTH AND INCOME            MID-CAP VALUE
                                       SUBACCOUNT (CLASS VC)      SUBACCOUNT (CLASS VC)
                                     -------------------------  -------------------------
                                        2007 (a)       2006       2007 (a)        2006
                                     ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (102,971) $  (179,305) $   (113,523) $  (335,239)
   Net realized gains (losses)          3,093,659    1,426,647     4,418,682    2,736,399
   Change in unrealized gains
      (losses) on investments          (2,410,146)   1,367,136    (2,657,269)    (512,287)
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  580,542    2,614,478     1,647,890    1,888,873
                                     ------------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 55,411      138,919        92,038      302,868
   Transfers from other funding
      options                             247,407      957,197       129,425    1,066,435
   Contract charges                           (34)      (1,879)          (54)      (2,340)
   Contract surrenders                 (1,000,200)  (2,241,689)   (1,954,028)  (3,383,426)
   Transfers to other funding
      options                         (16,469,791)  (4,069,376)  (17,970,108)  (4,474,940)
   Other receipts (payments)             (129,418)    (278,728)     (253,892)    (363,434)
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (17,296,625)  (5,495,556)  (19,956,619)  (6,854,837)
                                     ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                (16,716,083)  (2,881,078)  (18,308,729)  (4,965,964)
NET ASSETS:
   Beginning of period                 16,716,083   19,597,161    18,308,729   23,274,693
                                     ------------  -----------  ------------  -----------
   End of period                     $         --  $16,716,083  $         --  $18,308,729
                                     ============  ===========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         MIST BATTERYMARCH          MIST BLACKROCK          MIST BLACKROCK
                                           MID-CAP STOCK              HIGH YIELD            LARGE-CAP CORE
                                       SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS E)
                                     ------------------------  ------------------------  --------------------
                                         2007       2006 (b)      2007        2006 (b)      2007 (e)    2006
                                     -----------  -----------  -----------  -----------    ----------   ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (117,171) $  (110,481) $ 1,090,120  $  (194,089)   $  (88,637)   $--
   Net realized gains (losses)           914,415     (102,371)      62,431       69,315         6,613     --
   Change in unrealized gains
      (losses) on investments           (373,818)    (329,062)  (1,025,014)     824,132        68,528     --
                                     -----------  -----------  -----------  -----------    ----------    ---
      Net increase (decrease)
         in net assets resulting
         from operations                 423,426     (541,914)     127,537      699,358       (13,496)    --
                                     -----------  -----------  -----------  -----------    ----------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                12,902       11,184      105,622      165,159        20,801     --
   Transfers from other funding
      options                            124,329   10,721,854    1,121,926   16,811,054     8,103,201     --
   Contract charges                       (1,107)      (1,406)      (1,346)      (1,907)       (1,566)    --
   Contract surrenders                (2,057,135)    (882,353)  (2,467,688)  (2,744,176)     (820,311)    --
   Transfers to other funding
      options                           (287,395)    (436,272)  (1,445,530)    (839,215)     (561,706)    --
   Other receipts (payments)            (244,848)    (216,516)    (199,642)    (309,624)      (66,202)    --
                                     -----------  -----------  -----------  -----------    ----------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,453,254)   9,196,491   (2,886,658)  13,081,291     6,674,217     --
                                     -----------  -----------  -----------  -----------    ----------    ---
      Net increase (decrease)
         in net assets                (2,029,828)   8,654,577   (2,759,121)  13,780,649     6,660,721     --
NET ASSETS:
   Beginning of period                 8,654,577           --   13,780,649           --            --     --
                                     -----------  -----------  -----------  -----------    ----------    ---
   End of period                     $ 6,624,749  $ 8,654,577  $11,021,528  $13,780,649    $6,660,721    $--
                                     ===========  ===========  ===========  ===========    ==========    ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          MIST BLACKROCK            MIST DREMAN
                                          LARGE-CAP CORE          SMALL-CAP VALUE
                                       SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS A)
                                     -----------------------  ----------------------
                                      2007 (a)     2006 (b)      2007      2006 (b)
                                     -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     8,457  $  (95,904) $  (28,144) $   (6,832)
   Net realized gains (losses)           854,363      31,120      34,190       1,873
   Change in unrealized gains
      (losses) on investments           (520,746)    520,746     (65,365)     81,556
                                     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 342,074     455,962     (59,319)     76,597
                                     -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                32,851      42,639      24,892      33,775
   Transfers from other funding
      options                            512,603   9,049,032   1,111,840   1,417,927
   Contract charges                          (29)     (2,064)       (157)        (59)
   Contract surrenders                  (456,181)   (936,708)   (294,305)   (296,289)
   Transfers to other funding
      options                         (7,862,513)   (985,392)   (156,918)   (184,105)
   Other receipts (payments)             (36,942)   (155,332)    (10,057)         --
                                     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,810,211)  7,012,175     675,295     971,249
                                     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                (7,468,137)  7,468,137     615,976   1,047,846
NET ASSETS:
   Beginning of period                 7,468,137          --   1,047,846          --
                                     -----------  ----------  ----------  ----------
   End of period                     $        --  $7,468,137  $1,663,822  $1,047,846
                                     ===========  ==========  ==========  ==========

                                            MIST HARRIS
                                       OAKMARK INTERNATIONAL      MIST JANUS FORTY
                                        SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS A)
                                     -------------------------  --------------------
                                         2007        2006 (b)      2007     2006 (b)
                                     ------------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (329,159) $  (506,832) $  (24,839) $ (6,673)
   Net realized gains (losses)          3,968,430       97,220     232,740     5,130
   Change in unrealized gains
      (losses) on investments          (4,141,894)   4,153,065     188,073    32,077
                                     ------------  -----------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 (502,623)   3,743,453     395,974    30,534
                                     ------------  -----------  ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                344,738      282,831     100,106    34,389
   Transfers from other funding
      options                           1,932,113   46,521,061   2,669,444   694,461
   Contract charges                        (4,685)      (6,169)       (137)      (65)
   Contract surrenders                 (7,924,391)  (4,088,702)   (209,174)  (71,115)
   Transfers to other funding
      options                          (3,404,244)  (5,381,560)   (259,682)  (88,917)
   Other receipts (payments)             (652,135)    (351,267)    (50,479)       --
                                     ------------  -----------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (9,708,604)  36,976,194   2,250,078   568,753
                                     ------------  -----------  ----------  --------
      Net increase (decrease)
         in net assets                (10,211,227)  40,719,647   2,646,052   599,287
NET ASSETS:
   Beginning of period                 40,719,647           --     599,287        --
                                     ------------  -----------  ----------  --------
   End of period                     $ 30,508,420  $40,719,647  $3,245,339  $599,287
                                     ============  ===========  ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST LEGG MASON         MIST LORD ABBETT
                                      MIST LAZARD MID-CAP        VALUE EQUITY           GROWTH AND INCOME
                                     SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS B)     SUBACCOUNT (CLASS B)
                                     --------------------  -----------------------  ------------------------
                                        2007 (e)   2006       2007         2006         2007         2006
                                       ----------  ----    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (27,696)  $--    $ (114,246) $   (91,396) $  (463,846) $  (357,571)
   Net realized gains (losses)            (20,635)   --        67,012       84,903    1,732,427      132,208
   Change in unrealized gains
      (losses) on investments            (245,788)   --      (438,266)     352,339   (1,045,362)   2,194,260
                                       ----------   ---    ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (294,119)   --      (485,500)     345,846      223,219    1,968,897
                                       ----------   ---    ----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 12,196    --       139,379    1,537,625      335,890      477,388
   Transfers from other funding
      options                           3,423,830    --     1,813,949    5,068,342   17,592,414   31,265,654
   Contract charges                          (202)   --          (411)        (489)      (4,673)      (4,016)
   Contract surrenders                   (462,749)   --      (668,310)  (1,756,401)  (6,379,425)  (3,334,476)
   Transfers to other funding
      options                            (382,167)   --      (840,107)  (1,274,064)  (3,948,730)  (2,440,025)
   Other receipts (payments)               (5,165)   --       (28,243)          --     (752,170)    (212,989)
                                       ----------   ---    ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     2,585,743    --       416,257    3,575,013    6,843,306   25,751,536
                                       ----------   ---    ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  2,291,624    --       (69,243)   3,920,859    7,066,525   27,720,433
NET ASSETS:
   Beginning of period                         --    --     5,537,965    1,617,106   28,023,840      303,407
                                       ----------   ---    ----------  -----------  -----------  -----------
   End of period                       $2,291,624   $--    $5,468,722  $ 5,537,965  $35,090,365  $28,023,840
                                       ==========   ===    ==========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MIST LORD ABBETT           MIST MET/AIM             MIST MET/AIM         MIST MFS EMERGING
                                           MID-CAP VALUE        CAPITAL APPRECIATION       SMALL CAP GROWTH        MARKETS EQUITY
                                       SUBACCOUNT (CLASS B)     SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS A)
                                     -----------------------  ------------------------  ----------------------  --------------------
                                         2007        2006         2007       2006 (b)      2007      2006 (b)      2007 (e)   2006
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (235,608) $  (18,255) $  (345,182) $  (231,960) $  (21,323) $  (10,180)   $  (66,739)  $--
   Net realized gains (losses)           213,209      70,389     (207,435)   2,470,333      66,835       1,931       202,429    --
   Change in unrealized gains
      (losses) on investments         (1,595,914)     96,874    2,537,844   (2,670,325)     55,731      12,960     1,097,058    --
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations              (1,618,313)    149,008    1,985,227     (431,952)    101,243       4,711     1,232,748    --
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                62,378     163,484      159,206      198,385      42,502      21,798         2,187    --
   Transfers from other funding
      options                         18,860,697   1,761,044      438,708   25,384,426     596,995   1,045,356     5,483,378    --
   Contract charges                       (1,901)        (96)      (3,690)      (4,672)       (108)        (98)         (923)   --
   Contract surrenders                (2,700,769)   (143,033)  (4,113,007)  (2,025,572)   (267,767)    (83,284)     (813,167)   --
   Transfers to other funding
      options                         (1,618,840)   (416,567)  (1,417,442)    (799,811)   (334,056)   (120,795)     (587,585)   --
   Other receipts (payments)            (193,825)     (5,345)    (407,792)    (808,552)       (948)         --       (71,289)   --
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   14,407,740   1,359,487   (5,344,017)  21,944,204      36,618     862,977     4,012,601    --
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------   ---
      Net increase (decrease)
         in net assets                12,789,427   1,508,495   (3,358,790)  21,512,252     137,861     867,688     5,245,349    --
NET ASSETS:
   Beginning of period                 1,852,656     344,161   21,512,252           --     867,688          --            --    --
                                     -----------  ----------  -----------  -----------  ----------  ----------    ----------   ---
   End of period                     $14,642,083  $1,852,656  $18,153,462  $21,512,252  $1,005,549  $  867,688    $5,245,349   $--
                                     ===========  ==========  ===========  ===========  ==========  ==========    ==========   ===

   The accompanying notes are an integral part of these financial statements.

                                            MIST MFS                                       MIST NEUBERGER
                                     RESEARCH INTERNATIONAL        MIST MFS VALUE        BERMAN REAL ESTATE
                                       SUBACCOUNT (CLASS B)     SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS A)
                                    ------------------------  ------------------------  --------------------
                                        2007         2006         2007       2006 (b)       2007 (e)   2006
                                    -----------  -----------  -----------  -----------    -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (111,291) $   (20,038) $  (465,234) $   (26,657)   $  (264,141)  $--
   Net realized gains (losses)        1,005,010      272,885    1,029,265    1,143,798       (441,046)   --
   Change in unrealized gains
      (losses) on investments           (16,504)     487,807      833,292    1,366,910     (3,751,571)   --
                                    -----------  -----------  -----------  -----------    -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                877,215      740,654    1,397,323    2,484,051     (4,456,758)   --
                                    -----------  -----------  -----------  -----------    -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              112,796      471,355      268,592      208,472             --    --
   Transfers from other funding
      options                         8,321,877    7,142,729    2,356,434   28,696,359     26,435,119    --
   Contract charges                      (1,177)        (424)      (3,473)      (4,127)        (2,845)   --
   Contract surrenders               (1,230,336)  (1,613,336)  (4,486,097)  (3,263,583)    (3,266,802)   --
   Transfers to other funding
      options                        (1,009,790)  (1,031,055)  (2,155,848)  (1,895,829)    (1,137,884)   --
   Other receipts (payments)           (106,043)     (66,550)    (180,884)    (374,754)      (252,069)   --
                                    -----------  -----------  -----------  -----------    -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   6,087,327    4,902,719   (4,201,276)  23,366,538     21,775,519    --
                                    -----------  -----------  -----------  -----------    -----------   ---
      Net increase (decrease)
         in net assets                6,964,542    5,643,373   (2,803,953)  25,850,589     17,318,761    --
NET ASSETS:
   Beginning of period                5,939,005      295,632   25,850,589           --             --    --
                                    -----------  -----------  -----------  -----------    -----------   ---
   End of period                    $12,903,547  $ 5,939,005  $23,046,636  $25,850,589    $17,318,761   $--
                                    ===========  ===========  ===========  ===========    ===========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST NEUBERGER      MIST PIMCO INFLATION   MIST PIMCO INFLATION
                                      BERMAN REAL ESTATE       PROTECTED BOND         PROTECTED BOND       MIST PIMCO Total Return
                                     SUBACCOUNT (CLASS B)   SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS B)     Subaccount (Class B)
                                    ----------------------  --------------------  ----------------------  ------------------------
                                       2007        2006        2007 (e)   2006       2007        2006         2007         2006
                                    ----------  ----------    ----------  ----    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (22,667) $  (13,980)   $  (31,817)  $--    $    3,310  $   10,460  $   152,307  $    26,919
   Net realized gains (losses)         157,508     126,212         9,553    --        11,746      12,148       44,814        6,993
   Change in unrealized gains
      (losses) on investments         (571,880)    211,131       139,972    --       212,939     (38,180)     423,283      236,126
                                    ----------  ----------    ----------   ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations              (437,039)    323,363       117,708    --       227,995     (15,572)     620,404      270,038
                                    ----------  ----------    ----------   ---    ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              33,346     319,651            --    --        25,946     204,705      124,212    1,445,661
   Transfers from other funding
      options                        1,565,378   1,964,323     2,529,957    --     1,462,830   2,411,342    4,265,353   10,005,966
   Contract charges                       (202)       (221)         (261)   --          (167)       (119)        (872)        (830)
   Contract surrenders                (432,272)   (769,631)     (313,640)   --      (648,918)   (698,654)  (1,648,516)  (1,934,363)
   Transfers to other funding
      options                         (353,059)   (235,389)     (246,174)   --      (227,114)   (251,494)  (1,160,131)  (1,384,115)
   Other receipts (payments)            (6,834)     (5,433)      (86,190)   --       (39,473)         --     (183,499)     (85,450)
                                    ----------  ----------    ----------   ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    806,357   1,273,300     1,883,692    --       573,104   1,665,780    1,396,547    8,046,869
                                    ----------  ----------    ----------   ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 369,318   1,596,663     2,001,400    --       801,099   1,650,208    2,016,951    8,316,907
NET ASSETS:
   Beginning of period               1,764,906     168,243            --    --     2,236,432     586,224   10,202,340    1,885,433
                                    ----------  ----------    ----------   ---    ----------  ----------  -----------  -----------
   End of period                    $2,134,224  $1,764,906    $2,001,400   $--    $3,037,531  $2,236,432  $12,219,291  $10,202,340
                                    ==========  ==========    ==========   ===    ==========  ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST PIONEER          MIST THIRD AVENUE
                                        MIST PIONEER FUND          MID-CAP VALUE          SMALL CAP VALUE
                                      SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS B)
                                     ----------------------  -----------------------  ----------------------
                                        2007      2006 (b)     2007 (a)    2006 (b)      2007      2006 (b)
                                     ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (35,974) $  (39,211) $    (4,203) $  (20,298) $  (69,470) $   (5,923)
   Net realized gains (losses)          112,620       8,752      324,559      31,661      72,099       2,126
   Change in unrealized gains
      (losses) on investments            15,314     226,086     (109,550)    109,549    (503,507)     46,383
                                     ----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 91,960     195,627      210,806     120,912    (500,878)     42,586
                                     ----------  ----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               15,469      24,186        1,171     104,241      35,539          --
   Transfers from other funding
      options                           657,435   3,354,173      320,890   2,605,576   5,188,961   2,153,619
   Contract charges                        (441)       (522)          (3)       (175)       (817)         --
   Contract surrenders                 (555,867)   (377,505)    (109,164)   (699,621)   (889,024)    (71,114)
   Transfers to other funding
      options                          (378,970)   (253,906)  (2,403,175)   (141,363)   (934,310)    (53,446)
   Other receipts (payments)            (30,888)       (379)      (7,618)     (2,477)     (8,922)         --
                                     ----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (293,262)  2,746,047   (2,197,899)  1,866,181   3,391,427   2,029,059
                                     ----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 (201,302)  2,941,674   (1,987,093)  1,987,093   2,890,549   2,071,645
NET ASSETS:
   Beginning of period                2,941,674          --    1,987,093          --   2,071,645          --
                                     ----------  ----------  -----------  ----------  ----------  ----------
   End of period                     $2,740,372  $2,941,674  $        --  $1,987,093  $4,962,194  $2,071,645
                                     ==========  ==========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST VAN KAMPEN
                                     MIST VAN KAMPEN COMSTOCK      MID-CAP GROWTH
                                       SUBACCOUNT (CLASS B)     SUBACCOUNT (CLASS B)
                                     ------------------------  ----------------------
                                        2007          2006        2007        2006
                                     ----------    ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (5,090)   $  (10,182) $  (67,309) $  (45,881)
   Net realized gains (losses)           49,073        11,451     342,525     130,062
   Change in unrealized gains
      (losses) on investments           (97,876)       79,784     381,468       1,500
                                     ----------    ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (53,893)       81,053     656,684      85,681
                                     ----------    ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               19,795       113,571      73,987     275,697
   Transfers from other funding
      options                           538,501     1,113,092     955,118   2,916,567
   Contract charges                        (140)          (45)       (234)       (214)
   Contract surrenders                 (253,866)     (100,265)   (457,912)   (173,427)
   Transfers to other funding
      options                          (201,604)     (117,539)   (546,129)   (258,121)
   Other receipts (payments)                 --        (4,753)    (54,985)    (33,168)
                                     ----------    ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     102,686     1,004,061     (30,155)  2,727,334
                                     ----------    ----------  ----------  ----------
      Net increase (decrease)
         in net assets                   48,793     1,085,114     626,529   2,813,015
NET ASSETS:
   Beginning of period                1,125,143        40,029   3,171,150     358,135
                                     ----------    ----------  ----------  ----------
   End of period                     $1,173,936    $1,125,143  $3,797,679  $3,171,150
                                     ==========    ==========  ==========  ==========

                                           MSF BLACKROCK              MSF BLACKROCK
                                         AGGRESSIVE GROWTH             BOND INCOME
                                       SUBACCOUNT (CLASS D)       SUBACCOUNT (CLASS E)
                                     ------------------------  --------------------------
                                         2007       2006 (b)       2007        2006 (b)
                                     -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (411,467) $  (284,014) $  1,103,853  $ (1,139,134)
   Net realized gains (losses)           478,838     (206,298)      733,629       257,721
   Change in unrealized gains
      (losses) on investments          3,622,004     (261,896)    1,578,751     4,113,583
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               3,689,375     (752,208)    3,416,233     3,232,170
                                     -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                76,622      125,245       743,807       720,272
   Transfers from other funding
      options                            410,201   26,662,233     6,787,704   100,076,377
   Contract charges                       (3,906)      (4,665)      (14,299)      (17,721)
   Contract surrenders                (2,709,378)  (2,224,501)  (13,164,483)   (8,428,289)
   Transfers to other funding
      options                         (2,139,338)  (1,521,502)   (4,062,857)   (5,614,891)
   Other receipts (payments)            (276,490)    (256,667)   (1,909,427)   (1,703,692)
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,642,289)  22,780,143   (11,619,555)   85,032,056
                                     -----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                  (952,914)  22,027,935    (8,203,322)   88,264,226
NET ASSETS:
   Beginning of period                22,027,935           --    88,264,226            --
                                     -----------  -----------  ------------  ------------
   End of period                     $21,075,021  $22,027,935  $ 80,060,904  $ 88,264,226
                                     ===========  ===========  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN
                                          U.S. EQUITY          MSF FI LARGE CAP       MSF FI VALUE LEADERS
                                     SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS D)
                                     --------------------  ------------------------  -----------------------
                                        2007 (e)   2006       2007         2006 (b)      2007       2006 (b)
                                       ----------  ----    -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (15,050) $--     $  (505,697) $  (413,115) $   (67,249) $  (85,683)
   Net realized gains (losses)                307   --       2,199,243     (218,626)     566,561     (34,148)
   Change in unrealized gains
      (losses) on investments             (66,985)  --        (979,569)     811,970     (349,973)    223,752
                                       ----------  ---     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (81,728)  --         713,977      180,229      149,339     103,921
                                       ----------  ---     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    180   --         249,200      220,644       67,546      38,024
   Transfers from other funding
      options                           1,451,611   --       1,161,188   39,360,868      422,228   7,475,171
   Contract charges                          (239)  --          (5,586)      (7,143)        (616)       (777)
   Contract surrenders                   (190,566)  --      (5,734,876)  (2,959,970)  (1,010,039)   (829,472)
   Transfers to other funding
      options                             (39,600)  --      (1,816,329)  (2,651,881)    (389,811)   (625,759)
   Other receipts (payments)               (4,429)  --        (968,709)    (806,579)    (108,410)    (20,086)
                                       ----------  ---     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,216,957   --      (7,115,112)  33,155,939   (1,019,102)  6,037,101
                                       ----------  ---     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  1,135,229   --      (6,401,135)  33,336,168     (869,763)  6,141,022
NET ASSETS:
   Beginning of period                         --   --      33,336,168           --    6,141,022          --
                                       ----------  ---     -----------  -----------  -----------  ----------
   End of period                       $1,135,229  $--     $26,935,033  $33,336,168  $ 5,271,259  $6,141,022
                                       ==========  ===     ===========  ===========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF T. ROWE PRICE
                                      MSF MFS TOTAL RETURN       LARGE CAP GROWTH
                                      SUBACCOUNT (CLASS F)    SUBACCOUNT (CLASS B)
                                     ---------------------  -------------------------
                                        2007      2006 (b)      2007        2006 (b)
                                     ----------  ---------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (1,261) $  (8,898) $   (165,322) $  (133,917)
   Net realized gains (losses)           69,129      7,725       429,714       17,972
   Change in unrealized gains
      (losses) on investments           (63,604)    61,497       450,888      795,536
                                     ----------  ---------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  4,264     60,324       715,280      679,591
                                     ----------  ---------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               38,889    126,334        71,001       10,528
   Transfers from other funding
      options                         1,394,862    887,918       273,169   11,504,419
   Contract charges                        (216)       (91)       (1,912)      (2,435)
   Contract surrenders                 (268,942)   (46,534)   (1,567,019)  (1,153,177)
   Transfers to other funding
      options                          (478,735)  (115,371)     (880,421)    (388,634)
   Other receipts (payments)                (60)        --      (159,400)    (239,054)
                                     ----------  ---------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     685,798    852,256    (2,264,582)   9,731,647
                                     ----------  ---------  ------------  -----------
      Net increase (decrease)
         in net assets                  690,062    912,580    (1,549,302)  10,411,238
NET ASSETS:
   Beginning of period                  912,580         --    10,411,238           --
                                     ----------  ---------  ------------  -----------
   End of period                     $1,602,642  $ 912,580  $  8,861,936  $10,411,238
                                     ==========  =========  ============  ===========

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT              PIMCO VIT REAL RETURN
                                         SUBACCOUNT (CLASS A)      SUBACCOUNT (ADMINISTRATIVE CLASS)
                                     ----------------------------  ---------------------------------
                                          2007       2006 (b)           2007 (a)       2006
                                      -----------  ------------        ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   264,197  $   (309,612)      $    20,583  $    69,012
   Net realized gains (losses)            249,890       125,560          (161,167)     (13,154)
   Change in unrealized gains
      (losses) on investments             109,138     1,077,248           186,829     (110,821)
                                      -----------  ------------        ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  623,225       893,196            46,245      (54,963)
                                      -----------  ------------        ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                266,017       499,941                --      149,499
   Transfers from other funding
      options                           3,637,528    30,469,601            65,175      355,950
   Contract charges                        (3,968)       (4,930)               (2)        (366)
   Contract surrenders                 (5,790,467)   (3,823,864)          (35,802)    (459,669)
   Transfers to other funding
      options                          (1,260,657)   (1,245,679)       (2,527,834)  (1,608,190)
   Other receipts (payments)             (958,580)     (329,299)           (6,135)     (11,964)
                                      -----------  ------------        ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (4,110,127)   25,565,770        (2,504,598)  (1,574,740)
                                      -----------  ------------        ----------  -----------
      Net increase (decrease)
         in net assets                 (3,486,902)   26,458,966        (2,458,353)  (1,629,703)
NET ASSETS:
   Beginning of period                 26,458,966            --         2,458,353    4,088,056
                                      -----------  ------------        ----------  -----------
   End of period                      $22,972,064  $ 26,458,966        $       --  $ 2,458,353
                                      ===========  ============        ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                              PUTNAM VT                PUTNAM VT
                                           PIMCO VIT TOTAL RETURN         DISCOVERY GROWTH       INTERNATIONAL EQUITY
                                     SUBACCOUNT (ADMINISTRATIVE CLASS)  SUBACCOUNT (CLASS IB)    SUBACCOUNT (CLASS IB)
                                     ---------------------------------  ---------------------  ------------------------
                                            2007          2006             2007      2006        2007 (a)       2006
                                        ------------  ------------       -------  ---------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  1,984,846  $  1,977,805       $ (2,577) $ (3,839)   $   111,198  $   (63,089)
   Net realized gains (losses)              (147,362)       94,545         37,012    12,173      2,700,037      762,860
   Change in unrealized gains
      (losses) on investments              2,519,737      (761,906)       (19,515)   10,457     (2,421,995)     513,082
                                        ------------  ------------       --------  --------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   4,357,221     1,310,444         14,920    18,791        389,240    1,212,853
                                        ------------  ------------       --------  --------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   651,004       928,211            402        --             --       14,966
   Transfers from other funding
      options                              4,237,716     5,855,160         22,239     5,851          4,611      100,677
   Contract charges                           (9,418)      (12,083)           (61)      (78)           (12)        (926)
   Contract surrenders                   (12,260,582)  (12,046,681)       (22,226)  (70,439)      (244,977)  (1,187,251)
   Transfers to other funding
      options                             (5,600,480)   (8,329,703)       (93,273)   (7,036)    (5,264,076)    (554,248)
   Other receipts (payments)              (1,190,363)   (1,758,449)        (3,625)       --        (12,142)     (51,287)
                                        ------------  ------------       --------  --------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (14,172,123)  (15,363,545)       (96,544)  (71,702)    (5,516,596)  (1,678,069)
                                        ------------  ------------       --------  --------    -----------  -----------
      Net increase (decrease)
         in net assets                    (9,814,902)  (14,053,101)       (81,624)  (52,911)    (5,127,356)    (465,216)
NET ASSETS:
   Beginning of period                    74,593,914    88,647,015        188,729   241,640      5,127,356    5,592,572
                                        ------------  ------------       --------  --------    -----------  -----------
   End of period                        $ 64,779,012  $ 74,593,914       $107,105  $188,729    $        --  $ 5,127,356
                                        ============  ============       ========  ========    ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT             VAN KAMPEN LIT      WELLS FARGO VT ADVANTAGE
                                          SMALL CAP VALUE         STRATEGIC GROWTH        SMALL/MID CAP VALUE
                                       SUBACCOUNT (CLASS IB)    SUBACCOUNT (CLASS II)         SUBACCOUNT
                                     ------------------------  ----------------------  ------------------------
                                       2007 (a)       2006        2007        2006         2007         2006
                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (3,718) $   (72,496) $  (21,087) $  (22,534) $   (70,029) $   (87,036)
   Net realized gains (losses)         1,359,534      774,258      45,364      16,689      932,392    1,198,342
   Change in unrealized gains
      (losses) on investments         (1,088,872)     (88,314)    119,381      11,659     (930,812)    (466,735)
                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 266,944      613,448     143,658       5,814      (68,449)     644,571
                                     -----------  -----------  ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 6,655       57,664       2,054      42,435       39,312       10,244
   Transfers from other funding
      options                             67,883      210,852     223,914      93,358       91,357      217,001
   Contract charges                           (7)        (859)       (178)       (223)        (627)        (834)
   Contract surrenders                  (152,448)    (807,799)   (208,282)   (147,439)  (1,006,746)    (783,529)
   Transfers to other funding
      options                         (4,282,230)    (414,759)    (74,603)    (94,598)    (234,895)    (453,414)
   Other receipts (payments)              (5,885)     (89,359)    (37,394)     (3,690)    (130,658)    (252,308)
                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,366,032)  (1,044,260)    (94,489)   (110,157)  (1,242,257)  (1,262,840)
                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                (4,099,088)    (430,812)     49,169    (104,343)  (1,310,706)    (618,269)
NET ASSETS:
   Beginning of period                 4,099,088    4,529,900   1,100,780   1,205,123    4,568,645    5,186,914
                                     -----------  -----------  ----------  ----------  -----------  -----------
   End of period                     $        --  $ 4,099,088  $1,149,949  $1,100,780  $ 3,257,939  $ 4,568,645
                                     ===========  ===========  ==========  ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account TM II for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on November 5, 1997 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIP")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust Income ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen International Growth Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount

LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Global High Yield Bond Subaccount (Class I)
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Value Equity Subaccount (Class B)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class B)
MIST PIMCO Total Return Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MIST Van Kampen Comstock Subaccount (Class B)
MIST Van Kampen Mid-Cap Growth Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class E)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MFS Total Return Subaccount (Class F)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount
LMPVET Multiple Disciple Subaccount-Large Cap Growth and Value
LMPVPI All Cap Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
PIMCO VIT Real Return Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                                                     NEW NAME
--------                                                                     --------
Janus Capital Appreciation Portfolio                                         Janus Forty Portfolio
Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth  Legg Mason Partners Variable Capital Portfolio
   and Value Portfolio
Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap  Legg Mason Partners Variable Global Equity Portfolio
   Growth and Value Portfolio

MERGERS:

OLD NAME                                                                NEW NAME
--------                                                                --------
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap  Legg Mason Partners Variable Appreciation Portfolio
   Growth and Value
Legg Mason Partners Variable All Cap Portfolio                          Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio   Legg Mason Partners Variable Small Cap Growth Portfolio
Pioneer Mid-Cap Value Portfolio                                         Lazard Mid-Cap Portfolio

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Core Equity Fund                       Capital Guardian U.S. Equity Portfoliio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Delaware VIP REIT Fund                          Neuberger Berman Real Estate Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD NAME                                      NEW NAME
--------                                      --------
BlackRock Large-Cap Core Portfolio (Class A)  BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk              1.55% - 1.70%
Administrative                          0.15%
Enhanced Stepped-Up Provision           0.25%
Guaranteed Minimum Withdrawal Benefit   0.25% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than $50,000. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                           MARKET       COST OF        PROCEEDS
                                                              SHARES      VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                            ---------    ----------  ------------- ---------------
AIM VI Core Equity Subaccount (Series I) (Cost $0) (a)             --            --          678       1,379,266
American Funds Global Growth Subaccount
   (Class 2) (Cost $13,017,683)                               710,619    17,765,486    3,614,236       5,489,822
American Funds Growth-Income Subaccount
   (Class 2) (Cost $36,234,337)                             1,026,243    43,369,049    5,021,648      13,357,680
American Funds Growth Subaccount
   (Class 2) (Cost $37,081,386)                               707,943    47,233,936    7,143,556      11,733,548
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                   --            --       33,050       6,050,595
Delaware VIP REIT Subaccount (VIP Class) (Cost $0) (a)             --            --    4,903,479      27,250,585
Delaware VIP Small Cap Value Subaccount
   (Standard Class) (Cost $11,354,227)                        493,743    14,145,730    2,055,832       5,944,743
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $12,105,819)                        334,009    14,983,627      580,068       4,286,993
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $11,331,375)                        245,513     7,939,888    1,987,967       3,891,220
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $8,040,700)                        322,089    11,476,037    1,963,914       4,000,815
FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount
   (Class 2) (Cost $11,968,362)                               603,354    13,822,827    1,403,593       4,961,531
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $9,937,132)                              1,216,739    19,467,830    2,865,707       6,686,419
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $29,885,578)                             2,368,982    47,971,883    4,206,742      13,437,715
   Janus Aspen International Growth Subaccount
   (Service Shares) (Cost $4,970,777)                         230,124    14,845,330      442,401       5,883,508
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $7,934,477)                         221,436     8,624,924      280,747       2,834,639
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $27,600,419)                             2,153,540    35,124,245      626,173      11,405,295
LMPVET Appreciation Subaccount
   (Class I) (Cost $14,072,193)                               645,249    17,008,766    2,150,245       5,400,981
LMPVET Appreciation Subaccount
   (Class II) (Cost $956,859) (b)                              33,972       897,545      965,526           8,526
LMPVET Capital Subaccount (Cost $6,580,535)                   449,658     7,086,604      761,911       3,271,991
LMPVET Dividend Strategy Subaccount
   (Cost $3,098,547)                                          354,193     3,708,396      453,391       1,594,423
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $30,318,292)                             1,462,888    31,730,032   11,639,666      10,042,894
LMPVET Global Equity Subaccount (Cost $2,002,717)             127,057     2,264,163      470,455       1,391,628
LMPVET Investors Subaccount (Class I) (Cost $21,360,210)    1,664,033    27,489,832    1,794,741       8,484,948
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $50,693,151)                             3,609,739    59,921,660      401,787      21,074,048
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $12,905,256)                             1,030,394    12,756,276    2,859,929       5,327,516
LMPVET Multiple Discipline Subaccount-Large Cap
   Growth and Value (Cost $0) (c)                                  --            --       66,792       1,077,321
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $5,878,792)                                380,323     5,716,251    5,583,133       1,432,484
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                  --            --      731,609       9,925,763
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                   --            --      199,845       5,332,023
LMPVIT Adjustable Rate Income Subaccount
   (Cost $1,999,904)                                          199,347     1,899,781      482,188       1,363,819

                                                                                          FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                           -----------------------  -----------------------------
                                                                          MARKET       COST OF        PROCEEDS
                                                             SHARES      VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                           ----------   ----------  -------------  --------------
LMPVIT Global High Yield Bond Subaccount
   (Class I) (Cost $858,549)                                   86,770      785,266      885,535         486,059
LMPVIT High Income Subaccount (Cost $21,392,625)            2,698,832   18,001,208    2,318,306       6,795,718
LMPVIT Money Market Subaccount (Cost $28,059,304)          28,059,304   28,059,304   17,374,876      21,857,407
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                        --           --      212,251      17,613,701
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                        --           --       69,193      20,141,395
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $7,328,612)                                366,873    6,625,732    1,169,156       2,670,130
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,224,179)                             1,337,779   11,023,297    2,068,071       3,864,328
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $6,593,198) (d)                            601,782    6,661,726    8,122,891       1,536,306
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                         --           --      980,790       8,332,019
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $1,647,892)                                122,630    1,664,082    1,055,940         401,729
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $30,501,916)                             1,766,826   30,513,087    4,174,872      11,127,052
MIST Janus Forty Subaccount (Class A) (Cost $3,025,678)        38,728    3,245,828    2,929,064         481,128
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $2,537,767) (d)                            189,420    2,291,980    3,304,917         746,514
MIST Legg Mason Value Equity Subaccount
   (Class B) (Cost $5,573,097)                                522,406    5,469,591    1,609,077       1,300,100
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $33,954,186)                             1,223,285   35,096,056   18,076,757      10,504,923
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $16,156,164)                               751,772   14,644,519   18,581,074       4,051,230
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $18,288,660)                             1,502,995   18,156,179      305,641       5,942,063
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $937,021)                                   67,679    1,005,713      623,617         590,840
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,149,077) (d)                            364,822    5,246,135    5,376,871       1,430,223
MIST MFS Research International Subaccount
   (Class B) (Cost $12,442,584)                               901,226   12,905,554    8,857,271       1,935,650
MIST MFS Value Subaccount (Class A) (Cost $20,850,003)      1,532,593   23,050,204    2,003,685       6,184,318
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $21,073,020) (d)                         1,230,217   17,321,449   24,982,018       3,467,953
MIST Neuberger Berman Real Estate Subaccount
   (Class B) (Cost $2,492,043)                                152,359    2,134,551    1,559,889         597,399
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $1,861,779) (d)                            182,642    2,001,751    2,562,123         709,898
MIST PIMCO Inflation Protected Bond Subaccount
   (Class B) (Cost $2,862,781)                                277,697    3,038,003    1,493,766         917,115
MIST PIMCO Total Return Subaccount
   (Class B) (Cost $11,555,977)                             1,004,207   12,221,197    3,908,688       2,359,012
MIST Pioneer Fund Subaccount (Class A) (Cost $2,499,433)      179,963    2,740,833      689,454       1,018,554
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                         --           --      610,575       2,501,347
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $5,420,117)                                316,517    4,962,994    5,194,822       1,739,028
MIST Van Kampen Comstock Subaccount
   (Class B) (Cost $1,192,689)                                104,645    1,174,116      575,854         451,926

                                                                                         FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                          -----------------------  -----------------------------
                                                                         MARKET       COST OF        PROCEEDS
                                                            SHARES      VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                          ---------    ----------  -------------  --------------
MIST Van Kampen Mid-Cap Growth Subaccount
   (Class B) (Cost $3,440,294)                              328,856     3,798,282    1,169,841         973,546
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $17,718,173)                             735,460    21,078,281      118,481       5,171,240
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $74,380,620)                             721,573    80,072,954    5,005,034      15,517,574
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $1,202,386) (d)                           91,270     1,135,401    1,508,669         306,590
MSF FI Large Cap Subaccount
   (Class A) (Cost $27,106,733)                           1,837,594    26,939,133    2,682,208       8,195,878
MSF FI Value Leaders Subaccount
   (Class D) (Cost $5,398,337)                               26,929     5,272,117      955,532       1,493,674
MSF MFS Total Return Subaccount
   (Class F) (Cost $1,604,981)                               10,446     1,602,875    1,669,013         949,806
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $7,616,878)                              540,445     8,863,302      322,470       2,660,584
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $21,788,853)                1,839,491    22,975,239    3,226,707       7,071,902
PIMCO Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                          --            --       95,010       2,579,311
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $63,409,805)              6,176,453    64,789,365    5,352,539      17,537,459
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $89,832)                                 18,034       107,121       35,011         121,603
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                      --            --      751,578       5,546,957
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                      --            --      523,326       4,447,229
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $939,830)                                34,549     1,150,141      214,827         330,331
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
   (Cost $3,038,399)                                        294,081     3,258,414      747,235       1,409,337

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
AIM VI Core Equity                        2007      --   1.151 - 1.155       --         --         1.70 - 2.10          6.96 - 7.04
   Subaccount (Series I) (a)              2006   1,192   1.076 - 1.079    1,285       0.53         1.70 - 2.10          7.60 - 7.90

American Funds Global Growth              2007   8,359   1.912 - 2.163   17,763       2.62         1.70 - 2.60       (4.70) - 12.89
   Subaccount (Class 2)                   2006   9,742   1.709 - 1.916   18,358       0.87         1.70 - 2.60        17.30 - 18.42
                                          2005  10,029   1.457 - 1.618   15,978       0.66         1.70 - 2.60        11.24 - 14.30
                                          2004   7,187   1.424 - 1.443   10,314       0.44         1.70 - 2.50         9.19 - 11.60
                                          2003   2,536   1.286 - 1.293    3,271       0.16         1.70 - 2.50        18.40 - 29.20

American Funds Growth-Income              2007  26,699   1.458 - 1.652   43,362       1.41         1.70 - 2.60          2.32 - 3.31
   Subaccount (Class 2)                   2006  32,547   1.425 - 1.599   51,298       1.52         1.70 - 2.60        12.29 - 13.24
                                          2005  35,802   1.269 - 1.412   49,957       1.37         1.70 - 2.60          3.21 - 7.42
                                          2004  33,803   1.339 - 1.357   45,646       1.13         1.70 - 2.50          7.64 - 8.47
                                          2003  12,328   1.244 - 1.251   15,387       1.62         1.70 - 2.50        12.53 - 24.90

American Funds Growth                     2007  25,502   1.673 - 1.884   47,226       0.75         1.70 - 2.60         9.49 - 10.43
   Subaccount (Class 2)                   2006  29,674   1.528 - 1.706   49,824       0.77         1.70 - 2.60          7.38 - 8.39
                                          2005  29,549   1.423 - 1.574   45,904       0.75         1.70 - 2.60        11.30 - 16.55
                                          2004  23,138   1.359 - 1.378   31,698       0.21         1.70 - 2.50         9.69 - 10.59
                                          2003  11,384   1.239 - 1.246   14,150       0.21         1.70 - 2.50         3.24 - 24.60

Credit Suisse Trust Emerging Markets      2007      --   2.283 - 3.071       --         --         1.70 - 2.25          4.52 - 4.71
   Subaccount (a)                         2006   2,591   2.181 - 2.934    5,742       0.53         1.70 - 2.25        29.58 - 30.32
                                          2005   3,534   1.677 - 2.258    6,014       0.71         1.70 - 2.25        25.09 - 25.74
                                          2004   4,789   1.335 - 1.799    6,486       0.29         1.70 - 2.25        22.19 - 22.88
                                          2003   5,772   1.088 - 1.469    6,366         --         1.70 - 2.25        39.96 - 50.99

Delaware VIP REIT                         2007      --   2.070 - 3.207       --       1.20         1.70 - 2.60          5.02 - 5.32
   Subaccount (VIP Class) (a)             2006   9,096   1.971 - 3.045   25,704       1.99         1.70 - 2.60        29.25 - 30.41
                                          2005  12,169   1.525 - 2.335   26,379       1.94         1.70 - 2.60         2.27 - 14.58
                                          2004  13,911   1.745 - 2.216   29,058       1.99         1.70 - 2.50        28.12 - 29.14
                                          2003  13,611   1.362 - 1.716   22,528       2.48         1.70 - 2.50        21.48 - 31.80

Delaware VIP Small Cap Value              2007   6,927   1.541 - 2.097   14,144       0.54         1.70 - 2.60      (9.03) - (8.23)
   Subaccount (Standard Class)            2006   9,239   1.694 - 2.285   20,558       0.27         1.70 - 2.60        13.24 - 14.25
                                          2005  12,382   1.496 - 2.000   24,200       0.38         1.70 - 2.60          5.11 - 8.96
                                          2004  14,620   1.723 - 1.859   26,773       0.20         1.70 - 2.50        18.50 - 19.47
                                          2003  13,906   1.454 - 1.556   21,438       0.35         1.70 - 2.50        34.51 - 43.08

Dreyfus VIF Appreciation                  2007  11,585   1.267 - 1.552   14,981       1.62         1.70 - 2.50          4.50 - 5.25
   Subaccount (Initial Shares)            2006  14,480   1.204 - 1.482   17,796       1.64         1.70 - 2.60        13.51 - 14.55
                                          2005  18,298   1.053 - 1.301   19,644       0.02         1.70 - 2.60          0.87 - 5.05
                                          2004  22,364   1.028 - 1.275   23,447       1.73         1.70 - 2.50          1.92 - 3.28
                                          2003  22,491   0.997 - 1.241   22,666       1.44         1.70 - 2.50        11.82 - 19.08

Dreyfus VIF Developing Leaders            2007   6,207   1.123 - 1.339    7,939       0.82         1.70 - 2.60    (13.35) - (12.58)
   Subaccount (Initial Shares)            2006   8,469   1.296 - 1.539   12,409       0.42         1.70 - 2.60          1.09 - 2.07
                                          2005  10,970   1.282 - 1.517   15,777         --         1.70 - 2.60          0.16 - 8.85
                                          2004  13,400   1.319 - 1.467   18,560       0.19         1.70 - 2.50          8.63 - 9.43
                                          2003  16,163   1.210 - 1.347   20,466       0.03         1.70 - 2.50         5.41 - 33.63

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)      NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
Fidelity VIP Mid Cap                      2007   5,108   2.055 - 2.457   11,474       0.49         1.70 - 2.60        12.36 - 13.41
   Subaccount (Service Class 2)           2006   6,507   1.829 - 2.179   12,956       0.20         1.70 - 2.60         9.52 - 10.48
                                          2005   9,217   1.670 - 1.983   16,607         --         1.70 - 2.60        14.93 - 17.61
                                          2004   9,322   1.504 - 1.718   14,582         --         1.70 - 2.50        20.52 - 22.53
                                          2003   8,484   1.229 - 1.409   10,738       0.23         1.70 - 2.50        24.87 - 45.71

FTVIPT Franklin Small Mid-Cap Growth      2007   8,806   1.495 - 1.807   13,821         --         1.70 - 2.60          8.37 - 9.34
   Securities Subaccount (Class 2)        2006  11,605   1.373 - 1.662   16,741         --         1.70 - 2.60          5.91 - 6.86
                                          2005  15,094   1.290 - 1.564   20,404         --         1.70 - 2.60          2.17 - 9.27
                                          2004  16,750   1.257 - 1.526   22,008         --         1.70 - 2.50          8.73 - 9.60
                                          2003  18,768   1.151 - 1.400   22,399         --         1.70 - 2.50        34.31 - 40.28

FTVIPT Templeton Developing Markets       2007   5,675   2.978 - 4.056   19,465       2.31         1.70 - 2.60        25.50 - 26.63
   Securities Subaccount (Class 2)        2006   7,434   2.373 - 3.212   20,239       1.12         1.70 - 2.60        24.83 - 25.93
                                          2005   9,549   1.901 - 2.557   20,896       1.31         1.70 - 2.60        18.00 - 25.27
                                          2004   9,272   1.662 - 2.046   16,221       1.78         1.70 - 2.50        21.66 - 22.66
                                          2003   8,699   1.357 - 1.673   12,174       1.11         1.70 - 2.50         8.23 - 57.44

FTVIPT Templeton Foreign Securities       2007  27,914   1.574 - 2.254   47,964       1.98         1.70 - 2.60        12.49 - 13.51
   Subaccount (Class 2)                   2006  35,011   1.389 - 1.997   53,156       1.28         1.70 - 2.60        18.36 - 19.35
                                          2005  41,572   1.165 - 1.681   53,309       1.15         1.70 - 2.60         7.15 - 10.36
                                          2004  39,291   1.077 - 1.561   46,164       1.07         1.70 - 2.50        15.63 - 16.51
                                          2003  35,063   0.925 - 1.347   34,327       1.72         1.70 - 2.50        26.74 - 40.90

Janus Aspen International Growth          2007   9,344   1.551 - 3.783   14,843       0.42         1.70 - 2.50        24.82 - 25.82
   Subaccount (Service Shares)            2006  12,883   1.235 - 3.023   16,353       1.81         1.70 - 2.50        43.05 - 44.16
                                          2005  18,508   0.858 - 2.108   16,286       1.04         1.70 - 2.50        28.72 - 29.69
                                          2004  24,222   0.662 - 1.634   16,446       0.81         1.70 - 2.50        15.73 - 16.81
                                          2003  30,155   0.568 - 1.408   17,647       0.97         1.70 - 2.50        31.73 - 43.22

Janus Aspen Mid Cap Growth                2007  12,190   0.643 - 2.299    8,624       0.07         1.70 - 2.60        18.61 - 19.71
   Subaccount (Service Shares)            2006  15,849   0.538 - 1.932    9,392         --         1.70 - 2.60        10.41 - 11.27
                                          2005  19,531   0.484 - 1.744   10,317         --         1.70 - 2.60         9.28 - 14.11
                                          2004  25,095   0.440 - 1.592   11,727         --         1.70 - 2.50        17.51 - 18.45
                                          2003  33,436   0.372 - 1.351   13,186         --         1.70 - 2.50        25.51 - 32.62

LMPVET Aggressive Growth                  2007  30,371   1.054 - 1.666   35,119         --         1.70 - 2.60      (1.07) - (0.28)
   Subaccount (Class I)                   2006  38,698   1.058 - 1.679   45,310         --         1.70 - 2.60          5.98 - 7.01
                                          2005  48,969   0.991 - 1.578   53,820         --         1.70 - 2.60         8.90 - 18.68
                                          2004  56,687   0.904 - 1.445   56,119         --         1.70 - 2.50          7.23 - 8.08
                                          2003  57,778   0.837 - 1.345   51,320         --         1.70 - 2.50        25.05 - 32.18

LMPVET Appreciation Subaccount (Class I)  2007  12,913   1.217 - 1.623   17,006       0.96         1.70 - 2.60          5.65 - 6.59
                                          2006  16,371   1.143 - 1.531   20,290       1.04         1.70 - 2.60        11.89 - 12.93
                                          2005  20,119   1.014 - 1.364   22,141       0.83         1.70 - 2.60          1.73 - 3.23
                                          2004  21,071   0.991 - 1.338   22,659       1.21         1.70 - 2.50          6.06 - 6.98
                                          2003  18,238   0.928 - 1.257   18,042       0.76         1.70 - 2.50        16.08 - 22.99

LMPVET Appreciation
   Subaccount (Class II) (b)              2007     760   1.165 - 1.204      897       0.79         1.70 - 2.60          1.20 - 1.35

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)      NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
LMPVET Capital Subaccount                 2007   5,951   1.170 - 1.209    7,085       0.34         1.70 - 2.60        (0.76) - 0.08
                                          2006   8,212   1.179 - 1.208    9,805       0.51         1.70 - 2.60        10.70 - 11.75
                                          2005  12,293   1.065 - 1.081   13,193       0.37         1.70 - 2.60          2.69 - 8.67
                                          2004  11,655   1.039 - 1.045   12,144       0.59         1.70 - 2.50          3.27 - 6.31

LMPVET Dividend Strategy Subaccount       2007   3,016   1.157 - 1.482    3,708       1.95         1.70 - 2.60          3.72 - 4.69
                                          2006   3,964   1.110 - 1.424    4,649       2.07         1.70 - 2.60        14.86 - 16.00
                                          2005   4,792   0.961 - 1.235    4,882       2.09         1.70 - 2.60        (2.62) - 0.94
                                          2004   3,863   0.983 - 1.265    4,020       1.02         1.70 - 2.50          0.80 - 1.64
                                          2003   2,498   0.971 - 1.252    2,530       0.68         1.70 - 2.50        15.33 - 21.34

LMPVET Fundamental Value                  2007  24,782   1.202 - 1.741   31,725       1.15         1.70 - 2.60      (1.33) - (0.49)
   Subaccount (Class I)                   2006  24,383   1.209 - 1.758   31,860       1.48         1.70 - 2.60        13.77 - 14.88
                                          2005  31,166   1.055 - 1.540   35,692       0.88         1.70 - 2.60          2.21 - 9.78
                                          2004  38,139   1.025 - 1.503   42,490       0.66         1.70 - 2.50          5.58 - 6.40
                                          2003  37,374   0.965 - 1.420   38,287       0.67         1.70 - 2.50        28.88 - 41.01

LMPVET Global Equity Subaccount           2007   1,752   1.269 - 1.312    2,264       0.48         1.70 - 2.60          2.17 - 3.14
                                          2006   2,517   1.242 - 1.272    3,163       1.07         1.70 - 2.60        12.30 - 13.27
                                          2005   3,340   1.106 - 1.123    3,723       0.80         1.70 - 2.60         4.21 - 10.22
                                          2004   1,355   1.068 - 1.072    1,449       0.63         1.70 - 2.25          7.41 - 9.30

LMPVET Investors Subaccount (Class I)     2007  17,153   1.469 - 1.770   27,486       1.14         1.70 - 2.60          1.22 - 2.15
                                          2006  21,631   1.444 - 1.743   33,960       1.51         1.70 - 2.60        15.18 - 16.26
                                          2005  27,364   1.247 - 1.507   37,019       1.13         1.70 - 2.60          1.34 - 7.68
                                          2004  32,631   1.196 - 1.447   42,134       1.44         1.70 - 2.50          7.62 - 8.53
                                          2003  35,363   1.106 - 1.341   42,077       1.41         1.70 - 2.50         7.20 - 32.64

LMPVET Large Cap Growth                   2007  43,639   1.222 - 1.548   59,912       0.04         1.70 - 2.60          2.52 - 3.54
   Subaccount (Class I)                   2006  57,745   1.192 - 1.504   76,728       0.15         1.70 - 2.60          1.97 - 2.79
                                          2005  69,969   1.169 - 1.470   90,529       0.12         1.70 - 2.60         2.67 - 12.49
                                          2004  85,606   1.235 - 1.429  107,170       0.36         1.70 - 2.50      (2.13) - (1.34)
                                          2003  86,062   1.254 - 1.456  108,930       0.02         1.70 - 2.50        24.79 - 45.07

LMPVET Mid Cap Core                       2007   9,027   1.292 - 1.777   12,754       0.35         1.70 - 2.60          4.36 - 5.33
   Subaccount (Class I)                   2006  12,139   1.228 - 1.697   16,519       0.51         1.70 - 2.60        11.88 - 12.84
                                          2005  15,486   1.090 - 1.511   18,721       0.59         1.70 - 2.60         5.70 - 11.16
                                          2004  17,681   1.025 - 1.427   20,015         --         1.70 - 2.50          7.66 - 8.64
                                          2003  17,145   0.946 - 1.322   17,540         --         1.70 - 2.50        19.44 - 30.12

LMPVET Multiple Discipline                2007      --   1.151 - 1.188       --       0.56         1.70 - 2.60          0.96 - 1.71
   Subaccount-Large Cap Growth and        2006     892   1.140 - 1.168    1,027       0.67         1.70 - 2.60         9.40 - 10.40
   Value (c)                              2005   1,242   1.042 - 1.058    1,303       0.51         1.70 - 2.60          0.38 - 5.13
                                          2004   1,269   1.034 - 1.039    1,314       1.07         1.70 - 2.35          3.09 - 5.19

LMPVET Small Cap Growth                   2007   4,626   1.218 - 1.242    5,715         --         1.70 - 2.60          0.66 - 8.19
Subaccount (Class I)                      2006   1,483   1.137 - 1.148    1,698         --         1.70 - 2.60         2.71 - 10.81
                                          2005      26   1.035 - 1.036       27         --         1.70 - 2.25        (1.43) - 2.57

LMPVPI All Cap Subaccount (Class I) (a)   2007      --   1.248 - 1.825       --       0.28         1.70 - 2.50          4.57 - 4.92
                                          2006   7,482   1.190 - 1.743    9,183       1.22         1.70 - 2.50        15.21 - 16.05
                                          2005  10,229   1.026 - 1.509   10,865       0.76         1.70 - 2.50          1.49 - 2.38
                                          2004  13,816   1.005 - 1.484   14,408       0.50         1.70 - 2.50          5.65 - 6.43
                                          2003  15,994   0.945 - 1.401   15,541       0.28         1.70 - 2.50        29.09 - 40.24

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)      NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
LMPVPV Small Cap Growth Opportunities     2007      --   1.324 - 1.964       --       0.02         1.70 - 2.60          6.40 - 6.71
   Subaccount (a)                         2006   3,517   1.242 - 1.844    4,951         --         1.70 - 2.60         9.94 - 10.99
                                          2005   4,424   1.120 - 1.671    5,639         --         1.70 - 2.60        (2.00) - 9.82
                                          2004   5,556   1.088 - 1.629    7,002       0.08         1.70 - 2.50        12.80 - 13.72
                                          2003   4,893   0.958 - 1.441    5,061         --         1.70 - 2.50        33.21 - 45.12

LMPVIT Adjustable Rate Income             2007   1,878   0.989 - 1.022    1,899       3.60         1.70 - 2.60      (1.20) - (0.29)
   Subaccount                             2006   2,782   1.001 - 1.025    2,829       4.12         1.70 - 2.60          1.42 - 2.30
                                          2005   3,325   0.987 - 1.002    3,314       2.88         1.70 - 2.60        (0.10) - 0.70
                                          2004   3,028   0.990 - 0.995    3,008       2.13         1.70 - 2.50      (0.50) - (0.20)

LMPVIT Global High Yield Bond             2007     728   1.061 - 1.082      785       6.99         1.70 - 2.60      (2.66) - (1.73)
   Subaccount (Class I)                   2006     415   1.090 - 1.101      456       6.33         1.70 - 2.60          5.72 - 8.79
                                          2005      58   1.011 - 1.012       59       4.66         1.70 - 2.25          0.40 - 1.20

LMPVIT High Income Subaccount             2007  15,283   1.135 - 1.436   17,998       7.68         1.70 - 2.60      (2.27) - (1.37)
                                          2006  20,042   1.153 - 1.460   23,971       7.16         1.70 - 2.60          8.11 - 9.16
                                          2005  25,217   1.058 - 1.342   27,671       7.18         1.70 - 2.60          0.08 - 3.02
                                          2004  31,597   1.051 - 1.333   34,266       8.00         1.70 - 2.50          7.70 - 8.60
                                          2003  34,970   0.969 - 1.231   34,583       7.73         1.70 - 2.50        10.29 - 25.42

LMPVIT Money Market Subaccount            2007  24,915   1.014 - 1.163   28,055       4.79         1.70 - 2.60          2.21 - 3.19
                                          2006  29,904   0.991 - 1.127   32,538       4.52         1.70 - 2.60          1.94 - 2.83
                                          2005  35,282   0.971 - 1.096   37,275       2.76         1.70 - 2.60          0.31 - 1.11
                                          2004  38,593   0.965 - 1.084   40,737       0.88         1.70 - 2.50      (1.63) - (0.82)
                                          2003  40,302   0.977 - 1.093   43,383       0.67         1.70 - 2.50      (1.51) - (1.09)

Lord Abbett Growth and Income             2007      --   1.488 - 1.673       --         --         1.70 - 2.60          3.58 - 3.91
   Subaccount (Class VC) (a)              2006  10,554   1.436 - 1.610   16,716       1.06         1.70 - 2.60        14.24 - 15.33
                                          2005  14,211   1.257 - 1.396   19,597       1.01         1.70 - 2.60          0.74 - 4.53
                                          2004  12,209   1.357 - 1.376   16,707       1.13         1.70 - 2.50         9.88 - 10.79
                                          2003   4,712   1.235 - 1.242    5,839       1.35         1.70 - 2.50         1.48 - 24.20

Lord Abbett Mid-Cap Value                 2007      --   1.766 - 1.983       --         --         1.70 - 2.60         9.83 - 10.17
   Subaccount (Class VC) (a)              2006  10,334   1.608 - 1.800   18,309       0.43         1.70 - 2.60         9.39 - 10.36
                                          2005  14,437   1.470 - 1.631   23,275       0.45         1.70 - 2.60          5.51 - 7.14
                                          2004  13,003   1.513 - 1.533   19,820       0.41         1.70 - 2.50        21.04 - 21.96
                                          2003   5,196   1.250 - 1.257    6,515       1.07         1.70 - 2.50         7.75 - 24.21

MIST Batterymarch Mid-Cap Stock           2007   3,308   1.991 - 2.020    6,625       0.33         1.70 - 1.85          4.08 - 4.28
   Subaccount (Class A)                   2006   4,503   1.913 - 1.937    8,655         --         1.70 - 1.85      (4.92) - (4.86)

MIST BlackRock High Yield                 2007   7,956   1.252 - 1.401   11,022      10.60         1.70 - 2.60          0.00 - 0.94
   Subaccount (Class A)                   2006  10,026   1.252 - 1.388   13,781         --         1.70 - 2.60          4.68 - 5.31

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (d)               2007   5,673   1.137 - 1.784    6,661         --         1.70 - 2.50        (0.62) - 2.74

MIST BlackRock Large-Cap Core             2007      --   1.140 - 1.793       --       0.70         1.70 - 2.50          4.54 - 4.90
   Subaccount (Class A) (a)               2006   6,684   1.088 - 1.714    7,468         --         1.70 - 2.50          5.27 - 5.76

MIST Dreman Small-Cap Value               2007   1,271   1.285 - 1.316    1,664         --         1.70 - 2.60      (3.53) - (2.66)
   Subaccount (Class A)                   2006     778   1.332 - 1.352    1,048       0.50         1.70 - 2.60         5.88 - 12.92

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
MIST Harris Oakmark International         2007  24,916   1.124 - 1.947   30,508       0.97         1.69 - 2.59      (3.44) - (2.56)
   Subaccount (Class A)                   2006  32,110   1.155 - 2.009   40,720         --         1.66 - 2.56         9.48 - 10.17

MIST Janus Forty Subaccount (Class A)     2007   2,189   1.453 - 1.487    3,245       0.15         1.70 - 2.60       (0.95) - 28.19
                                          2006     518   1.143 - 1.160      599         --         1.70 - 2.60          1.87 - 2.47

MIST Lazard Mid-Cap
   Subaccount (Class B) (d)               2007   1,983   1.134 - 1.161    2,292         --         1.70 - 2.60    (12.97) - (12.44)

MIST Legg Mason Value Equity              2007   5,427   0.993 - 1.013    5,469         --         1.70 - 2.60      (8.39) - (7.49)
   Subaccount (Class B)                   2006   5,074   1.084 - 1.095    5,538         --         1.70 - 2.60          3.83 - 9.20
                                          2005   1,548   1.043 - 1.045    1,617         --         1.70 - 2.60        (1.79) - 4.40

MIST Lord Abbett Growth and Income        2007  29,153   1.187 - 1.210   35,090       0.65         1.70 - 2.60          1.02 - 1.94
   Subaccount (Class B)                   2006  23,672   1.175 - 1.187   28,024       0.06         1.70 - 2.60         6.81 - 15.80
                                          2005     296   1.024 - 1.025      303       1.24         1.70 - 2.60        (0.49) - 2.40

MIST Lord Abbett Mid-Cap Value            2007  13,052   1.108 - 1.129   14,642       0.13         1.70 - 2.60     (10.70) - (1.14)
   Subaccount (Class B)                   2006   1,627   1.130 - 1.142    1,853       0.36         1.70 - 2.60         8.39 - 10.34
                                          2005     333   1.034 - 1.035      344       0.79         1.70 - 2.60        (0.77) - 3.50

MIST Met/AIM Capital Appreciation         2007  14,809   1.209 - 1.644   18,153       0.09         1.70 - 2.50         9.14 - 10.04
   Subaccount (Class A)                   2006  19,291   1.101 - 1.502   21,512       0.17         1.70 - 2.50      (1.78) - (1.24)

MIST Met/AIM Small Cap Growth             2007     710   1.393 - 1.426    1,006         --         1.70 - 2.60          8.57 - 9.52
   Subaccount (Class A)                   2006     670   1.283 - 1.302      868         --         1.70 - 2.60      (1.46) - (0.84)

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (d)               2007   1,801   2.854 - 3.836    5,245         --         1.70 - 2.25        24.66 - 25.16

MIST MFS Research International           2007   8,811   1.445 - 1.470   12,904       0.81         1.70 - 2.50        10.47 - 11.36
   Subaccount (Class B)                   2006   4,511   1.308 - 1.320    5,939       1.51         1.70 - 2.50        12.19 - 24.41
                                          2005     279   1.060 - 1.061      296       0.70         1.70 - 2.35          1.83 - 6.53

MIST MFS Value Subaccount (Class A)       2007  13,220   1.658 - 1.887   23,047         --         1.70 - 2.60          4.80 - 5.82
                                          2006  15,679   1.582 - 1.793   25,851       1.17         1.70 - 2.60         9.78 - 10.44

MIST Neuberger Berman Real Estate
   Subaccount (Class A) (d)               2007   7,199   1.663 - 2.594   17,319         --         1.70 - 2.60    (19.66) - (19.11)

MIST Neuberger Berman Real Estate         2007   1,764   1.192 - 1.215    2,134       0.85         1.70 - 2.60    (21.81) - (16.44)
   Subaccount (Class B)                   2006   1,217   1.439 - 1.454    1,765       0.73         1.70 - 2.60        22.95 - 35.26
                                          2005     157   1.074 - 1.075      168         --         1.70 - 2.60          0.85 - 7.40

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (d)               2007   1,899   1.041 - 1.067    2,001         --         1.70 - 2.60          5.58 - 6.27

MIST PIMCO Inflation Protected Bond       2007   2,837   1.055 - 1.075    3,038       2.03         1.70 - 2.60          5.91 - 8.92
   Subaccount (Class B)                   2006   2,271   0.977 - 0.987    2,236       2.47         1.70 - 2.60      (2.20) - (1.30)
                                          2005     586   0.999 - 1.000      586         --         1.70 - 2.60        (0.99) - 0.81

MIST PIMCO Total Return                   2007  11,161   1.079 - 1.100   12,219       3.28         1.70 - 2.60          4.86 - 5.77
   Subaccount (Class B)                   2006   9,838   1.029 - 1.040   10,202       2.30         1.70 - 2.60          1.78 - 2.77
                                          2005   1,864   1.011 - 1.012    1,885         --         1.70 - 2.60          0.80 - 1.51

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)    NET   INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
MIST Pioneer Fund Subaccount (Class A)    2007   1,717   1.453 - 1.627    2,740       0.84         1.70 - 2.60          2.25 - 3.24
                                          2006   1,896   1.421 - 1.576    2,942         --         1.70 - 2.60          6.84 - 7.43

MIST Pioneer Mid-Cap Value                2007      --   1.303 - 1.326       --       0.42         1.70 - 2.60        10.05 - 10.34
   Subaccount (Class A) (a)               2006   1,660   1.184 - 1.202    1,987       0.24         1.70 - 2.60          4.50 - 5.16

MIST Third Avenue Small Cap Value         2007   3,012   1.424 - 1.681    4,962       0.45         1.70 - 2.60      (5.51) - (4.65)
   Subaccount (Class B)                   2006   1,215   1.507 - 1.763    2,072         --         1.70 - 2.60          2.00 - 2.14

MIST Van Kampen Comstock                  2007   1,066   1.084 - 1.105    1,174       1.43         1.70 - 2.60      (5.41) - (4.08)
   Subaccount (Class B)                   2006     978   1.142 - 1.152    1,125         --         1.70 - 2.50         1.06 - 14.06
                                          2005      40   1.009 - 1.010       40       0.95         1.70 - 2.35        (0.59) - 0.20

MIST Van Kampen Mid-Cap Growth            2007   2,855   1.311 - 1.336    3,798         --         1.70 - 2.60       (7.20) - 21.34
   Subaccount (Class B)                   2006   2,888   1.090 - 1.101    3,171         --         1.70 - 2.60          5.62 - 6.58
                                          2005     347   1.032 - 1.033      358         --         1.70 - 2.60        (1.24) - 3.20

MSF BlackRock Aggressive Growth           2007  27,680   0.683 - 1.833   21,075         --         1.70 - 2.60        17.29 - 18.37
   Subaccount (Class D)                   2006  34,019   0.577 - 1.557   22,028         --         1.70 - 2.60      (3.01) - (2.51)

MSF BlackRock Bond Income                 2007  64,538   1.070 - 1.274   80,061       3.15         1.70 - 2.60          3.38 - 4.34
   Subaccount (Class E)                   2006  74,236   1.035 - 1.221   88,264         --         1.70 - 2.60          3.09 - 3.74

MSF Capital Guardian U.S. Equity
   Subaccount (Class A) (d)               2007   1,052   1.075 - 1.082    1,135         --         1.70 - 2.10      (6.60) - (6.32)

MSF FI Large Cap Subaccount (Class A)     2007  24,577   1.069 - 1.466   26,935       0.17         1.70 - 2.60          1.26 - 2.17
                                          2006  31,023   1.047 - 1.443   33,336         --         1.70 - 2.60          0.49 - 1.34

MSF FI Value Leaders                      2007   3,539   1.333 - 1.514    5,271       0.85         1.70 - 2.60          1.45 - 2.30
   Subaccount (Class D)                   2006   4,216   1.314 - 1.480    6,141         --         1.70 - 2.60          1.86 - 2.49

MSF MFS Total Return                      2007   1,407   1.125 - 1.140    1,603       1.69         1.70 - 2.35          1.81 - 2.43
   Subaccount (Class F)                   2006     822   1.105 - 1.113      913         --         1.70 - 2.35          6.44 - 9.19

MSF T. Rowe Price Large Cap Growth        2007   7,753   1.129 - 1.146    8,862       0.20         1.70 - 2.60          6.31 - 7.30
   Subaccount (Class B)                   2006   9,760   1.062 - 1.068   10,411         --         1.70 - 2.60          6.41 - 7.01

MSF Western Asset Management              2007  16,748   1.066 - 1.427   22,972       2.75         1.55 - 2.45          1.79 - 2.74
   U.S. Government Subaccount (Class A)   2006  19,739   1.046 - 1.389   26,459         --         1.55 - 2.45          2.80 - 3.43

PIMCO VIT Real Return                     2007      --   0.986 - 1.004       --       1.55         1.70 - 2.60          1.65 - 2.03
   Subaccount (Administrative Class) (a)  2006   2,515   0.970 - 0.984    2,458       4.18         1.70 - 2.60      (1.82) - (1.01)
                                          2005   4,123   0.988 - 0.994    4,088       2.25         1.70 - 2.60      (1.97) - (0.50)

PIMCO VIT Total Return                    2007  51,742   1.118 - 1.319   64,779       4.80         1.70 - 2.60          5.97 - 6.89
   Subaccount (Administrative Class)      2006  63,496   1.055 - 1.234   74,594       4.41         1.70 - 2.60          1.15 - 2.15
                                          2005  76,820   1.043 - 1.208   88,647       3.42         1.70 - 2.60        (0.29) - 1.45
                                          2004  72,829   1.044 - 1.200   84,049       1.89         1.70 - 2.50          2.35 - 3.09
                                          2003  53,891   1.020 - 1.164   61,101       2.85         1.70 - 2.50        (0.29) - 3.28

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO     ASSETS     INCOME          LOWEST TO         LOWEST TO
                                                (000s)    HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  --------------  -------  -------------  ----------------  -----------------
Putnam VT Discovery Growth                2007     108   0.945 - 1.441      107         --         1.70 - 2.10          8.02 - 8.41
   Subaccount (Class IB)                  2006     208   0.872 - 1.332      189         --         1.70 - 2.10          8.57 - 9.18
                                          2005     283   0.800 - 1.470      242         --         1.70 - 2.25          4.85 - 5.50
                                          2004     327   0.760 - 1.402      265         --         1.70 - 2.25          5.18 - 5.67
                                          2003     347   0.720 - 1.333      266         --         1.70 - 2.25        29.29 - 30.18

Putnam VT International Equity            2007      --   1.486 - 2.235       --       2.82         1.70 - 2.50          7.96 - 8.23
   Subaccount (Class IB) (a)              2006   3,512   1.373 - 2.069    5,127       0.67         1.70 - 2.50        24.56 - 25.57
                                          2005   4,837   1.095 - 1.657    5,593       1.49         1.70 - 2.50         9.45 - 10.30
                                          2004   5,713   0.994 - 1.510    5,993       1.54         1.70 - 2.50        13.35 - 14.29
                                          2003   6,956   0.872 - 1.329    6,376       0.92         1.70 - 2.50        18.50 - 37.15

Putnam VT Small Cap Value                 2007      --   1.925 - 2.433       --       0.54         1.70 - 2.60          6.41 - 6.77
   Subaccount (Class IB) (a)              2006   2,035   1.809 - 2.283    4,099       0.34         1.70 - 2.60        14.35 - 15.32
                                          2005   2,593   1.582 - 1.991    4,530       0.18         1.70 - 2.60         4.44 - 12.61
                                          2004   3,026   1.585 - 1.902    5,018       0.36         1.70 - 2.50        23.08 - 24.14
                                          2003   3,273   1.279 - 1.541    4,302       0.32         1.70 - 2.50        23.53 - 55.19

Van Kampen LIT Strategic Growth           2007   1,104   0.855 - 1.573    1,150         --         1.70 - 2.60        13.59 - 14.74
   Subaccount (Class II)                  2006   1,236   0.747 - 1.380    1,101         --         1.70 - 2.60          0.00 - 0.80
                                          2005   1,385   0.742 - 1.375    1,205       0.01         1.70 - 2.60         5.00 - 10.06
                                          2004   1,685   0.702 - 1.306    1,330         --         1.70 - 2.50          2.68 - 5.06
                                          2003   2,012   0.669 - 1.251    1,486         --         1.70 - 2.50         8.24 - 24.91

Wells Fargo VT Advantage                  2007   2,035   1.588 - 1.611    3,258       0.02         1.70 - 1.85      (2.58) - (2.36)
   Small/Mid Cap Value Subaccount         2006   2,787   1.630 - 1.650    4,569         --         1.70 - 1.85        13.67 - 13.79
                                          2005   3,598   1.434 - 1.450    5,187       0.40         1.70 - 1.85        14.35 - 14.53
                                          2004   4,706   1.254 - 1.266    5,928         --         1.70 - 1.85        14.63 - 14.78
                                          2003   5,660   1.094 - 1.103    6,216       0.10         1.70 - 1.85        35.90 - 36.00

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                      AMERICAN FUNDS          AMERICAN FUNDS
                            AIM VI CORE EQUITY         GLOBAL GROWTH          GROWTH-INCOME
                           SUBACCOUNT (SERIES I)   SUBACCOUNT (CLASS 2)    SUBACCOUNT (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006       2007        2006        2007        2006
                           ----------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        1,191,821         --   9,741,982  10,029,008  32,547,453  35,801,938
Accumulation units issued
   and transferred from
   other funding options        1,068  1,389,319   2,065,693   2,773,624   3,144,324   4,630,282
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,192,889)  (197,498) (3,448,821) (3,060,650) (8,992,340) (7,884,767)
Annuity units                      --         --          --          --          --          --
                           ----------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year                     --  1,191,821   8,358,854   9,741,982  26,699,437  32,547,453
                           ==========  =========  ==========  ==========  ==========  ==========

                                   DELAWARE VIP                 DREYFUS VIF                  DREYFUS VIF
                                 SMALL CAP VALUE                APPRECIATION              DEVELOPING LEADERS
                           SUBACCOUNT (STANDARD CLASS)  SUBACCOUNT (INITIAL SHARES)  SUBACCOUNT (INITIAL SHARES)
                           ---------------------------  ---------------------------  ---------------------------
                                2007        2006             2007        2006             2007        2006
                             ----------  ----------       ----------  ----------       ----------  ----------
Accumulation and
   annuity units
   beginning of year          9,239,382  12,382,421       14,479,957  18,298,078        8,468,938  10,970,103
Accumulation units issued
   and transferred from
   other funding options        535,067     313,570          399,042     565,694          663,384     541,266
Accumulation units
   redeemed and
   transferred to other
   funding options           (2,847,236) (3,456,586)      (3,294,063) (4,383,815)      (2,924,932) (3,042,431)
Annuity units                      (101)        (23)              --          --               --          --
                             ----------  ----------       ----------  ----------       ----------  ----------
Accumulation and
   annuity units
   end of year                6,927,112   9,239,382       11,584,936  14,479,957        6,207,390   8,468,938
                             ==========  ==========       ==========  ==========       ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                               AMERICAN FUNDS        CREDIT SUISSE TRUST
                                   GROWTH              EMERGING MARKETS      DELAWARE VIP REIT
                            SUBACCOUNT (CLASS 2)          SUBACCOUNT       SUBACCOUNT (VIP CLASS)
                           ----------------------  ----------------------  ----------------------
                              2007        2006      2007 (a)      2006      2007 (a)      2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       29,674,071  29,549,400   2,590,805   3,534,074   9,095,801  12,168,767
Accumulation units issued
   and transferred from
   other funding options    4,166,341  10,038,713      28,351     150,060      35,723     329,123
Accumulation units
   redeemed and
   transferred to other
   funding options         (8,338,622) (9,914,042) (2,619,156) (1,093,329) (9,131,524) (3,402,089)
Annuity units                      --          --          --          --          --          --
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year             25,501,790  29,674,071          --   2,590,805          --   9,095,801
                           ==========  ==========  ==========  ==========  ==========  ==========

                                                            FTVIPT FRANKLIN         FTVIPT TEMPLETON
                                                             SMALL MID-CAP             DEVELOPING
                               FIDELITY VIP MID CAP        GROWTH SECURITIES       MARKETS SECURITIES
                           SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (CLASS 2)    SUBACCOUNT (CLASS 2)
                           ----------------------------  ----------------------  ----------------------
                                 2007        2006           2007        2006        2007        2006
                              ----------  ----------     ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year           6,506,551   9,216,806     11,605,341  15,093,697   7,433,572   9,549,081
Accumulation units issued
   and transferred from
   other funding options         420,438     553,992        360,873     661,676     707,009   1,237,851
Accumulation units
   redeemed and
   transferred to other
   funding options            (1,819,411) (3,264,247)    (3,159,773) (4,150,032) (2,465,094) (3,353,360)
Annuity units                         --          --             --          --          --          --
                              ----------  ----------     ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year                 5,107,578   6,506,551      8,806,441  11,605,341   5,675,487   7,433,572
                              ==========  ==========     ==========  ==========  ==========  ==========

                               FTVIPT TEMPLETON             JANUS ASPEN                  JANUS ASPEN
                              FOREIGN SECURITIES       INTERNATIONAL GROWTH            MID CAP GROWTH
                             SUBACCOUNT (CLASS 2)   SUBACCOUNT (SERVICE SHARES)  SUBACCOUNT (SERVICE SHARES)
                           -----------------------  ---------------------------  ---------------------------
                              2007         2006           2007       2006             2007        2006
                           ----------  -----------    ----------  ----------       ----------  ----------
Accumulation and
   annuity units
   beginning of year       35,010,611   41,572,018    12,882,929  18,507,743       15,849,044  19,531,196
Accumulation units issued
   and transferred from
   other funding options    2,278,812    5,234,137       512,918     975,222          313,924     663,292
Accumulation units
   redeemed and
   transferred to other
   funding options         (9,374,861) (11,795,483)   (4,051,634) (6,600,036)      (3,973,029) (4,345,444)
Annuity units                    (247)         (61)           --          --               --          --
                           ----------  -----------    ----------  ----------       ----------  ----------
Accumulation and
   annuity units
   end of year             27,914,315   35,010,611     9,344,213  12,882,929       12,189,939  15,849,044
                           ==========  ===========    ==========  ==========       ==========  ==========

                               LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY  LMPVET FUNDAMENTAL VALUE
                                 SUBACCOUNT               SUBACCOUNT           SUBACCOUNT (CLASS I)
                           ----------------------  ------------------------  ------------------------
                              2007         2006        2007        2006         2007        2006
                           ----------  ----------  -----------  ----------    ----------  ----------
Accumulation and
   annuity units
   beginning of year        8,211,640  12,292,553    3,963,503   4,792,135    24,383,185  31,165,912
Accumulation units issued
   and transferred from
   other funding options      387,171     470,484      310,447     474,030     7,918,068   1,919,295
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,647,949) (4,551,397)  (1,257,745) (1,302,662)   (7,519,371) (8,702,022)
Annuity units                      --          --           --          --            --          --
                           ----------  ----------   ----------  ----------    ----------  ----------
Accumulation and
   annuity units
   end of year              5,950,862   8,211,640    3,016,205   3,963,503    24,781,882  24,383,185
                           ==========  ==========   ==========  ==========    ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                           LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION    LMPVET APPRECIATION
                             SUBACCOUNT (CLASS I)     SUBACCOUNT (CLASS I)   SUBACCOUNT (CLASS II)
                           ------------------------  ----------------------  ---------------------
                               2007         2006        2007        2006         2007 (b)  2006
                           -----------  -----------  ----------  ----------      --------  ----
Accumulation and
   annuity units
   beginning of year        38,697,981   48,968,936  16,371,086  20,119,116           --     --
Accumulation units issued
   and transferred from
   other funding options     1,739,327    3,033,097     646,914   1,410,825      764,733     --
Accumulation units
   redeemed and
   transferred to other
   funding options         (10,066,456) (13,304,052) (4,105,303) (5,158,855)      (5,094)    --
Annuity units                       --           --          --          --           --     --
                           -----------  -----------  ----------  ----------      -------    ---
Accumulation and
   annuity units
   end of year              30,370,852   38,697,981  12,912,697  16,371,086      759,639     --
                           ===========  ===========  ==========  ==========      =======    ===

                           LMPVET GLOBAL EQUITY     LMPVET INVESTORS      LMPVET LARGE CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT (CLASS I)     SUBACCOUNT (CLASS I)
                           --------------------  ----------------------  ------------------------
                             2007       2006        2007        2006        2007         2006
                           ---------  ---------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year       2,516,759  3,340,485  21,630,612  27,363,691   57,744,716   69,969,129
Accumulation units issued
   and transferred from
   other funding options     108,790    132,807     755,319     787,379    2,136,973    6,178,370
Accumulation units
   redeemed and
   transferred to other
   funding options          (873,239)  (956,533) (5,232,535) (6,520,458) (16,242,523) (18,402,783)
Annuity units                     --         --          --          --           --           --
                           ---------  ---------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   end of year             1,752,310  2,516,759  17,153,396  21,630,612   43,639,166   57,744,716
                           =========  =========  ==========  ==========  ===========  ===========

                                                   LMPVET MULTIPLE DISCIPLINE
                             LMPVET MID CAP CORE      SUBACCOUNT-LARGE CAP     LMPVET SMALL CAP GROWTH
                            SUBACCOUNT (CLASS I)        GROWTH AND VALUE        SUBACCOUNT (CLASS I)
                           ----------------------  --------------------------  -----------------------
                              2007        2006       2007 (c)      2006           2007        2006
                           ----------  ----------  -----------  -------------  -----------  ----------
Accumulation and
   annuity units
   beginning of year       12,139,213  15,485,716     891,941    1,242,178      1,482,631      26,298
Accumulation units issued
   and transferred from
   other funding options      402,314     469,416      16,711      119,009      4,325,630   1,736,534
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,514,192) (3,815,857)   (908,652)    (469,246)    (1,181,841)   (280,201)
Annuity units                    (261)        (62)         --           --           (119)         --
                           ----------  ----------    --------     --------     ----------   ---------
Accumulation and
   annuity units
   end of year              9,027,074  12,139,213          --      891,941      4,626,301   1,482,631
                           ==========  ==========    ========     ========     ==========   =========

                               LMPVIT GLOBAL
                              HIGH YIELD BOND      LMPVIT HIGH INCOME      LMPVIT MONEY MARKET
                           SUBACCOUNT (CLASS I)        SUBACCOUNT               SUBACCOUNT
                           --------------------  ----------------------  ------------------------
                              2007      2006        2007        2006         2007         2006
                           ---------  ---------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year         415,256    58,028   20,042,186  25,216,932   29,903,808   35,281,709
Accumulation units issued
   and transferred from
   other funding options     768,217   795,030    1,054,447   1,504,955   19,571,932   22,505,362
Accumulation units
   redeemed and
   transferred to other
   funding options          (454,993) (437,802)  (5,813,158) (6,679,701) (24,560,507) (27,883,263)
Annuity units                     --        --           --          --           --           --
                            --------  --------   ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   end of year               728,480   415,256   15,283,475  20,042,186   24,915,233   29,903,808
                            ========  ========   ==========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                                                       LMPVPV SMALL CAP       LMPVIT ADJUSTABLE
                                LMPVPI ALL CAP       GROWTH OPPORTUNITIES        RATE INCOME
                             SUBACCOUNT (CLASS I)         SUBACCOUNT             SUBACCOUNT
                           -----------------------  ----------------------  ---------------------
                            2007 (a)       2006      2007 (a)      2006        2007       2006
                           ----------   ----------  ----------  ----------  ----------  ---------
Accumulation and
   annuity units
   beginning of year        7,481,887   10,228,990   3,517,430   4,423,888   2,782,031  3,324,951
Accumulation units issued
   and transferred from
   other funding options      211,807      130,912      54,611     233,975     291,622    202,965
Accumulation units
   redeemed and
   transferred to other
   funding options         (7,693,694)  (2,878,015) (3,571,972) (1,140,394) (1,195,484)  (745,885)
Annuity units                      --           --         (69)        (39)         --         --
                           ----------   ----------  ----------  ----------  ----------  ---------
Accumulation and
   annuity units
   end of year                     --    7,481,887          --   3,517,430   1,878,169  2,782,031
                           ==========   ==========  ==========  ==========  ==========  =========

                                 LORD ABBETT              LORD ABBETT          MIST BATTERYMARCH
                              GROWTH AND INCOME          MID-CAP VALUE            MID-CAP STOCK
                            SUBACCOUNT (CLASS VC)     SUBACCOUNT (CLASS VC)    SUBACCOUNT (CLASS A)
                           -----------------------  -----------------------  ----------------------
                             2007 (a)      2006       2007 (a)      2006         2007       2006
                           -----------  ----------  -----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        10,554,461  14,210,542   10,334,037  14,437,123   4,502,608         --
Accumulation units issued
   and transferred from
   other funding options       189,957     748,708      120,545     831,745      67,468  5,319,394
Accumulation units
   redeemed and
   transferred to other
   funding options         (10,744,418) (4,404,789) (10,454,582) (4,934,831) (1,261,764)  (816,786)
Annuity units                       --          --           --          --          --         --
                           -----------  ----------  -----------  ----------  ----------  ---------
Accumulation and
   annuity units
   end of year                      --  10,554,461           --  10,334,037   3,308,312  4,502,608
                           ===========  ==========  ===========  ==========  ==========  =========

                                MIST BLACKROCK        MIST BLACKROCK         MIST BLACKROCK
                                  HIGH YIELD          LARGE-CAP CORE         LARGE-CAP CORE
                            SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS E)   SUBACCOUNT (CLASS A)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007 (d)   2006     2007 (a)      2006
                           ----------  ----------    ----------  ----    ----------  ----------
Accumulation and
   annuity units
   beginning of year       10,025,568          --            --    --     6,684,358          --
Accumulation units issued
   and transferred from
   other funding options      881,513  12,970,773     6,878,267    --       480,191   8,581,147
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,951,276) (2,945,205)   (1,205,652)   --    (7,164,549) (1,896,789)
Annuity units                      --          --            --    --            --          --
                           ----------  ----------    ----------   ---    ----------  ----------
Accumulation and
   annuity units
   end of year              7,955,805  10,025,568     5,672,615    --            --   6,684,358
                           ==========  ==========    ==========   ===    ==========  ==========

                                                     MIST LEGG MASON        MIST LORD ABBETT
                            MIST LAZARD MID-CAP       VALUE EQUITY          GROWTH AND INCOME
                           SUBACCOUNT (CLASS B)   SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS B)
                           --------------------  ----------------------  ----------------------
                               2007 (d)  2006       2007        2006        2007        2006
                              ---------  ----    ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year                 --    --     5,074,180   1,548,409  23,671,879     296,140
Accumulation units issued
   and transferred from
   other funding options      2,648,001    --     1,771,125   6,462,110  14,628,238  28,764,796
Accumulation units
   redeemed and
   transferred to other
   funding options             (665,287)   --    (1,418,734) (2,936,339) (9,147,435) (5,389,057)
Annuity units                        --    --            --          --          --          --
                              ---------   ---    ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year                1,982,714    --     5,426,571   5,074,180  29,152,682  23,671,879
                              =========   ===    ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                                MIST DREMAN            MIST HARRIS
                              SMALL-CAP VALUE     OAKMARK INTERNATIONAL    MIST JANUS FORTY
                           SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS A)
                           --------------------  ----------------------  --------------------
                              2007       2006       2007        2006       2007        2006
                           ---------  ---------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year         777,888         --  32,109,858          --    517,893        --
Accumulation units issued
   and transferred from
   other funding options     829,130  1,163,932   1,781,937  40,177,658  2,069,240   659,219
Accumulation units
   redeemed and
   transferred to other
   funding options          (336,163)  (386,044) (8,975,604) (8,067,800)  (398,373) (141,326)
Annuity units                     --         --          --          --         --        --
                           ---------  ---------  ----------  ----------  ---------  --------
Accumulation and
   annuity units
   end of year             1,270,855    777,888  24,916,191  32,109,858  2,188,760   517,893
                           =========  =========  ==========  ==========  =========  ========

                              MIST LORD ABBETT         MIST MET/AIM           MIST MET/AIM
                               MID-CAP VALUE       CAPITAL APPRECIATION     SMALL CAP GROWTH
                            SUBACCOUNT (CLASS B)   SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS A)
                           ---------------------  ----------------------  --------------------
                              2007       2006         2007       2006        2007       2006
                           ----------  ---------  ----------  ----------   --------  ---------
Accumulation and
   annuity units
   beginning of year        1,627,482    332,516  19,290,819          --    669,867        --
Accumulation units issued
   and transferred from
   other funding options   15,215,144  1,826,092     498,622  22,668,962    462,564   835,420
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,790,588)  (531,126) (4,980,360) (3,378,143)  (422,456) (165,553)
Annuity units                      --         --          --          --         --        --
                           ----------  ---------  ----------  ----------   --------  --------
Accumulation and
   annuity units
   end of year             13,052,038  1,627,482  14,809,081  19,290,819    709,975   669,867
                           ==========  =========  ==========  ==========   ========  ========

                             MIST MFS EMERGING          MIST MFS
                              MARKETS EQUITY     RESEARCH INTERNATIONAL      MIST MFS VALUE
                           SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS A)
                           --------------------  ----------------------  ----------------------
                             2007 (d)    2006       2007        2006        2007        2006
                           -----------  -------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year                --    --      4,510,930     278,780  15,678,719          --
Accumulation units issued
   and transferred from
   other funding options     2,356,427    --      5,963,529   6,479,302   1,493,117  19,314,980
Accumulation units
   redeemed and
   transferred to other
   funding options            (555,089)   --     (1,663,011) (2,247,152) (3,952,180) (3,636,261)
Annuity units                       --    --             --          --          --          --
                             ---------   ---     ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year               1,801,338    --      8,811,448   4,510,930  13,219,656  15,678,719
                             =========   ===     ==========  ==========  ==========  ==========

                           MIST PIMCO INFLATION
                              PROTECTED BOND     MIST PIMCO TOTAL RETURN    MIST PIONEER FUND
                           SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS B)   SUBACCOUNT (CLASS A)
                           --------------------  -----------------------  --------------------
                              2007      2006         2007       2006         2007      2006
                           ---------  ---------  ----------  -----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       2,271,334    586,372   9,838,422   1,863,941   1,896,015         --
Accumulation units issued
   and transferred from
   other funding options   1,465,358  2,647,239   4,168,751  11,313,609     412,601  2,332,425
Accumulation units
   redeemed and
   transferred to other
   funding options          (899,520)  (962,277) (2,846,153) (3,339,128)   (591,589)  (436,410)
Annuity units                     --         --          --          --          --         --
                           ---------  ---------  ----------  ----------   ---------  ---------
Accumulation and
   annuity units
   end of year             2,837,172  2,271,334  11,161,020   9,838,422   1,717,027  1,896,015
                           =========  =========  ==========  ==========   =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                              MIST NEUBERGER        MIST NEUBERGER     MIST PIMCO INFLATION
                            BERMAN REAL ESTATE    BERMAN REAL ESTATE      PROTECTED BOND
                           SUBACCOUNT (CLASS A)  SUBACCOUNT (CLASS B)  SUBACCOUNT (CLASS A)
                           --------------------  --------------------  --------------------
                              2007 (d)    2006      2007       2006      2007 (d)     2006
                           -----------  -------  ---------  ---------  -----------  -------
Accumulation and
   annuity units
   beginning of year                --     --    1,217,189    156,579           --    --
Accumulation units issued
   and transferred from
   other funding options     9,004,142     --    1,127,330  1,831,172    2,543,406    --
Accumulation units
   redeemed and
   transferred to other
   funding options          (1,805,452)    --     (580,929)  (770,562)    (644,654)   --
Annuity units                       --     --           --         --           --    --
                            ----------    ---    ---------  ---------    ---------   ---
Accumulation and
   annuity units
   end of year               7,198,690     --    1,763,590  1,217,189    1,898,752    --
                            ==========    ===    =========  =========    =========   ===

                                MIST PIONEER        MIST THIRD AVENUE
                                MID-CAP VALUE        SMALL CAP VALUE     MIST VAN KAMPEN COMSTOCK
                            SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS B)
                           ---------------------  ---------------------  ------------------------
                             2007 (a)     2006        2007       2006        2007         2006
                           -----------  --------  ----------  ---------  -----------  -----------
Accumulation and
   annuity units
   beginning of year        1,659,948         --   1,214,889         --     978,148      39,645
Accumulation units issued
   and transferred from
   other funding options      259,106  2,404,323   2,862,270  1,286,439     476,497   1,141,711
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,919,054)  (744,375) (1,064,785)   (71,550)   (388,145)   (203,208)
Annuity units                      --         --          --         --          --          --
                           ----------  ---------  ----------  ---------   ---------   ---------
Accumulation and
   annuity units
   end of year                     --  1,659,948   3,012,374  1,214,889   1,066,500     978,148
                           ==========  =========  ==========  =========   =========   =========

                              MIST VAN KAMPEN         MSF BLACKROCK            MSF BLACKROCK
                              MID-CAP GROWTH        AGGRESSIVE GROWTH           BOND INCOME
                           SUBACCOUNT (CLASS B)    SUBACCOUNT (CLASS D)    SUBACCOUNT (CLASS E)
                           --------------------  ----------------------  ------------------------
                              2007       2006       2007        2006         2007         2006
                           ---------  ---------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year       2,887,976    346,803  34,018,716          --   74,236,059           --
Accumulation units issued
   and transferred from
   other funding options     824,635  2,972,831     686,293  40,461,876    6,336,323   87,947,031
Accumulation units
   redeemed and
   transferred to other
   funding options          (857,408)  (431,658) (7,024,629) (6,443,160) (16,034,662) (13,710,972)
Annuity units                     --         --          --          --           --           --
                           ---------  ---------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   end of year             2,855,203  2,887,976  27,680,380  34,018,716   64,537,720   74,236,059
                           =========  =========  ==========  ==========  ===========  ===========

                                                    MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
                           MSF MFS TOTAL RETURN     LARGE CAP GROWTH           U.S. GOVERNMENT
                           SUBACCOUNT (CLASS F)   SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)
                           --------------------  ----------------------  ----------------------------
                              2007       2006       2007        2006            2007       2006
                           ---------  ---------  ----------  ----------     ----------  ----------
Accumulation and
   annuity units
   beginning of year         821,756        --    9,759,924          --     19,738,843          --
Accumulation units issued
   and transferred from
   other funding options   1,250,186   968,627      306,490  11,543,077      3,105,520  24,018,081
Accumulation units
   redeemed and
   transferred to other
   funding options          (664,531) (146,871)  (2,313,080) (1,783,153)    (6,096,859) (4,279,238)
Annuity units                     --        --           --          --             --          --
                           ---------  --------   ----------  ----------     ----------  ----------
Accumulation and
   annuity units
   end of year             1,407,411   821,756    7,753,334   9,759,924     16,747,504  19,738,843
                           =========  ========   ==========  ==========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

                           MSF CAPITAL GUARDIAN
                                U.S. EQUITY          MSF FI LARGE CAP     MSF FI VALUE LEADERS
                            SUBACCOUNT (CLASS A)   SUBACCOUNT (CLASS A)    SUBACCOUNT (CLASS D)
                           ---------------------  ----------------------  ---------------------
                               2007 (d)  2006        2007        2006        2007       2006
                              ---------  ----     ----------  ----------  ---------  ----------
Accumulation and
   annuity units
   beginning of year                 --    --     31,022,828          --  4,216,413          --
Accumulation units issued
   and transferred from
   other funding options      1,257,276    --      1,292,068  37,303,013    321,443   5,280,029
Accumulation units
   redeemed and
   transferred to other
   funding options             (205,714)   --     (7,738,108) (6,280,185)  (998,675) (1,063,616)
Annuity units                        --    --             --          --         --          --
                              ---------   ---     ----------  ----------  ---------  ----------
Accumulation and
   annuity units
   end of year                1,051,562    --     24,576,788  31,022,828  3,539,181   4,216,413
                              =========   ===     ==========  ==========  =========  ==========

                            PIMCO VIT REAL RETURN   PIMCO VIT TOTAL RETURN         PUTNAM VT
                                 SUBACCOUNT               SUBACCOUNT           DISCOVERY GROWTH
                           (ADMINISTRATIVE CLASS)   (ADMINISTRATIVE CLASS)   SUBACCOUNT (CLASS IB)
                           ----------------------  ------------------------  ---------------------
                            2007 (a)      2006         2007         2006         2007     2006
                           ----------  ----------  -----------  -----------    --------  -------
Accumulation and
   annuity units
   beginning of year        2,514,558   4,122,527   63,496,137   76,820,206     207,618  282,747
Accumulation units issued
   and transferred from
   other funding options       66,696     514,463    4,166,406    5,873,368      24,640    7,235
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,581,254) (2,122,432) (15,920,669) (19,197,437)   (124,122) (82,364)
Annuity units                      --          --           --           --          --       --
                           ----------  ----------  -----------  -----------    --------  -------
Accumulation and
   annuity units
   end of year                     --   2,514,558   51,741,874   63,496,137     108,136  207,618
                           ==========  ==========  ===========  ===========    ========  =======

                                  PUTNAM VT              PUTNAM VT           VAN KAMPEN LIT
                            INTERNATIONAL EQUITY      SMALL CAP VALUE       STRATEGIC GROWTH
                            SUBACCOUNT (CLASS IB)  SUBACCOUNT (CLASS IB)  SUBACCOUNT (CLASS II)
                           ----------------------  ---------------------  ---------------------
                            2007 (a)      2006      2007 (a)     2006        2007      2006
                           ----------  ----------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        3,511,652   4,836,822   2,035,006  2,593,238  1,235,906  1,384,980
Accumulation units issued
   and transferred from
   other funding options        3,142      84,134      37,330    143,621    236,482    145,259
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,514,794) (1,409,304) (2,072,336)  (701,853)  (368,670)  (294,333)
Annuity units                      --          --          --         --         --
                           ----------  ----------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   end of year                     --   3,511,652          --  2,035,006  1,103,718  1,235,906
                           ==========  ==========  ==========  =========  =========  =========

                           WELLS FARGO VT ADVANTAGE
                              SMALL/MID CAP VALUE
                                  SUBACCOUNT
                           ------------------------
                               2007        2006
                             ---------  ---------
Accumulation and
   annuity units
   beginning of year         2,787,099  3,597,876
Accumulation units issued
   and transferred from
   other funding options        78,563    147,972
Accumulation units
   redeemed and
   transferred to other
   funding options            (830,743)  (958,749)
Annuity units                       --         --
                             ---------  ---------
Accumulation and
   annuity units
   end of year               2,034,919  2,787,099
                             =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


            MLAC-BOOK-20 APRIL 28, 2008, AS REVISED NOVEMBER 10, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006

     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005

     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4 filed November 13, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4,  333- 147890/811-08477, filed on December 7,
          2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809, filed
          February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463, filed April 6, 2007.)

3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463,  filed April 6,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to
          MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a).     Variable Annuity Contract. (Incorporated herein by reference to
          Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, filed June 10, 1998.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339, filed on April 7, 2006.)

4(d). Merger Endorsement (6-E48-07) (December 7, 2007) (Incorporated herein by reference to Exhibit 4(d). to Registrant's Registration Statement on Form N-4, 333- 147890/811-08477, filed on December 7, 2007.)

5(a).     Application. (Incorporated herein by reference to Exhibit 5 to Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3 (a) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3 (b) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective No. 11 to MetLife of CT Separate Account Nine for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          333-65926/811-09411, filed on October 31, 2007.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed  April 21, 2005).

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut (effective August 31, 2007).
          (Incorporated herein by reference to Exhibit 6(d) to Post-Effective
          No. 11 to MetLife of CT Separate Account Nine for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9. to Registrant's
          Registration Statement on Form N-4,  333- 147890/811-08477, filed on
          December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. (filed herewith.)

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13. to the Registration Statement on Form N-4, File No. 333-147890, filed on
          April 8, 2008.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut

1300 Hall Boulevard
Bloomfield, CT 06002-2910

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
1300 Hall Boulevard
Bloomfield, CT 06002


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Mark J. Remington            Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

       9.   Hollow Creek, L.L.C. (CT)

      10. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      11. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      13.   TIC European Real Estate LP, LLC (DE)

      14.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      15.   Travelers International Investments Ltd. (Cayman Islands)

      16.   Euro TL Investments LLC (DE)

      17.   Corrigan TLP LLC (DE)

      18.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      19. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      20.   Tribeca Distressed Securities, L.L.C. (DE)

      21.   MetLife Investors USA Insurance Comapny (DE)


Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


           (ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2008, there were 2,398 qualified contracts and 5,591 non-qualified contracts of Marquis Portfolios offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul Sylvester               President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT

1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 29th day of October 2008.


           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th day of October 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact

* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File Nos. 333-147890/811-08479, filed on April 8, 2008.

                                  EXHIBIT INDEX

10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm